UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09461
                                                     ---------------------

             Nuveen North Carolina Dividend Advantage Municipal Fund
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kevin J. McCarthy
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: May 31
                                           ------------------

                  Date of reporting period: November 30, 2009
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


                                                        LOGO: NUVEEN INVESTMENTS
Closed-End Funds

Nuveen Investments
Municipal Closed-End Funds

IT'S NOT WHAT YOU EARN, IT'S WHAT YOU KEEP.(R)

Semi-Annual Report November 30, 2009

---------------          ------------------     -------------------
Nuveen Georgia           Nuveen Georgia         Nuveen Georgia
Premium Income           Dividend Advantage     Dividend Advantage
Municipal Fund           Municipal Fund         Municipal Fund 2
NPG                      NZX                    NKG

----------------------   -------------------    -------------------
Nuveen North             Nuveen North           Nuveen North
Carolina Premium         Carolina Dividend      Carolina Dividend
Income Municipal Fund    Advantage Municipal    Advantage Municipal
NNC                      Fund                   Fund 2
                         NRB                    NNO

-------------------
Nuveen North
Carolina Dividend
Advantage Municipal
Fund 3
NII

                                                                     NOVEMBER 09

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OR

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If you receive your Nuveen Fund dividends and statements directly from Nuveen.

                                                        LOGO: NUVEEN INVESTMENTS

Chairman's Letter to Shareholders

[PHOTO OF ROBERT P. BREMNER]

DEAR SHAREHOLDER,

The financial markets in which your Fund operates continue to reflect the larger economic crosscurrents. The illiquidity that infected global credit markets over the last year continues to recede but there is concern about the impact of a reduction in official liquidity support programs. The major institutions that are the linchpin of the international financial system have strengthened their capital structures, but many still struggle with losses in their various portfolios. Global trends include increasing trade and concern about the ability of the U.S. government to address its substantial budgetary deficits.

While the fixed-income and equity markets have recovered from the lows recorded in the first quarter of 2009, identifying those developments that will define the future is never easy, and rarely is it more difficult than at present. A fundamental component of a successful investment program is a commitment to remain focused on long-term investment goals even during periods of heightened market uncertainty. Another component is to re-evaluate investment disciplines and tactics and to confirm their validity following periods of extreme volatility and market dislocation, such as we have recently experienced. Your Board carried out an intensive review of investment performance with these objectives in mind during April and May of 2009 as part of the annual management contract renewal process. Confirming the appropriateness of a long term investment strategy is as important for our shareholders as it is for our professional investment managers. For that reason, I again encourage you to remain in communication with your financial consultant on this subject.

In September 2009, Nuveen completed the refinancing, at par, of all the auction rate preferred shares issued by its taxable closed-end funds. On October 15, 2009, Nuveen announced the first successful offering of an issue of MuniFund Term Preferred Shares. This new form of preferred securities joins the Variable Rate Demand Preferred Shares as vehicles for refinancing existing municipal fund auction rate preferred shares (ARPS). By the beginning of December 2009, six of the leveraged municipal closed-end funds had redeemed all of their outstanding ARPS. Nuveen remains committed to resolving the issues connected with outstanding ARPS. Please consult the Nuveen web site for the most recent information on this issue and all recent developments on your Nuveen Funds at: www.nuveen.com.

On behalf of the other members of your Fund's Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

/s/ Robert P. Bremner
-----------------------------------
Robert P. Bremner
Chairman of the Board
January 20, 2010

                                                            Nuveen Investments 1

Portfolio Manager's Comments

NUVEEN GEORGIA PREMIUM INCOME MUNICIPAL FUND (NPG)
NUVEEN GEORGIA DIVIDEND ADVANTAGE MUNICIPAL FUND (NZX)
NUVEEN GEORGIA DIVIDEND ADVANTAGE MUNICIPAL FUND 2 (NKG)
NUVEEN NORTH CAROLINA PREMIUM INCOME MUNICIPAL FUND (NNC) NUVEEN NORTH CAROLINA DIVIDEND ADVANTAGE MUNICIPAL FUND (NRB) NUVEEN NORTH CAROLINA DIVIDEND ADVANTAGE MUNICIPAL FUND 2 (NNO) NUVEEN NORTH CAROLINA DIVIDEND ADVANTAGE MUNICIPAL FUND 3 (NII)

Portfolio manager Daniel Close discusses key investment strategies and the six-month performance of the Nuveen Georgia and North Carolina Funds. Dan, who joined Nuveen in 2000, assumed portfolio management responsibility for these seven Funds in 2007.

WHAT KEY STRATEGIES WERE USED TO MANAGE THE GEORGIA AND NORTH CAROLINA FUNDS DURING THE SIX-MONTH REPORTING PERIOD ENDED NOVEMBER 30, 2009?

During this reporting period, municipal bond prices generally rose, as strong cash flows into municipal bond funds combined with tighter supply of new tax-exempt issuance to create favorable supply and demand conditions.

One reason for the decline in new tax-exempt supply was the introduction of the Build America Bond program. Build America Bonds are a new class of taxable municipal debt created as part of the February 2009 economic stimulus package. These bonds offer municipal issuers a federal subsidy equal to 35% of a security `s interest payments, and therefore offer issuers with an attractive alternative to traditional tax-exempt debt. During the six-month period ended November 30, 2009, taxable Build America Bonds issuance totaled $44.9 billion, accounting for almost 21% of new bonds in the municipal market. Since interest payments from these bonds represent taxable income, we do not see them as a good investment opportunity for these Funds.

While the supply of new tax-exempt municipal bonds was constrained during this period, we continued to find attractive value opportunities, taking a bottom-up approach to discovering undervalued sectors and individual credits with the potential to perform well over the long term. All three Georgia Funds purchased higher education bonds issued for the University of Georgia as well as uninsured health care credits. Tax-exempt supply was usually more plentiful in the health care sector because hospitals generally do not qualify for the Build America Bond program and so must continue to issue bonds in the tax-exempt municipal market. In the North Carolina Funds, we added a higher-rated appropriations issue offering a longer maturity as well as some electric utility bonds. We also found particular value in bonds issued by the North Carolina

      CERTAIN STATEMENTS IN THIS REPORT ARE FORWARD-LOOKING STATEMENTS. DISCUSSIONS OF SPECIFIC INVESTMENTS ARE FOR ILLUSTRATION ONLY AND ARE
      NOT INTENDED AS RECOMMENDATIONS OF INDIVIDUAL INVESTMENTS. THE FORWARD-LOOKING STATEMENTS AND OTHER VIEWS EXPRESSED HEREIN ARE THOSE OF THE PORTFOLIO MANAGER AS OF THE DATE OF THIS REPORT. ACTUAL FUTURE RESULTS OR OCCURRENCES MAY DIFFER SIGNIFICANTLY FROM THOSE ANTICIPATED IN ANY FORWARD-LOOKING STATEMENTS, AND THE VIEWS EXPRESSED HEREIN ARE SUBJECT TO CHANGE AT ANY TIME, DUE TO NUMEROUS MARKET AND OTHER FACTORS. THE FUNDS DISCLAIM ANY OBLIGATION TO UPDATE PUBLICLY OR REVISE ANY FORWARD-LOOKING STATEMENTS OR VIEWS EXPRESSED HEREIN.

2 Nuveen Investments

Turnpike Authority for the Triangle Expressway System, a new tollroad under construction in Wake and Durham counties.

Cash for new purchases was generated by bond calls and the sale of shorter-dated prerefunded bonds, primarily in the North Carolina Funds. In NPG, NKG and the four North Carolina Funds, we also monitored the types of credits and bond structures that were attractive to the retail market and took advantage of strong bids to sell selected bonds into solid retail demand. In addition, NZX and NKG sold a continuing care retirement center holding, and all three Georgia Funds sold a health care credit, due to declining credit outlooks for these two issues.

As of November 30, 2009, all seven of these Funds continued to use inverse floating rate securities.(1) We employ inverse floaters as a form of leverage for a variety of reasons, including duration management, income enhancement and total return enhancement.

HOW DID THE FUNDS PERFORM?

Individual results for the Nuveen Georgia and North Carolina Funds, as well as relevant index and peer group information, are presented in the accompanying table.

AVERAGE ANNUAL TOTAL RETURNS ON COMMON SHARE NET ASSET VALUE*
FOR PERIODS ENDED 11/30/09

                                                                          SIX-MONTH       1-YEAR       5-YEAR       10-YEAR
----------------------------------------------------------------------------------------------------------------------------
GEORGIA FUNDS
NPG                                                                           6.12%       23.72%        4.22%         6.44%
NZX                                                                           7.01%       22.58%        4.73%          N/A
NKG                                                                           7.78%       26.67%        4.37%          N/A

Standard & Poor`s (S&P) Georgia Municipal Bond Index(2)                       4.64%       15.01%        4.21%         5.52%

NORTH CAROLINA FUNDS
NNC                                                                           7.34%       23.58%        4.56%         6.75%
NRB                                                                           6.40%       21.13%        5.40%          N/A
NNO                                                                           6.76%       21.97%        4.90%          N/A
NII                                                                           6.60%       21.49%        5.23%          N/A

Standard & Poor`s (S&P) North Carolina Municipal Bond Index(2)                4.27%       13.80%        4.76%         5.93%

Standard & Poor`s (S&P) National Municipal Bond Index (3)                     5.15%       14.83%        4.34%         5.58%

Lipper Other States Municipal Debt Funds Average(4)                           8.64%       25.98%        4.20%         6.20%
---------------------------------------------------------------------------------------------------------------------------

For the six months ended November 30, 2009, the cumulative returns on common share net asset value (NAV) for all seven of the Nuveen Georgia and North Carolina Funds exceeded the returns for their respective Standard & Poor's (S&P) Georgia and North Carolina Municipal Bond Indexes as well as the Standard & Poor's (S&P) National Municipal Bond Index. All of the Funds underperformed the average return for the Lipper Other States Municipal Debt Funds Average. Shareholders should note that the performance of the Lipper Other States Average represents the overall average of returns for funds from ten different states with a wide variety of municipal market conditions, making direct comparisons less meaningful.

* Six-month returns are cumulative; returns for one-year, five-year, and ten-year are annualized.

      Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

      For additional information, see the individual Performance Overview for your Fund in this report.

(1) An inverse floating rate security, also known as an inverse floater, is a financial instru-ment designed to pay long-term tax-exempt interest at a rate that varies inversely with a short-term tax-exempt interest rate index. For the Nuveen Funds, the index typically used is the Securities Industry and Financial Markets (SIFM) Municipal Swap
      Index (previously referred to as the Bond Market Association Index or
      BMA). Inverse floaters, including those inverse floating rate securities in which the Funds invested during this reporting period, are further defined within the Notes to Financial Statements and Glossary of Terms Used in this Report sections of this report.

(2) The Standard & Poor's (S&P) Georgia and North Carolina Municipal Bond Indexes are unleveraged, market value-weighted indexes designed to measure the performance of the investment-grade municipal bond markets in Georgia and North Carolina, respectively. These indexes do not reflect any initial or ongoing expenses and are not available for direct investment.

(3) The Standard & Poor's (S&P) National Municipal Bond Index is an unleveraged, market value-weighted index designed to measure the performance of the investment-grade U.S. municipal bond market. This index does not reflect any initial or ongoing expenses and is not available for direct investment.

(4) The Lipper Other States Municipal Debt Funds Average is calculated using the returns of all closed-end funds in this category for each period as follows: six-month, 43 funds; 1-year, 43 funds; 5-year, 43 funds; and 10-year, 20 funds. The returns account for the effects of managements fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in a Lipper Average.

                                                            Nuveen Investments 3

Key management factors that influenced the Funds' returns during this period included yield curve and duration positioning, credit exposure, and sector allocation. In addition, leverage was an important factor affecting each Fund's performance over this period. The impact of leverage is discussed in more detail on page five.

During this period, we saw yields on tax-exempt bonds generally decline and bond prices rise, especially at the longer end of the municipal yield curve. As a result, longer-term bonds generally outperformed credits with shorter maturities. Overall, duration and yield curve positioning was a net positive for the performances of all of these Funds. In general, the Funds were relatively underexposed to the underperforming short end of the yield curve, compared with the municipal market as a whole. This underweighting had a positive impact on performance, especially in NNC, which had the longest duration among the four North Carolina Funds.

While yield curve positioning and duration played important roles in performance during these six months, credit exposure also had a significant impact. The demand for municipal bonds increased among both institutional and individual investors during this period. This increase was driven by a variety of factors, including concerns about potential tax increases, the need to rebalance portfolio allocations, and a growing appetite for additional risk. At the same time, the supply of new tax-exempt municipal paper declined. As investors bid up municipal bond prices, bonds rated BBB or below and non-rated bonds generally outperformed those rated AAA. In this environment, the Funds' performances benefited from their allocations to lower quality credits.

Holdings that generally contributed to the Funds' performances included industrial development revenue (IDR) and health care bonds, while zero coupon bonds also were among the strongest performers. In addition, transportation, housing and special tax bonds also outperformed the general municipal market during this period.

Pre-refunded bonds, which are often backed by U.S. Treasury securities and which had been one of the top performing segments of the municipal bond market over the past two years, performed especially poorly during this period. This was primarily due to their shorter effective maturities and higher credit quality. As of November 30, 2009, NZX and NII had the largest allocations of pre-refunded bonds among the Nuveen Georgia and North Carolina Funds, respectively, which negatively impacted performance, while NKG and NNC had the smallest allocations of these bonds in their respective states. Many general obligation bonds also failed to keep pace with the over-all municipal market. Other market sectors that lagged the municipal market for the six months included water and sewer and leasing, while education, resource recovery, and electric bonds underperformed the market by a slight margin. Among the North Carolina Funds, NRB and NII were relatively overweighted in water and sewer credits, which detracted from their performances.

4 Nuveen Investments

IMPACT OF THE FUNDS' CAPITAL STRUCTURES AND LEVERAGE STRATEGIES ON PERFORMANCE

One important factor impacting the returns of these Funds relative to the comparative indexes was the Funds' use of financial leverage. The Funds use leverage because their managers believe that, over time, leveraging provides opportunities for additional income and total returns for common shareholders. However, use of leverage also can expose common shareholders to additional risk-- especially when market conditions are unfavorable. For example, as the prices of securities held by a Fund decline, the negative impact of these valuation changes on common share net asset value and common shareholder total return is magnified by the use of leverage. Conversely, leverage may enhance common share returns during periods when bond prices generally are rising. In general, leverage made a significant positive contribution to Funds returns over this period.

RECENT DEVELOPMENTS REGARDING THE FUNDS' LEVERAGED CAPITAL STRUCTURE

As noted in the last several shareholder reports, the auction rate preferred shares issued by many closed-end funds, including these Nuveen Funds, have been hampered by a lack of liquidity since February 2008. Since that time, more auction rate preferred shares have been submitted for sale in their regularly scheduled auctions than there have been offers to buy. In fact, offers to buy have been almost completely non-existent since late February 2008. This means that these auctions have "failed to clear," and that many, or all, of the auction rate preferred shareholders who wanted to sell their shares in these auctions were unable to do so. This lack of liquidity in auction rate preferred shares did not lower the credit quality of these shares, and auction rate preferred shareholders unable to sell their shares received distributions at the "maximum rate" applicable to failed auctions, as calculated in accordance with the pre-established terms of the auction rate preferred shares. In the recent market, with short-term rates at multi-generational lows, those maximum rates also have been low.

One continuing implication for common shareholders from the auction failures is that each Fund's cost of leverage likely has been incrementally higher at times than it other-wise might have been had the auctions continued to be successful. As a result, each Fund's common share earnings likely have been incrementally lower at times than they otherwise might have been.

As noted in past shareholder reports, the Funds' Board of Trustees authorized a plan to use tender option bonds (TOBs), also known as floating rate securities, to refinance a portion of the outstanding auction rate preferred shares issued by these and other Nuveen Funds. The amount of TOBs that a Fund may use varies according to the composition of each Fund's portfolio. Some Funds have a greater ability to use TOBs than others. As of November 30, 2009, some Nuveen Funds also have issued Variable Rate Demand Preferred Shares, but these issuances have been limited since it has been difficult to find liquidity facilities on economically viable terms given the constrained credit environment. Additionally, some Nuveen Funds have issued MuniFund Term Preferred Shares (MTP), a fixed-rate form of preferred stock with a

                                                            Nuveen Investments 5
mandatory redemption period of five years. However, the Funds cannot provide any assurance on when the remaining outstanding auction rate preferred shares might be redeemed.

As of November 30, 2009, the amount of auction rate preferred securities redeemed by the following Funds are as shown in the accompanying table.

                                       AUCTION RATE            % OF ORIGINAL
                                   PREFERRED SHARES             AUCTION RATE
FUND                                       REDEEMED         PREFERRED SHARES
----------------------------------------------------------------------------
NPG                                    $  2,100,000                     7.6%
NZX                                    $  1,100,000                     7.3%
NKG                                    $  3,700,000                    11.2%
NNC                                    $  1,650,000                     3.5%
NRB                                    $    925,000                     5.4%
----------------------------------------------------------------------------

During November 2009, NNC filed with the Securities and Exchange Commission
(SEC) a registration statement seeking to register MTP. During January 2010, subsequent to the reporting period, NNC successfully completed the issuance of $23.3 million of 2.65%, Series 2015 MTP. MTP is a new form of closed-end fund preferred shares designed to refinance, partially or completely, and replace the auction rate preferred shares previously issued by the Funds as leverage. The net proceeds from this offering were used to refinance a portion of NNC's outstanding auction rate preferred shares. The newly-issued MTP shares trade on the New York Stock Exchange (NYSE) under the symbol "NNC Pr C". MTP is a fixed-rate form of preferred stock with a mandatory redemption period, in this case, of five years. By issuing MTP, the Funds seek to take advantage of the current historically low interest rate environment to lock in an attractive federally tax-exempt cost of leverage for a period as long as the term of the MTP. The Funds' managers believe that issuing MTP may help the Funds mitigate the risk of a significant increase in their cost of leverage should short-term interest rates rise sharply in the coming years.

Subsequent to the reporting period, NPG, NZX, NKG, NRB, NNO and NII filed with the SEC a registration statement seeking to register MTP. These registrations statements, declared effective by the SEC, enable the Funds to issue to the public shares of MTP to refinance all or a portion of each Fund's auction rate preferred shares. The issuance of MTP by these Funds is subject to market conditions. There is no assurance that these MTP shares will be issued.

As of November 30, 2009, 75 out of the 84 Nuveen closed-end municipal funds that had issued auction rate preferred shares have redeemed, at par, all or a portion of these shares. These redemptions bring the total amount of Nuveen's municipal closed-end funds' auction rate preferred share redemptions to approximately $2.5 billion of the original $11 billion outstanding.

For up-to-date information, please visit the Nuveen CEF Auction Rate Preferred Resource Center at:
http://www.nuveen.com/ResourceCenter/AuctionRatePreferred.aspx.

6 Nuveen Investments

COMMON SHARE DIVIDEND AND SHARE PRICE INFORMATION

During the six-month period ended November 30, 2009, each of the seven Funds in this report had one monthly dividend increase.

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund's past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund`s NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund `s NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of November 30, 2009, all of the Funds in this report had positive UNII balances, based upon our best estimate, for tax purposes and positive UNII balances for financial statement purposes.

COMMON SHARE REPURCHASES AND SHARE PRICE INFORMATION

Since the inception of the Funds' repurchase program the Funds have not repurchased any of their outstanding common shares.

As of November 30, 2009, the Funds' common share prices were trading at (+) premiums or (-) discounts to their common share NAVs as shown in the accompanying table.

                                 11/30/09                Six-Month Average
Fund               (+)Premium/(-)Discount           (+)Premium/(-)Discount
--------------------------------------------------------------------------
NPG                                -9.14%                           -7.97%
NZX                                -0.55%                           -4.63%
NKG                                -8.67%                           -8.55%
NNC                                +4.43%                           -1.64%
NRB                                +6.31%                           +2.46%
NNO                                +3.83%                           -1.44%
NII                                +5.91%                           +0.29%
--------------------------------------------------------------------------

                                                            Nuveen Investments 7

        NPG | NUVEEN GEORGIA
Performance | PREMIUM INCOME
   OVERVIEW | MUNICIPAL FUND
              as of November 30, 2009

FUND SNAPSHOT
--------------------------------------------------------------------------------
Common Share Price                                                       $12.93
--------------------------------------------------------------------------------
Common Share Net Asset Value                                             $14.23
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                -9.14%
--------------------------------------------------------------------------------
Market Yield                                                              5.10%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield(1)                                               7.53%
--------------------------------------------------------------------------------
Net Assets Applicable to Common Shares ($000)                           $54,143
--------------------------------------------------------------------------------
Average Effective Maturity on Securities (Years)                          15.65
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                                 8.48
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 5/20/93)
--------------------------------------------------------------------------------
                                                       ON SHARE PRICE     ON NAV
--------------------------------------------------------------------------------
6-Month (Cumulative)                                            9.53%      6.12%
--------------------------------------------------------------------------------
1-Year                                                         40.10%     23.72%
--------------------------------------------------------------------------------
5-Year                                                          0.27%      4.22%
--------------------------------------------------------------------------------
10-Year                                                         4.94%      6.44%
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION
(as a % of total investments)
--------------------------------------------------------------------------------
Education and Civic Organizations                                          15.4%
--------------------------------------------------------------------------------
Health Care                                                                14.9%
--------------------------------------------------------------------------------
Water and Sewer                                                            14.7%
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                     14.2%
--------------------------------------------------------------------------------
Tax Obligation/General                                                     13.0%
--------------------------------------------------------------------------------
U.S. Guaranteed                                                            12.8%
--------------------------------------------------------------------------------
Utilities                                                                   6.8%
--------------------------------------------------------------------------------
Other                                                                       8.2%
--------------------------------------------------------------------------------

CREDIT QUALITY (as a % of total investments)

                                   [PIE CHART]

AAA/U.S.
Guaranteed                                                                   36%
AA                                                                           32%
A                                                                            23%
BBB                                                                           7%
N/R                                                                           2%

2008-2009 MONTHLY TAX-FREE DIVIDENDS PER COMMON SHARE

                                   [BAR CHART]

Dec                                                                   $   0.0515
Jan                                                                       0.0515
Feb                                                                       0.0515
mar                                                                       0.0515
Apr                                                                       0.0515
May                                                                       0.0515
Jun                                                                       0.0525
Jul                                                                       0.0525
Aug                                                                       0.0525
Sep                                                                       0.0525
Oct                                                                        0.055
Nov                                                                        0.055

COMMON SHARE PRICE PERFORMANCE -- WEEKLY CLOSING PRICE

                                  [LINE CHART]

12/01/08                                                             $      9.61
                                                                           9.748
                                                                             8.7
                                                                            9.18
                                                                             9.5
                                                                           10.26
                                                                         11.3184
                                                                           11.25
                                                                           10.92
                                                                         11.5035
                                                                           12.11
                                                                            11.9
                                                                            11.5
                                                                           11.44
                                                                           10.96
                                                                         10.8499
                                                                           10.95
                                                                              11
                                                                           11.26
                                                                           11.35
                                                                           12.14
                                                                           11.71
                                                                           12.09
                                                                           12.25
                                                                              12
                                                                           12.19
                                                                            12.1
                                                                            12.5
                                                                           12.35
                                                                            12.1
                                                                           12.15
                                                                           12.55
                                                                           12.43
                                                                           12.45
                                                                            12.3
                                                                           12.84
                                                                           13.07
                                                                           13.05
                                                                              13
                                                                           13.26
                                                                           13.37
                                                                            13.4
                                                                           13.38
                                                                         13.3378
                                                                          13.494
                                                                           13.27
                                                                           12.91
                                                                           12.93
                                                                           12.92
                                                                            12.9
                                                                           12.72
                                                                           12.74
                                                                           12.74
11/30/09                                                                 12.9299

(1) Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.3%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

8 Nuveen Investments

        NZX | NUVEEN GEORGIA
Performance | DIVIDEND ADVANTAGE
   OVERVIEW | MUNICIPAL FUND
              as of November 30, 2009

CREDIT QUALITY (as a % of total investments)

                                   [PIE CHART]

AAA/U.S.
Guaranteed                                                                   38%
AA                                                                           28%
A                                                                            20%
BBB                                                                           8%
BB or Lower                                                                   1%
N/R                                                                           5%

2008-2009 MONTHLY TAX-FREE DIVIDENDS PER COMMON SHARE

                                   [BAR CHART]

Dec                                                                  $     0.055
Jan                                                                        0.055
Feb                                                                        0.055
mar                                                                        0.055
Apr                                                                        0.055
May                                                                        0.056
Jun                                                                        0.056
Jul                                                                        0.056
Aug                                                                        0.056
Sep                                                                        0.061
Oct                                                                        0.061
Nov                                                                        0.061

COMMON SHARE PRICE PERFORMANCE -- WEEKLY CLOSING PRICE

                                  [LINE CHART]

12/01/08                                                             $     10.88
                                                                              10
                                                                             9.5
                                                                          9.7699
                                                                              10
                                                                           10.18
                                                                         11.4704
                                                                           11.41
                                                                            11.5
                                                                           11.49
                                                                           12.06
                                                                            12.4
                                                                         11.2422
                                                                           11.46
                                                                            11.4
                                                                           11.51
                                                                           11.75
                                                                           11.97
                                                                           12.09
                                                                            11.9
                                                                            11.9
                                                                           11.91
                                                                         12.2001
                                                                            12.5
                                                                           12.34
                                                                           12.96
                                                                           13.46
                                                                           13.24
                                                                           13.31
                                                                            12.6
                                                                            12.6
                                                                           13.23
                                                                           12.83
                                                                            12.9
                                                                            13.2
                                                                            13.5
                                                                           13.91
                                                                           13.65
                                                                           13.39
                                                                           13.45
                                                                           13.59
                                                                         14.2201
                                                                            14.2
                                                                            14.2
                                                                           14.08
                                                                           14.06
                                                                           13.62
                                                                           13.46
                                                                           14.04
                                                                              14
                                                                          13.962
                                                                           14.09
                                                                           14.48
11/30/09                                                                   14.52

FUND SNAPSHOT
--------------------------------------------------------------------------------
Common Share Price                                                       $14.52
--------------------------------------------------------------------------------
Common Share Net Asset Value                                             $14.60
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                -0.55%
--------------------------------------------------------------------------------
Market Yield                                                              5.04%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield(1)                                               7.44%
--------------------------------------------------------------------------------
Net Assets Applicable to Common Shares ($000)                           $28,755
--------------------------------------------------------------------------------
Average Effective Maturity on Securities (Years)                          13.12
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                                 7.09
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 9/25/01)
--------------------------------------------------------------------------------
                                                      ON SHARE PRICE      ON NAV
--------------------------------------------------------------------------------
6-Month (Cumulative)                                           10.65%      7.01%
--------------------------------------------------------------------------------
1-Year                                                         40.54%     22.58%
--------------------------------------------------------------------------------
5-Year                                                          4.19%      4.73%
--------------------------------------------------------------------------------
Since Inception                                                 5.09%      5.77%
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION
(as a % of total investments)
--------------------------------------------------------------------------------
Education and Civic Organizations                                          17.4%
--------------------------------------------------------------------------------
U.S. Guaranteed                                                            17.4%
--------------------------------------------------------------------------------
Health Care                                                                16.4%
--------------------------------------------------------------------------------
Water and Sewer                                                            13.4%
--------------------------------------------------------------------------------
Tax Obligation/General                                                      9.3%
--------------------------------------------------------------------------------
Housing/Single Family                                                       8.5%
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                      5.6%
--------------------------------------------------------------------------------
Other                                                                      12.0%
--------------------------------------------------------------------------------

(1) Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.3%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

                                                            Nuveen Investments 9

        NKG | NUVEEN GEORGIA
Performance | DIVIDEND ADVANTAGE
   OVERVIEW | MUNICIPAL FUND 2
              as of November 30, 2009

FUND SNAPSHOT
--------------------------------------------------------------------------------
Common Share Price                                                       $12.75
--------------------------------------------------------------------------------
Common Share Net Asset Value                                             $13.96
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                -8.67%
--------------------------------------------------------------------------------
Market Yield                                                              5.46%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield(1)                                               8.06%
--------------------------------------------------------------------------------
Net Assets Applicable to Common Shares ($000)                           $63,567
--------------------------------------------------------------------------------
Average Effective Maturity on Securities (Years)                          16.04
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                                 7.92
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 9/25/02)
--------------------------------------------------------------------------------
                                                       ON SHARE PRICE     ON NAV
--------------------------------------------------------------------------------
6-Month (Cumulative)                                           10.19%      7.78%
--------------------------------------------------------------------------------
1-Year                                                         16.98%     26.67%
--------------------------------------------------------------------------------
5-Year                                                          3.84%      4.37%
--------------------------------------------------------------------------------
Since Inception                                                 2.96%      4.70%
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION
(as a % of total investments)
--------------------------------------------------------------------------------
Water and Sewer                                                            20.2%
--------------------------------------------------------------------------------
Tax Obligation/General                                                     18.5%
--------------------------------------------------------------------------------
Health Care                                                                16.4%
--------------------------------------------------------------------------------
Education and Civic Organizations                                          12.2%
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                      8.0%
--------------------------------------------------------------------------------
U.S. Guaranteed                                                             7.5%
--------------------------------------------------------------------------------
Transportation                                                              4.0%
--------------------------------------------------------------------------------
Other                                                                      13.2%
--------------------------------------------------------------------------------

CREDIT QUALITY (as a % of total investments)

                                   [PIE CHART]

AAA/U.S.
Guaranteed                                                                   31%
AA                                                                           27%
A                                                                            25%
BBB                                                                           9%
N/R                                                                           8%

2008-2009 MONTHLY TAX-FREE DIVIDENDS PER COMMON SHARE

                                   [BAR CHART]

Dec                                                                  $     0.053
Jan                                                                        0.053
Feb                                                                        0.053
mar                                                                        0.053
Apr                                                                        0.053
May                                                                        0.053
Jun                                                                        0.053
Jul                                                                        0.053
Aug                                                                        0.053
Sep                                                                        0.058
Oct                                                                        0.058
Nov                                                                        0.058

COMMON SHARE PRICE PERFORMANCE -- WEEKLY CLOSING PRICE

                                  [LINE CHART]

12/01/08                                                             $      11.3
                                                                            10.6
                                                                             9.5
                                                                            9.74
                                                                             9.6
                                                                             9.5
                                                                           11.01
                                                                           10.84
                                                                          10.794
                                                                           11.35
                                                                           11.59
                                                                           11.56
                                                                         11.0122
                                                                           10.81
                                                                          10.595
                                                                         10.7081
                                                                          10.988
                                                                            11.1
                                                                           11.25
                                                                           11.12
                                                                           11.42
                                                                           11.38
                                                                         11.4501
                                                                           11.92
                                                                         12.1767
                                                                           11.95
                                                                           11.88
                                                                           11.96
                                                                           11.62
                                                                         11.6499
                                                                           11.85
                                                                          11.888
                                                                           11.94
                                                                         11.8897
                                                                           11.88
                                                                         12.1572
                                                                           12.35
                                                                           12.35
                                                                           12.64
                                                                            12.7
                                                                         12.7001
                                                                           12.95
                                                                          13.052
                                                                           13.14
                                                                          13.163
                                                                            13.1
                                                                           12.55
                                                                           12.79
                                                                           12.89
                                                                          12.897
                                                                           12.71
                                                                           12.43
                                                                            12.7
11/30/09                                                                   12.75

(1) Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.3%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

10 Nuveen Investments

        NNC | NUVEEN NORTH CAROLINA
Performance | PREMIUM INCOME
   OVERVIEW | MUNICIPAL FUND
              as of November 30, 2009

CREDIT QUALITY (as a % of total investments)

                                   [PIE CHART]

AAA/U.S.
Guaranteed                                                                   32%
AA                                                                           34%
A                                                                            28%
BBB                                                                           4%
N/R                                                                           2%

2008-2009 MONTHLY TAX-FREE DIVIDENDS PER COMMON SHARE

                                   [BAR CHART]

Dec                                                                  $    0.0505
Jan                                                                       0.0505
Feb                                                                       0.0505
mar                                                                       0.0505
Apr                                                                       0.0505
May                                                                        0.055
Jun                                                                        0.055
Jul                                                                        0.055
Aug                                                                        0.055
Sep                                                                        0.059
Oct                                                                        0.059
Nov                                                                        0.059

COMMON SHARE PRICE PERFORMANCE -- WEEKLY CLOSING PRICE

                                  [LINE CHART]

12/01/08                                                             $     10.85
                                                                            10.7
                                                                           10.06
                                                                            10.3
                                                                           10.68
                                                                           11.04
                                                                            12.4
                                                                           12.46
                                                                           12.48
                                                                           13.25
                                                                           12.45
                                                                            12.3
                                                                           12.31
                                                                           12.35
                                                                            11.5
                                                                           12.15
                                                                           12.34
                                                                            12.4
                                                                            12.5
                                                                            12.8
                                                                           12.94
                                                                           12.94
                                                                            12.8
                                                                           13.04
                                                                           13.15
                                                                            13.2
                                                                            12.6
                                                                          12.802
                                                                           12.64
                                                                         12.7295
                                                                           12.92
                                                                              13
                                                                         13.0701
                                                                         12.9999
                                                                           13.34
                                                                           13.26
                                                                           13.45
                                                                           13.59
                                                                           13.78
                                                                           13.93
                                                                         14.1366
                                                                          14.365
                                                                           14.61
                                                                            14.4
                                                                           14.67
                                                                         15.0495
                                                                           14.43
                                                                            14.6
                                                                            14.3
                                                                           14.76
                                                                           14.86
                                                                         14.6599
                                                                           14.79
11/30/09                                                                   15.08

FUND SNAPSHOT
--------------------------------------------------------------------------------
Common Share Price                                                       $15.08
--------------------------------------------------------------------------------
Common Share Net Asset Value                                             $14.44
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                 4.43%
--------------------------------------------------------------------------------
Market Yield                                                              4.69%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield(1)                                               7.06%
--------------------------------------------------------------------------------
Net Assets Applicable to Common Shares ($000)                           $91,735
--------------------------------------------------------------------------------
Average Effective Maturity on Securities (Years)                          14.41
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                                 7.58
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 5/20/93)
--------------------------------------------------------------------------------
                                                       ON SHARE PRICE     ON NAV
--------------------------------------------------------------------------------
6-Month (Cumulative)                                           22.62%      7.34%
--------------------------------------------------------------------------------
1-Year                                                         46.65%     23.58%
--------------------------------------------------------------------------------
5-Year                                                          3.45%      4.56%
--------------------------------------------------------------------------------
10-Year                                                         6.19%      6.75%
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION
(as a % of total investments)
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                     25.5%
--------------------------------------------------------------------------------
Health Care                                                                14.7%
--------------------------------------------------------------------------------
Education and Civic Organizations                                          14.5%
--------------------------------------------------------------------------------
Utilities                                                                   8.9%
--------------------------------------------------------------------------------
U.S. Guaranteed                                                             7.9%
--------------------------------------------------------------------------------
Water and Sewer                                                             7.0%
--------------------------------------------------------------------------------
Tax Obligation/General                                                      6.6%
--------------------------------------------------------------------------------
Transportation                                                              5.7%
--------------------------------------------------------------------------------
Other                                                                       9.2%
--------------------------------------------------------------------------------

(1) Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 33.6%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

                                                           Nuveen Investments 11

        NRB | NUVEEN NORTH CAROLINA
Performance | DIVIDEND ADVANTAGE
   OVERVIEW | MUNICIPAL FUND
              as of November 30, 2009

FUND SNAPSHOT
--------------------------------------------------------------------------------
Common Share Price                                                       $16.00
--------------------------------------------------------------------------------
Common Share Net Asset Value                                             $15.05
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                 6.31%
--------------------------------------------------------------------------------
Market Yield                                                              5.10%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield(1)                                               7.68%
--------------------------------------------------------------------------------
Net Assets Applicable to Common Shares ($000)                           $34,128
--------------------------------------------------------------------------------
Average Effective Maturity on Securities (Years)                          13.60
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                                 6.84
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 1/25/01)
--------------------------------------------------------------------------------
                                                       ON SHARE PRICE     ON NAV
--------------------------------------------------------------------------------
6-Month (Cumulative)                                           15.16%      6.40%
--------------------------------------------------------------------------------
1-Year                                                         44.28%     21.13%
--------------------------------------------------------------------------------
5-Year                                                          4.69%      5.40%
--------------------------------------------------------------------------------
Since Inception                                                 6.32%      6.41%
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION
(as a % of total investments)
--------------------------------------------------------------------------------
Water and Sewer                                                            26.6%
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                     16.2%
--------------------------------------------------------------------------------
Utilities                                                                  12.9%
--------------------------------------------------------------------------------
Health Care                                                                11.4%
--------------------------------------------------------------------------------
Education and Civic Organizations                                           9.4%
--------------------------------------------------------------------------------
U.S. Guaranteed                                                             8.4%
--------------------------------------------------------------------------------
Tax Obligation/General                                                      6.0%
--------------------------------------------------------------------------------
Other                                                                       9.1%
--------------------------------------------------------------------------------

CREDIT QUALITY (as a % of total investments)

                                   [PIE CHART]

AAA/U.S.
Guaranteed                                                                   46%
AA                                                                           29%
A                                                                            17%
BBB                                                                           5%
BB or Lower                                                                   1%
N/R                                                                           2%

2008-2009 MONTHLY TAX-FREE DIVIDENDS PER COMMON SHARE

                                   [BAR CHART]

Dec                                                                  $     0.058
Jan                                                                        0.058
Feb                                                                        0.058
mar                                                                         0.06
Apr                                                                         0.06
May                                                                        0.062
Jun                                                                        0.062
Jul                                                                        0.062
Aug                                                                        0.062
Sep                                                                        0.068
Oct                                                                        0.068
Nov                                                                        0.068

COMMON SHARE PRICE PERFORMANCE -- Weekly Closing Price

                                  [LINE CHART]

12/01/08                                                             $     11.77
                                                                            11.9
                                                                         11.9999
                                                                           11.82
                                                                            12.4
                                                                           12.35
                                                                            13.6
                                                                            13.4
                                                                         14.0399
                                                                           13.87
                                                                            13.9
                                                                            13.9
                                                                         14.3499
                                                                            14.2
                                                                            13.4
                                                                         13.6501
                                                                         13.6499
                                                                           13.44
                                                                         14.1484
                                                                           13.94
                                                                           13.88
                                                                           14.13
                                                                            14.7
                                                                           15.03
                                                                           14.64
                                                                           14.39
                                                                           14.26
                                                                           14.08
                                                                         13.7901
                                                                           14.26
                                                                           14.46
                                                                           15.12
                                                                            14.5
                                                                            14.3
                                                                           14.45
                                                                           14.15
                                                                          14.769
                                                                          14.858
                                                                           14.94
                                                                         15.3999
                                                                           15.28
                                                                            15.3
                                                                          15.606
                                                                           15.78
                                                                         16.1501
                                                                            16.3
                                                                            16.5
                                                                           16.45
                                                                           15.23
                                                                           15.78
                                                                           15.22
                                                                          15.965
                                                                            15.8
11/30/09                                                                 16.0018

(1) Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 33.6%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

12 Nuveen Investments

        NNO | NUVEEN NORTH CAROLINA
Performance | DIVIDEND ADVANTAGE
   OVERVIEW | MUNICIPAL FUND 2
              as of November 30, 2009

CREDIT QUALITY (as a % of total investments)

                                   [PIE CHART]

AAA/U.S.
Guaranteed                                                                   39%
AA                                                                           28%
A                                                                            26%
BBB                                                                           5%
N/R                                                                           2%

2008-2009 MONTHLY TAX-FREE DIVIDENDS PER COMMON SHARE

                                   [BAR CHART]

Dec                                                                  $     0.054
Jan                                                                        0.054
Feb                                                                        0.054
mar                                                                       0.0565
Apr                                                                       0.0565
May                                                                       0.0585
Jun                                                                       0.0585
Jul                                                                       0.0585
Aug                                                                       0.0585
Sep                                                                        0.064
Oct                                                                        0.064
Nov                                                                        0.064

COMMON SHARE PRICE PERFORMANCE -- Weekly Closing Price

                                  [LINE CHART]

12/01/08                                                             $     12.25
                                                                            12.2
                                                                            11.2
                                                                            11.6
                                                                           11.01
                                                                           11.15
                                                                         12.3201
                                                                           12.61
                                                                          12.685
                                                                         13.1999
                                                                           13.14
                                                                           13.25
                                                                           13.15
                                                                           12.99
                                                                         13.3999
                                                                         13.1315
                                                                           12.75
                                                                         13.2101
                                                                           13.47
                                                                            13.5
                                                                           13.37
                                                                           13.37
                                                                         13.3436
                                                                           13.95
                                                                           13.84
                                                                           13.89
                                                                            13.6
                                                                         13.4391
                                                                           13.31
                                                                         13.3235
                                                                            13.3
                                                                           13.55
                                                                         13.7099
                                                                           13.75
                                                                           13.99
                                                                           14.04
                                                                         14.0622
                                                                           14.03
                                                                           14.34
                                                                           14.54
                                                                          14.845
                                                                           14.77
                                                                         15.3485
                                                                            15.1
                                                                              15
                                                                           15.12
                                                                            15.1
                                                                            14.9
                                                                           14.77
                                                                           15.45
                                                                           15.22
                                                                           15.24
                                                                           15.44
11/30/09                                                                   15.47

FUND SNAPSHOT
--------------------------------------------------------------------------------
Common Share Price                                                       $15.47
--------------------------------------------------------------------------------
Common Share Net Asset Value                                             $14.90
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                 3.83%
--------------------------------------------------------------------------------
Market Yield                                                              4.96%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield(1)                                               7.47%
--------------------------------------------------------------------------------
Net Assets Applicable to Common Shares ($000)                           $55,872
--------------------------------------------------------------------------------
Average Effective Maturity on Securities (Years)                          12.52
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                                 6.54
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 11/15/01)
--------------------------------------------------------------------------------
                                                       ON SHARE PRICE     ON NAV
--------------------------------------------------------------------------------
6-Month (Cumulative)                                           16.66%      6.76%
--------------------------------------------------------------------------------
1-Year                                                         32.34%     21.97%
--------------------------------------------------------------------------------
5-Year                                                          4.61%      4.90%
--------------------------------------------------------------------------------
Since Inception                                                 5.99%      6.11%
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION
(as a % of total investments)
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                     22.3%
--------------------------------------------------------------------------------
Health Care                                                                16.0%
--------------------------------------------------------------------------------
Water and Sewer                                                            15.4%
--------------------------------------------------------------------------------
Transportation                                                             11.2%
--------------------------------------------------------------------------------
Education and Civic Organizations                                           9.0%
--------------------------------------------------------------------------------
U.S. Guaranteed                                                             8.7%
--------------------------------------------------------------------------------
Utilities                                                                   8.7%
--------------------------------------------------------------------------------
Other                                                                       8.7%
--------------------------------------------------------------------------------

(1) Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 33.6%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

                                                           Nuveen Investments 13

        NII | NUVEEN NORTH CAROLINA
Performance | DIVIDEND ADVANTAGE
   OVERVIEW | MUNICIPAL FUND 3
              as of November 30, 2009

FUND SNAPSHOT
--------------------------------------------------------------------------------
Common Share Price                                                       $15.42
--------------------------------------------------------------------------------
Common Share Net Asset Value                                             $14.56
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                 5.91%
--------------------------------------------------------------------------------
Market Yield                                                              4.82%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield(1)                                               7.26%
--------------------------------------------------------------------------------
Net Assets Applicable to Common Shares ($000)                           $57,268
--------------------------------------------------------------------------------
Average Effective Maturity on Securities (Years)                          13.89
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                                 6.89
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 9/25/02
--------------------------------------------------------------------------------
                                                       ON SHARE PRICE     ON NAV
--------------------------------------------------------------------------------
6-Month (Cumulative)                                           16.21%      6.60%
--------------------------------------------------------------------------------
1-Year                                                         45.91%     21.49%
--------------------------------------------------------------------------------
5-Year                                                          5.81%      5.23%
--------------------------------------------------------------------------------
Since Inception                                                 5.52%      5.36%
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION
(as a % of total investments)
--------------------------------------------------------------------------------
Water and Sewer                                                            22.3%
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                     21.3%
--------------------------------------------------------------------------------
Utilities                                                                  12.2%
--------------------------------------------------------------------------------
U.S. Guaranteed                                                            10.9%
--------------------------------------------------------------------------------
Tax Obligation/General                                                     10.7%
--------------------------------------------------------------------------------
Health Care                                                                 7.7%
--------------------------------------------------------------------------------
Transportation                                                              6.5%
--------------------------------------------------------------------------------
Other                                                                       8.4%
--------------------------------------------------------------------------------

CREDIT QUALITY (as a % of total investments)

                                   [PIE CHART]

AAA/U.S.
Guaranteed                                                                   42%
AA                                                                           32%
A                                                                            17%
BBB                                                                           7%
N/R                                                                           2%

2008-2009 MONTHLY TAX-FREE DIVIDENDS PER COMMON SHARE

                                   [BAR CHART]

Dec                                                                  $    0.0555
Jan                                                                       0.0555
Feb                                                                       0.0555
mar                                                                       0.0555
Apr                                                                       0.0555
May                                                                       0.0565
Jun                                                                       0.0565
Jul                                                                       0.0565
Aug                                                                       0.0565
Sep                                                                        0.062
Oct                                                                        0.062
Nov                                                                        0.062

COMMON SHARE PRICE PERFORMANCE -- Weekly Closing Price

                                  [LINE CHART]

12/01/08                                                             $     10.99
                                                                         11.2201
                                                                            10.4
                                                                            10.8
                                                                           11.35
                                                                           11.33
                                                                           12.74
                                                                           12.98
                                                                           13.07
                                                                            13.4
                                                                            13.2
                                                                           13.39
                                                                           12.77
                                                                           12.24
                                                                           12.09
                                                                           12.36
                                                                          12.432
                                                                           12.56
                                                                            13.3
                                                                           12.89
                                                                           13.09
                                                                          13.105
                                                                           13.18
                                                                           13.62
                                                                           13.46
                                                                           13.56
                                                                            13.6
                                                                           13.44
                                                                           13.53
                                                                           13.46
                                                                           13.56
                                                                           13.83
                                                                           14.35
                                                                            13.5
                                                                           13.71
                                                                           13.63
                                                                         13.7999
                                                                           13.74
                                                                              14
                                                                         14.7401
                                                                           14.45
                                                                         14.3528
                                                                            14.5
                                                                         14.7901
                                                                           15.24
                                                                            14.9
                                                                            14.9
                                                                            14.8
                                                                           14.85
                                                                         14.7501
                                                                           14.68
                                                                           15.46
                                                                           15.25
11/30/09                                                                   15.42

(1) Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 33.6%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

14 Nuveen Investments

NPG | Nuveen Georgia Premium Income Municipal Fund
    | Portfolio of Investments November 30, 2009 (Unaudited)

     PRINCIPAL                                                                   OPTIONAL CALL
  AMOUNT (000)   DESCRIPTION (1)                                                 PROVISIONS (2)     RATINGS (3)              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                 CONSUMER STAPLES - 1.6% (1.1% OF TOTAL INVESTMENTS)
$        1,000   Puerto Rico, The Children's Trust Fund,                        5/12 at 100.00             BBB         $   851,070
                    Tobacco Settlement Asset-Backed Refunding Bonds,
                    Series 2002, 5.500%, 5/15/39
-----------------------------------------------------------------------------------------------------------------------------------
                 EDUCATION AND CIVIC ORGANIZATIONS - 22.5% (15.4% OF TOTAL
                    INVESTMENTS)
           750   Athens Housing Authority, Georgia, Student Housing Lease       6/19 at 100.00             Aa2             781,410
                    Revenue Bonds, UGAREF East Campus Housing LLC Project,
                    Series 2009, 5.250%, 6/15/35
         1,000   Athens-Clarke County Unified Government Development           12/12 at 100.00             N/R           1,038,750
                    Authority, Georgia, Educational Facilities Revenue
                    Bonds, UGAREF CCRC Building LLC Project, Series 2002,
                    5.000%, 12/15/16 - AMBAC Insured
         2,800   Atlanta Development Authority, Georgia, Educational            7/17 at 100.00              A1           2,719,864
                    Facilities Revenue Bonds, Science Park LLC Project,
                    Series 2007, 5.000%, 7/01/39
         1,550   Bulloch County Development Authority, Georgia, Student         8/14 at 100.00              A1           1,625,160
                    Housing and Athletic Facility Lease  Revenue Bonds,
                    Georgia Southern University, Series 2004, 5.250%,
                    8/01/21 - SYNCORA GTY Insured
           700   Carrollton Payroll Development Authority, Georgia, Student     9/14 at 100.00              A1             724,983
                    Housing Revenue Bonds, University of West Georgia,
                    Series 2004A, 5.000%, 9/01/21 - SYNCORA GTY Insured
         1,535   Fulton County Development Authority, Georgia, Revenue          5/14 at 100.00             Aa3           1,739,002
                    Bonds, Georgia Tech Molecular Science  Building,
                    Series 2004, 5.250%, 5/01/15 - NPFG Insured
                 Private Colleges and Universities Authority, Georgia,
                 Revenue Bonds, Emory University, Series 2009, Trust 3404:
           270      17.020%, 9/01/32 (IF)                                       9/19 at 100.00              AA             335,383
           430      17.048%, 9/01/35 (IF)                                       9/19 at 100.00              AA             511,709
         1,180   Savannah Economic Development Authority, Georgia, Revenue      7/15 at 100.00              A2           1,218,220
                    Bonds, Armstrong Atlantic State University, Compass
                    Point LLC Project, Series 2005, 5.000%, 7/01/25 -
                    SYNCORA GTY Insured
         1,490   Savannah Economic Development Authority, Georgia, Revenue     12/15 at 100.00              A3           1,492,295
                    Bonds, Armstrong Center LLC, Series 2005A, 5.000%,
                    12/01/34 - SYNCORA GTY Insured
-----------------------------------------------------------------------------------------------------------------------------------
        11,705   Total Education and Civic Organizations                                                                12,186,776
-----------------------------------------------------------------------------------------------------------------------------------
                 HEALTH CARE - 21.8% (14.9% OF TOTAL INVESTMENTS)
           500   Clark County Hospital Authority, Georgia, Hospital Revenue     1/17 at 100.00              AA             510,140
                    Bonds, Athens Regional Medical Center, Series 2007,
                    5.000%, 1/01/27 - NPFG Insured
         2,000   Clarke County Hospital Authority, Georgia, Hospital            1/12 at 101.00              AA           2,008,120
                    Revenue Certificates, Athens Regional Medical Center,
                    Series 2002, 5.125%, 1/01/32 - NPFG Insured
           900   Coffee County Hospital Authority, Georgia, Revenue Bonds,     12/14 at 100.00            BBB-             881,748
                    Coffee County Regional Medical Center, Series 2004,
                    5.250%, 12/01/22
         3,000   Floyd County Hospital Authority, Georgia, Revenue              7/12 at 101.00             Aa3           3,026,639
                    Anticipation Certificates, Floyd Medical Center Project,
                    Series 2002, 5.200%, 7/01/32 - NPFG Insured
         1,090   Floyd County Hospital Authority, Georgia, Revenue              7/13 at 101.00             Aa3           1,135,126
                    Anticipation Certificates, Floyd Medical Center, Series
                    2003, 5.000%, 7/01/19 - NPFG Insured
         1,060   Henry County Hospital Authority, Georgia, Revenue              7/14 at 101.00             Aa2           1,103,767
                    Certificates, Henry Medical Center, Series 2004, 5.000%,
                    7/01/20 - NPFG Insured
           900   Houston County Hospital Authority, Georgia, Revenue Bonds,    10/17 at 100.00              A2             869,094
                    Houston Healthcare Project, Series 2007, 5.250%, 10/01/35
           225   Macon-Bibb County Hospital Authority, Georgia, Revenue         8/19 at 100.00              AA             218,646
                    Anticipation Certificates, The Medical  Center of
                    Central Georgia, Inc. Project, Series 2009, 5.000%,
                    8/01/35
           400   Medical Center Hospital Authority, Georgia, Revenue            8/11 at 100.00               A             408,576
                    Anticipation Certificates, Columbus  Regional Healthcare
                    System, Inc. Project, Series 1999, 6.100%, 8/01/14 -
                    NPFG Insured
         1,000   Savannah Hospital Authority, Georgia, Revenue Bonds,           1/14 at 100.00            Baa1             964,200
                    St. Joseph's/Candler Health System,  Series 2003, 5.250%,
                    7/01/23 - RAAI Insured
           750   Valdosta and Lowndes County Hospital Authority, Georgia,      10/17 at 100.00              A+             702,360
                    Revenue Certificates, South Georgia Medical Center,
                    Series 2007, 5.000%, 10/01/33
-----------------------------------------------------------------------------------------------------------------------------------
        11,825   Total Health Care                                                                                      11,828,416
-----------------------------------------------------------------------------------------------------------------------------------

                                                          Nuveen Investments  15

    | Portfolio of Investments November 30, 2009 (Unaudited)

     PRINCIPAL                                                                   OPTIONAL CALL
  AMOUNT (000)   DESCRIPTION (1)                                                 PROVISIONS (2)     RATINGS (3)              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                 HOUSING/MULTIFAMILY - 1.6% (1.1% OF TOTAL INVESTMENTS)
$        1,000   Cobb County Development Authority, Georgia, Student Housing     7/17 at 100.00            Baa3      $     860,310
                    Revenue Bonds, KSU Village II Real
                    Estate Foundation LLC Project, Series 2007A, 5.250%,
                    7/15/38 - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------------------
                 HOUSING/SINGLE FAMILY - 1.7% (1.1% OF TOTAL INVESTMENTS)
           900   Georgia Housing and Finance Authority, Single Family Mortgage  12/11 at 100.00             AAA            911,403
                    Bonds, Series 2002B-2, 5.350%, 12/01/22 (Alternative
                    Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------------
                 INDUSTRIALS - 0.9% (0.6% OF TOTAL INVESTMENTS)
           500   Savannah Economic Development Authority, Georgia, Revenue       7/12 at 100.00             Aa3            512,460
                    Bonds, GTREP Project, Series 2002, 5.000%, 7/01/22 -
                    NPFG Insured
-----------------------------------------------------------------------------------------------------------------------------------
                 MATERIALS - 1.8% (1.3% OF TOTAL INVESTMENTS)
         1,000   Richmond County Development Authority, Georgia, Environmental   2/11 at 101.00             BBB            998,920
                    Improvement Revenue Bonds, International Paper Company,
                    Series 2001A, 6.250%, 2/01/25 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------------
                 TAX OBLIGATION/GENERAL - 19.0% (13.0% OF TOTAL INVESTMENTS)
           540   Cherokee County Resource Recovery Development Authority,        7/17 at 100.00             AA+            514,377
                    Georgia, Solid Waste Disposal Revenue Bonds, Ball Ground
                    Recycling LLC Project, Series 2007A, 5.000%, 7/01/37 -
                    AMBAC Insured (Alternative Minimum Tax)
         2,215   Decatur, Georgia, General Obligation Bonds, Series 2007,        1/17 at 100.00             AAA          2,358,155
                    5.000%, 1/01/31 - FSA Insured
           905   Georgia Municipal Association Inc., Certificates of             5/19 at 100.00             AAA            939,164
                    Participation, Riverdale Public Purpose
                    Project, Series 2009, 5.375%, 5/01/32 - AGC Insured
           100   Georgia State, General Obligation Bonds, Series 2007,           8/17 at 100.00             AAA            111,453
                    5.000%, 8/01/24
           210   Georgia State, General Obligation Bonds, Series 2009B,          1/19 at 100.00             AAA            235,110
                    5.000%, 1/01/26
         1,000   Georgia, General Obligation Bonds, Series 2005B,                  No Opt. Call             AAA          1,176,010
                    5.000%, 7/01/15
         1,800   Gwinnett County School District, Georgia, General               2/18 at 100.00             AAA          1,897,974
                    Obligation Bonds, Series 2008, 5.000%, 2/01/36 (UB)
         2,500   Paulding County School District, Georgia, General               2/17 at 100.00             AA+          2,555,725
                    Obligation Bonds, Series 2007, 5.000%, 2/01/33
           500   Wayne County Hospital Authority, Georgia, Hospital              3/16 at 100.00             N/R            470,815
                    Revenue Bonds, Series 2006, 5.000%, 3/01/23 -
                    SYNCORA GTY Insured
-----------------------------------------------------------------------------------------------------------------------------------
         9,770   Total Tax Obligation/General                                                                           10,258,783
-----------------------------------------------------------------------------------------------------------------------------------
                 TAX OBLIGATION/LIMITED - 20.7% (14.2% OF TOTAL INVESTMENTS)
                 Atlanta, Georgia, Tax Allocation Bonds Atlanta Station
                 Project, Series 2007:
            70      5.250%, 12/01/19                                               No Opt. Call             AAA             76,022
           420      5.000%, 12/01/23 - AGC Insured                              12/17 at 100.00             AAA            432,844
           265   Atlanta, Georgia, Tax Allocation Bonds, Eastside Project,         No Opt. Call             N/R            274,670
                     Series 2005A, 5.625%, 1/01/16 (Alternative Minimum Tax)
         2,000   Cobb-Marietta Coliseum and Exhibit Hall Authority, Cobb         1/14 at 100.00             AAA          2,169,520
                    County, Georgia, Revenue Bonds, Performing Arts Center,
                    Series 2004, 5.000%, 1/01/22
         3,860   Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia,    10/19 at 100.00               A          4,151,312
                    Revenue Refunding Bonds, Series 1993, 5.625%, 10/01/26 -
                    NPFG Insured
         2,600   Macon-Bibb County Urban Development Authority, Georgia,         8/12 at 101.00              AA          2,902,457
                    Revenue Refunding Bonds, Public Facilities Projects,
                    Series 2002A, 5.375%, 8/01/17                                  No Opt. Call             Aa3          1,190,970
         1,000   Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales
                    Tax Revenue Refunding Bonds,
                    Series 1992P, 6.250%, 7/01/20 - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------------------
        10,215   Total Tax Obligation/Limited                                                                           11,197,795
-----------------------------------------------------------------------------------------------------------------------------------
                 TRANSPORTATION - 4.4% (3.0% OF TOTAL INVESTMENTS)
         2,290      Atlanta, Georgia, Airport General Revenue Bonds, Series      1/15 at 100.00             AAA          2,376,219
                    2004G, 5.000%, 1/01/26 - FSA Insured
-----------------------------------------------------------------------------------------------------------------------------------

16  Nuveen Investments

     PRINCIPAL                                                                   OPTIONAL CALL
  AMOUNT (000)   DESCRIPTION (1)                                                 PROVISIONS (2)     RATINGS (3)              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                 U.S. GUARANTEED - 18.7% (12.8% OF TOTAL INVESTMENTS) (4)
$          735   Coweta County Development Authority, Georgia, Revenue Bonds,    1/13 at 100.00         N/R (4)      $     831,733
                    Newnan Water and Sewer, and Light Commission Project,
                    Series 2002, 5.250%, 1/01/18 (Pre-refunded 1/01/13) -
                    FGIC Insured
         2,665   Coweta County Water and Sewer Authority, Georgia, Revenue       6/11 at 102.00         Aa3 (4)          2,905,702
                    Bonds, Series 2001, 5.250%, 6/01/26 (Pre-refunded 6/01/11)
           500    DeKalb County, Georgia, Water and Sewerage Revenue            10/10 at 101.00             AAA            525,140
                    Bonds, Series 2000, 5.125%, 10/01/31 (Pre-refunded 10/01/10)
         1,750   Gainesville and Hall County Hospital Authority, Georgia,        5/11 at 100.00         N/R (4)          1,870,890
                    Revenue Anticipation Certificates,
                    Northeast Georgia Health Services Inc., Series 2001,
                    5.500%, 5/15/31 (Pre-refunded 5/15/11)
            25   Georgia Municipal Electric Authority, Senior Lien General       1/17 at 100.00          A+ (4)             27,728
                    Power Revenue Bonds, Series 1993Z,
                    5.500%, 1/01/20 (Pre-refunded 1/01/17) - FGIC Insured
         1,000   Georgia, General Obligation Bonds, Series 2002D, 5.000%,        8/12 at 100.00             AAA          1,110,280
                    8/01/16 (Pre-refunded 8/01/12)
         2,550   Gwinnett County Hospital Authority, Georgia, Revenue            2/12 at 102.00             Aaa          2,855,923
                    Anticipation Certificates, Gwinnett Hospital System Inc.
                    Project, Series 1997B, 5.300%, 9/01/27 (Pre-refunded 2/14/12) -
                    MBIA Insured
-----------------------------------------------------------------------------------------------------------------------------------
         9,225   Total U.S. Guaranteed                                                                                  10,127,396
-----------------------------------------------------------------------------------------------------------------------------------
                 UTILITIES - 9.9% (6.8% OF TOTAL INVESTMENTS)
         1,000   Georgia Municipal Electric Authority, General Power Revenue     1/17 at 100.00               A          1,025,130
                    Bonds, Project 1, Series 2007A,  5.000%, 1/01/25 -
                    NPFG Insured
           975   Georgia Municipal Electric Authority, Senior Lien General         No Opt. Call              A+          1,126,028
                    Power Revenue Bonds, Series 1993Z, 5.500%, 1/01/20 -
                    FGIC Insured
         1,000   Municipal Electric Authority of Georgia, Combustion Turbine    11/13 at 100.00              A1          1,045,730
                    Revenue Bonds, Series 2003A,  5.000%, 11/01/20 -
                    NPFG Insured
         1,000   Municipal Electric Authority of Georgia, Project One            1/13 at 100.00               A          1,030,190
                    Subordinated Lien Revenue Bonds, Series
                    2003A, 5.000%, 1/01/22 - NPFG Insured
         1,200   Virgin Islands Water and Power Authority, Electric System       7/17 at 100.00            BBB-          1,118,928
                    Revenue Bonds, Series 2007B, 5.000%, 7/01/31
-----------------------------------------------------------------------------------------------------------------------------------
         5,175   Total Utilities                                                                                         5,346,006
-----------------------------------------------------------------------------------------------------------------------------------
                 WATER AND SEWER - 21.5% (14.7% OF TOTAL INVESTMENTS)
         1,225   Atlanta, Georgia, Water and Wastewater Revenue Bonds,          11/14 at 100.00             AAA          1,253,886
                    Series 2004, 5.000%, 11/01/24 -  FSA Insured
         2,490   Cherokee County Water and Sewerage Authority, Georgia,          8/18 at 100.00             AAA          2,533,650
                    Revenue Bonds, Series 2001, 5.000%,  8/01/35 - FSA Insured
           335   Coweta County Water and Sewer Authority, Georgia,               6/11 at 102.00             Aa3            351,385
                    Revenue Bonds, Series 2001, 5.250%, 6/01/26
                 Coweta County Water and Sewer Authority, Georgia,
                 Revenue Bonds, Series 2007:
           500      5.000%, 6/01/32                                              6/18 at 100.00             Aa3            515,365
           150      5.000%, 6/01/37                                              6/18 at 100.00             Aa3            152,808
           890   Douglasville-Douglas County Water and Sewer Authority,          6/17 at 100.00             AA-            902,220
                    Georgia, Water and Sewer Revenue Bonds,
                    Series 2007, 5.000%, 6/01/37 - NPFG Insured
           750   Forsyth County Water and Sewerage Authority, Georgia,           4/17 at 100.00             AAA            762,383
                    Revenue Bonds, Series 2007, 5.000%, 4/01/37 - FSA Insured
         1,950   Fulton County, Georgia, Water and Sewerage Revenue              1/14 at 100.00             AA-          2,018,387
                    Bonds, Series 2004, 5.000%, 1/01/22 -  FGIC Insured
         1,000   Midgeville, Georgia, Water and Sewerage Revenue Refunding         No Opt. Call             AAA          1,194,660
                    Bonds, Series 1996, 6.000%,  12/01/21 - FSA Insured

                                                          Nuveen Investments  17

    | Portfolio of Investments November 30, 2009 (Unaudited)

     PRINCIPAL                                                                   OPTIONAL CALL
  AMOUNT (000)   DESCRIPTION (1)                                                 PROVISIONS (2)     RATINGS (3)              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                 WATER AND SEWER (continued)
$        1,000   Unified Government of Athens-Clarke County,                     1/19 at 100.00             AA-        $ 1,062,360
                    Georgia, Water and Sewerage Revenue Bonds, Series
                    2008, 5.500%, 1/01/38
           890   Walton County Water and Sewerage Authority, Georgia,            2/18 at 100.00             Aa3            901,855
                    Revenue Bonds, The Oconee-Hard Creek Reservoir Project,
                    Series 2008, 5.000%, 2/01/38 - FSA Insured
-----------------------------------------------------------------------------------------------------------------------------------
        11,180   Total Water and Sewer                                                                                  11,648,959
-----------------------------------------------------------------------------------------------------------------------------------
$       75,785   Total Investments (cost $76,551,883) - 146.1%                                                          79,104,513
=================------------------------------------------------------------------------------------------------------------------
                 Floating Rate Obligations - (2.2)%                                                                     (1,190,000)
                 ------------------------------------------------------------------------------------------------------------------
                 Other Assets Less Liabilities - 3.6%                                                                    1,928,294
                 ------------------------------------------------------------------------------------------------------------------
                 Preferred Shares, at Liquidation Value - (47.5)% (5)                                                  (25,700,000)
                 ------------------------------------------------------------------------------------------------------------------
                 Net Assets Applicable to Common Shares - 100%                                                         $54,142,807
                 ==================================================================================================================

 (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
 (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
 (3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.
 (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
 (5) Preferred Shares, at Liquidation Value as a percentage of Total Investments is 32.5%.
N/R   Not rated.
(IF)  Inverse floating rate investment.
(UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 - Inverse Floating Rate Securities for more information.

                                 See accompanying notes to financial statements.
18  Nuveen Investments

NZX | Nuveen Georgia Dividend Advantage Municipal Fund
    | Portfolio of Investments November 30, 2009 (Unaudited)

     PRINCIPAL                                                                   OPTIONAL CALL
  AMOUNT (000)   DESCRIPTION (1)                                                 PROVISIONS (2)     RATINGS (3)              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                 EDUCATION AND CIVIC ORGANIZATIONS - 25.9% (17.4% OF
                    TOTAL INVESTMENTS)
$        1,000   Athens Housing Authority, Georgia, Student Housing             12/12 at 100.00             Aa2       $  1,039,520
                    Lease Revenue Bonds, UGAREF East Campus Housing LLC
                    Project, Series 2002, 5.250%, 12/01/21 - AMBAC Insured
           500   Athens Housing Authority, Georgia, Student Housing Lease        6/19 at 100.00             Aa2            520,940
                    Revenue Bonds, UGAREF East Campus Housing LLC Project,
                    Series 2009, 5.250%, 6/15/35
         1,200   Atlanta Development Authority, Georgia, Educational             7/17 at 100.00              A1          1,165,656
                    Facilities Revenue Bonds, Science Park LLC
                    Project, Series 2007, 5.000%, 7/01/39
         1,475   Bulloch County Development Authority, Georgia, Student          8/14 at 100.00              A1          1,558,013
                    Housing and Athletic Facility Lease
                    Revenue Bonds, Georgia Southern University, Series 2004,
                    5.250%, 8/01/20 - SYNCORA GTY Insured
         1,620   Bulloch County Development Authority, Georgia,                  8/12 at 100.00              A1          1,713,134
                    Student Housing Lease Revenue Bonds, Georgia
                    Southern University, Series 2002, 5.000%,
                    8/01/20 - AMBAC Insured
         1,000   Fulton County Development Authority, Georgia,                   4/12 at 100.00             N/R          1,007,600
                    Revenue Bonds, Georgia Tech Athletic
                    Association, Series 2001, 5.000%, 10/01/20 - AMBAC Insured
                 Private Colleges and Universities Authority, Georgia,
                 Revenue Bonds, Emory University, Series 2009, Trust 3404:
           145      17.020%, 9/01/32 (IF)                                        9/19 at 100.00              AA            180,113
           230      17.048%, 9/01/35 (IF)                                        9/19 at 100.00              AA            273,705
-----------------------------------------------------------------------------------------------------------------------------------
         7,170   Total Education and Civic Organizations                                                                 7,458,681
-----------------------------------------------------------------------------------------------------------------------------------
                 ENERGY - 2.1% (1.4% OF TOTAL INVESTMENTS)
           650   Virgin Islands Public Finance Authority,                        1/15 at 100.00             BBB            591,058
                    Revenue Bonds, Refinery Project Hovensa LLC, Series
                    2007, 4.700%, 7/01/22 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------------
                 HEALTH CARE - 24.5% (16.4% OF TOTAL INVESTMENTS)
           150   Baldwin County Hospital Authority, Georgia, Revenue Bonds,     12/09 at 100.00             BB+            150,014
                    Oconee Regional Medical Center, Series 1997,
                    5.250%, 12/01/12
           190   Baldwin County Hospital Authority, Georgia, Revenue Bonds,     12/09 at 101.00             BB+            153,759
                    Oconee Regional Medical Center, Series 1998,
                    5.375%, 12/01/28
           500   Clark County Hospital Authority, Georgia, Hospital Revenue      1/17 at 100.00              AA            510,140
                    Bonds, Athens Regional Medical Center, Series 2007,
                    5.000%, 1/01/27 - NPFG Insured
         1,000   Clarke County Hospital Authority, Georgia, Hospital Revenue     1/12 at 101.00              AA          1,035,820
                    Certificates, Athens Regional Medical Center, Series 2002,
                    5.375%, 1/01/19 - NPFG Insured
           500   Coffee County Hospital Authority, Georgia, Revenue Bonds,      12/14 at 100.00            BBB-            489,860
                    Coffee County Regional Medical
                    Center, Series 2004, 5.250%, 12/01/22
           500   Henry County Hospital Authority, Georgia, Revenue               7/14 at 101.00             Aa2            520,645
                    Certificates, Henry Medical Center, Series
                    2004, 5.000%, 7/01/20 - NPFG Insured
           500   Houston County Hospital Authority, Georgia,                    10/17 at 100.00              A2            482,830
                    Revenue Bonds, Houston Healthcare Project, Series
                    2007, 5.250%, 10/01/35
           300   Macon-Bibb County Hospital Authority, Georgia,                  8/19 at 100.00              AA            291,528
                    Revenue Anticipation Certificates, The Medical
                    Center of Central Georgia, Inc. Project, Series 2009,
                    5.000%, 8/01/35
           200   Royston Hospital Authority, Georgia,                            7/11 at 100.00             N/R            199,522
                    Revenue Anticipation Certificates, Ty Cobb Healthcare
                    System Inc., Series 1999, 6.700%, 7/01/16
           500   Savannah Hospital Authority, Georgia, Revenue Bonds,            1/14 at 100.00            Baa1            482,100
                    St. Joseph's/Candler Health System,
                    Series 2003, 5.250%, 7/01/23 - RAAI Insured
         2,000   Valdosta and Lowndes County Hospital Authority,                10/12 at 101.00              A+          2,012,260
                    Georgia, Revenue Certificates, South Georgia
                    Medical Center, Series 2002, 5.250%, 10/01/27 -
                    AMBAC Insured
           750   Valdosta and Lowndes County Hospital Authority, Georgia,       10/17 at 100.00              A+            702,360
                    Revenue Certificates, South Georgia Medical Center,
                    Series 2007, 5.000%, 10/01/33
-----------------------------------------------------------------------------------------------------------------------------------
         7,090   Total Health Care                                                                                       7,030,838
-----------------------------------------------------------------------------------------------------------------------------------
                 HOUSING/MULTIFAMILY - 1.0% (0.7% OF TOTAL INVESTMENTS)
           350   Cobb County Development Authority, Georgia, Student             7/17 at 100.00            Baa3            301,109
                    Housing Revenue Bonds, KSU Village II Real
                    Estate Foundation LLC Project, Series 2007A,
                    5.250%, 7/15/38 - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------------------
                 HOUSING/SINGLE FAMILY - 12.6% (8.5% OF TOTAL INVESTMENTS)
           650   Georgia Housing and Finance Authority, Single Family           12/11 at 100.00             AAA            658,236
                    Mortgage Bonds, Series 2002B-2, 5.350%,
                    12/01/22 (Alternative Minimum Tax)

                                                          Nuveen Investments  19

    | Portfolio of Investments November 30, 2009 (Unaudited)

     PRINCIPAL                                                                   OPTIONAL CALL
  AMOUNT (000)   DESCRIPTION (1)                                                 PROVISIONS (2)     RATINGS (3)              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                 HOUSING/SINGLE FAMILY (continued)
$        1,000   Georgia Housing and Finance Authority, Single                  12/15 at 100.00             AAA       $    945,650
                     Family Mortgage Bonds, Series 2006C-2, 4.500%, 12/01/27
                     (Alternative Minimum Tax)
         2,000   Georgia Housing and Finance Authority,                         12/11 at 100.00             AAA          2,022,600
                     Single Family Mortgage Resolution 1 Bonds, Series
                     2002A-2, 5.450%, 12/01/22 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------------
         3,650   Total Housing/Single Family                                                                             3,626,486
-----------------------------------------------------------------------------------------------------------------------------------
                 INDUSTRIALS - 6.2% (4.2% OF TOTAL INVESTMENTS)
         1,000   Cartersville Development Authority, Georgia, Waste and          2/12 at 100.00            BBB+          1,002,640
                     Wastewater Facilities Revenue Refunding
                     Bonds, Anheuser Busch Cos. Inc. Project, Series 2002,
                     5.950%, 2/01/32 (Alternative Minimum Tax)
           750   Savannah Economic Development Authority, Georgia,               7/12 at 100.00             Aa3            777,465
                     Revenue Bonds, GTREP Project, Series 2002,
                     5.000%, 7/01/19 - NPFG Insured
-----------------------------------------------------------------------------------------------------------------------------------
         1,750   Total Industrials                                                                                       1,780,105
-----------------------------------------------------------------------------------------------------------------------------------
                 LONG-TERM CARE - 0.9% (0.6% OF TOTAL INVESTMENTS)
           250   Medical Center Hospital Authority, Georgia,                       No Opt. Call             N/R            254,335
                     Revenue Bonds, Spring Harbor at Green Island,
                     Series 2007, 5.000%, 7/01/11
-----------------------------------------------------------------------------------------------------------------------------------
                 MATERIALS - 2.1% (1.4% OF TOTAL INVESTMENTS)
            20   Richmond County Development Authority, Georgia,                11/13 at 100.00             BBB             18,766
                     Environmental Improvement Revenue Bonds,
                     International Paper Company, Series 2003A,
                     5.750%, 11/01/27 (Alternative Minimum Tax)
           600   Richmond County Development Authority, Georgia,                 2/12 at 101.00             BBB            589,404
                     Environmental Improvement Revenue Refunding
                     Bonds, International Paper Company,
                     Series 2002A, 6.000%, 2/01/25 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------------
           620   Total Materials                                                                                           608,170
-----------------------------------------------------------------------------------------------------------------------------------
                 TAX OBLIGATION/GENERAL - 13.8% (9.3% OF TOTAL INVESTMENTS)
           360   Cherokee County Resource Recovery Development Authority,        7/17 at 100.00             AA+            342,918
                     Georgia, Solid Waste Disposal Revenue Bonds, Ball
                     Ground Recycling LLC Project, Series 2007A,
                     5.000%, 7/01/37 - AMBAC Insured (Alternative Minimum Tax)
           200   Decatur, Georgia, General Obligation Bonds, Series 2007,        1/17 at 100.00             AAA            212,926
                     5.000%, 1/01/31 - FSA Insured
           250   Georgia Municipal Association Inc., Certificates of             5/19 at 100.00             AAA            258,908
                     Participation, Riverdale Public Purpose
                     Project, Series 2009, 5.500%, 5/01/38 - AGC Insured
           700   Georgia State, General Obligation Bonds, Series 2007,           8/17 at 100.00             AAA            780,171
                     5.000%, 8/01/24
           100   Georgia State, General Obligation Bonds, Series 2009B,          1/19 at 100.00             AAA            111,957
                     5.000%, 1/01/26
           500   Georgia, General Obligation Bonds, Series 2005B,                  No Opt. Call             AAA            588,005
                     5.000%, 7/01/15
         1,000   Gwinnett County School District, Georgia,                       2/18 at 100.00             AAA          1,054,430
                     General Obligation Bonds, Series 2008,
                     5.000%, 2/01/36 (UB)
           600   Paulding County School District, Georgia,                       2/17 at 100.00             AA+            613,374
                     General Obligation Bonds, Series 2007,
                     5.000%, 2/01/33
----------------------------------------------------------------------------------------------------------------------------------
         3,710   Total Tax Obligation/General                                                                            3,962,689
----------------------------------------------------------------------------------------------------------------------------------
                 TAX OBLIGATION/LIMITED - 8.4% (5.6% OF TOTAL INVESTMENTS)
            40   Atlanta, Georgia, Tax Allocation Bonds Atlanta Station         12/17 at 100.00             AAA             41,223
                     Project, Series 2007, 5.000%,
                     12/01/23 - AGC Insured
           135   Atlanta, Georgia, Tax Allocation Bonds, Eastside Project,         No Opt. Call             N/R            139,926
                     Series 2005A, 5.625%, 1/01/16
                     (Alternative Minimum Tax)
                 Atlanta, Georgia, Tax Allocation Bonds, Eastside Project,
                 Series 2005B:
           250       5.400%, 1/01/20                                             7/15 at 100.00             N/R            241,690
            75       5.600%, 1/01/30                                             7/15 at 100.00             N/R             65,884
           215   Atlanta, Georgia, Tax Allocation Bonds, Princeton               1/16 at 100.00             N/R            180,959
                     Lakes Project, Series 2006, 5.500%, 1/01/31
            50   Cobb-Marietta Coliseum and Exhibit Hall Authority,             10/19 at 100.00               A             53,774
                     Georgia, Revenue Refunding Bonds, Series
                     1993, 5.625%, 10/01/26 - NPFG Insured
         1,525   Macon-Bibb County Urban Development Authority,                  8/12 at 101.00              AA          1,682,167
                     Georgia, Revenue Refunding Bonds, Public
                     Facilities Projects, Series 2002A, 5.000%, 8/01/14
-----------------------------------------------------------------------------------------------------------------------------------
         2,290   Total Tax Obligation/Limited                                                                            2,405,623
-----------------------------------------------------------------------------------------------------------------------------------
                 TRANSPORTATION - 3.5% (2.4% OF TOTAL INVESTMENTS)
         1,000   Atlanta, Georgia, Airport General Revenue Refunding Bonds,      1/10 at 101.00              A+          1,012,520
                     Series 2000A, 5.400%, 1/01/15 -
                     FGIC Insured
-----------------------------------------------------------------------------------------------------------------------------------

20  Nuveen Investments

     PRINCIPAL                                                                   OPTIONAL CALL
  AMOUNT (000)   DESCRIPTION (1)                                                 PROVISIONS (2)     RATINGS (3)              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                 U.S. GUARANTEED - 25.8% (17.4% OF TOTAL INVESTMENTS) (4)
$        1,500   Coweta County Development Authority, Georgia,                   1/13 at 100.00         N/R (4)       $  1,697,415
                    Revenue Bonds, Newnan Water and Sewer, and Light
                    Commission Project, Series 2002, 5.250%,
                    1/01/18 (Pre-refunded 1/01/13) - FGIC Insured
         1,250   Gainesville and Hall County Hospital Authority,                 5/11 at 100.00         N/R (4)          1,336,350
                    Georgia, Revenue Anticipation Certificates,
                    Northeast Georgia Health Services Inc., Series
                    2001, 5.500%, 5/15/31 (Pre-refunded 5/15/11)
           730   Georgia, General Obligation Bonds, Series 2002D,                8/12 at 100.00             AAA            810,504
                    5.000%, 8/01/18 (Pre-refunded 8/01/12)
         1,100   Gwinnett County Hospital Authority, Georgia,                    2/12 at 102.00             Aaa          1,231,967
                    Revenue Anticipation Certificates, Gwinnett
                    Hospital System Inc. Project, Series 1997B,
                    5.300%, 9/01/27 (Pre-refunded 2/14/12) -
                    MBIA Insured
         1,200   Private Colleges and Universities Authority, Georgia,          10/11 at 102.00        Baa2 (4)          1,335,816
                    Revenue Bonds, Mercer University, Series
                    2001, 5.750%, 10/01/31 (Pre-refunded 10/01/11)
         1,000   Rockdale County Water and Sewerage Authority, Georgia,          1/10 at 101.00         Aa3 (4)          1,014,280
                    Revenue Bonds, Series 1999A, 5.375%,
                    7/01/29 (Pre-refunded 1/01/10) - NPFG Insured
-----------------------------------------------------------------------------------------------------------------------------------
         6,780   Total U.S. Guaranteed                                                                                   7,426,332
-----------------------------------------------------------------------------------------------------------------------------------
                 UTILITIES - 1.9% (1.3% OF TOTAL INVESTMENTS)
           500   Municipal Electric Authority of Georgia, Combustion
                    Turbine Revenue Bonds, Series 2003A,                        11/13 at 100.00              AA            548,590
                    5.250%, 11/01/15 - MBIA Insured
-----------------------------------------------------------------------------------------------------------------------------------
                 WATER AND SEWER - 20.0% (13.4% OF TOTAL INVESTMENTS)
         1,200   Atlanta, Georgia, Water and Wastewater Revenue Bonds,          11/14 at 100.00             AAA          1,228,296
                    Series 2004, 5.000%, 11/01/24 -
                    FSA Insured
           625   Cherokee County Water and Sewerage Authority, Georgia,          8/18 at 100.00             AAA            635,956
                    Revenue Bonds, Series 2001, 5.000%,
                    8/01/35 - FSA Insured
           350   Coweta County Water and Sewer Authority, Georgia,               6/18 at 100.00             Aa3            356,552
                    Revenue Bonds, Series 2007, 5.000%, 6/01/37
           890   Douglasville-Douglas County Water and Sewer Authority,          6/17 at 100.00             AA-            902,220
                    Georgia, Water and Sewer Revenue Bonds,
                    Series 2007, 5.000%, 6/01/37 - NPFG Insured
           375   Forsyth County Water and Sewerage Authority, Georgia,           4/17 at 100.00             AAA            381,191
                    Revenue Bonds, Series 2007, 5.000%,
                    4/01/37 - FSA Insured
           500   Fulton County, Georgia, Water and Sewerage Revenue              1/14 at 100.00             AA-            517,535
                    Bonds, Series 2004, 5.000%, 1/01/22 -
                    FGIC Insured
         1,395   Macon Water Authority, Georgia, Water and Sewer                10/11 at 101.00              AA          1,488,004
                    Revenue Bonds, Series 2001B, 5.000%, 10/01/21
           230   Walton County Water and Sewerage Authority, Georgia,            2/18 at 100.00             Aa3            233,063
                    Revenue Bonds, The Oconee-Hard Creek
                    Reservoir Project, Series 2008, 5.000%,
                    2/01/38 - FSA Insured
-----------------------------------------------------------------------------------------------------------------------------------
         5,565   Total Water and Sewer                                                                                   5,742,817
-----------------------------------------------------------------------------------------------------------------------------------
$       41,375   Total Investments (cost $41,741,288) - 148.7%                                                          42,749,353
=================------------------------------------------------------------------------------------------------------------------
                  Floating Rate Obligations - (2.3)%                                                                      (660,000)
                  -----------------------------------------------------------------------------------------------------------------
                  Other Assets Less Liabilities - 1.9%                                                                     565,752
                  -----------------------------------------------------------------------------------------------------------------
                  Preferred Shares, at Liquidation Value - (48.3)% (5)                                                 (13,900,000)
                  -----------------------------------------------------------------------------------------------------------------
                  Net Assets Applicable to Common Shares - 100%                                                       $ 28,755,105
                  ================================================================================================================

 (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
 (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
 (3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.
 (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
 (5) Preferred Shares, at Liquidation Value as a percentage of Total Investments is 32.5%.
N/R   Not rated.
(IF)  Inverse floating rate investment.
(UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 - Inverse Floating Rate Securities for more information.

                                 See accompanying notes to financial statements.

                                                          Nuveen Investments  21

NKG | Nuveen Georgia Dividend Advantage Municipal Fund 2
    | Portfolio of Investments November 30, 2009 (Unaudited)

     PRINCIPAL                                                                   OPTIONAL CALL
  AMOUNT (000)   DESCRIPTION (1)                                                 PROVISIONS (2)     RATINGS (3)              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                 CONSUMER STAPLES - 2.7% (1.8% OF TOTAL INVESTMENTS)
$        2,000   Puerto Rico, The Children's Trust Fund, Tobacco                 5/12 at 100.00             BBB       $  1,702,140
                    Settlement Asset-Backed Refunding Bonds,
                    Series 2002, 5.500%, 5/15/39
----------------------------------------------------------------------------------------------------------------------------------
                 EDUCATION AND CIVIC ORGANIZATIONS - 17.7%
                    (12.2% OF TOTAL INVESTMENTS)
         2,500   Athens Housing Authority, Georgia, Student Housing             12/12 at 100.00             Aa2          2,522,175
                    Lease Revenue Bonds, UGAREF East Campus
                    Housing LLC Project, Series 2002, 5.000%,
                    12/01/33 - AMBAC Insured
           500   Athens Housing Authority, Georgia, Student Housing Lease        6/19 at 100.00             Aa2            520,940
                    Revenue Bonds, UGAREF East Campus
                    Housing LLC Project, Series 2009, 5.250%, 6/15/35
         1,225   Athens-Clarke County Unified Government Development            12/12 at 100.00             N/R          1,255,356
                    Authority, Georgia, Educational Facilities
                    Revenue Bonds, UGAREF CCRC Building LLC Project,
                    Series 2002, 5.000%, 12/15/18 - AMBAC Insured
         3,000   Atlanta Development Authority, Georgia, Educational             7/17 at 100.00              A1          2,914,140
                    Facilities Revenue Bonds, Science Park LLC
                    Project, Series 2007, 5.000%, 7/01/39
         2,000   Fulton County Development Authority, Georgia,                  11/13 at 100.00             Aa3          2,019,040
                    Revenue Bonds, Georgia Tech - Klaus Parking and
                    Family Housing, Series 2003, 5.000%,
                    11/01/23 - NPFG Insured
         1,050   Fulton County Development Authority, Georgia,                   2/12 at 100.00              A2          1,052,279
                    Revenue Bonds, TUFF Morehouse Project, Series
                    2002A, 5.000%, 2/01/34 - AMBAC Insured
                 Private Colleges and Universities Authority, Georgia, Revenue
                 Bonds, Emory University, Series 2009, Trust 3404:
           315      17.020%, 9/01/32 (IF)                                        9/19 at 100.00              AA            391,280
           490      17.048%, 9/01/35 (IF)                                        9/19 at 100.00              AA            583,110
-----------------------------------------------------------------------------------------------------------------------------------
        11,080   Total Education and Civic Organizations                                                                11,258,320
-----------------------------------------------------------------------------------------------------------------------------------
                 HEALTH CARE - 23.7% (16.4% OF TOTAL INVESTMENTS)
           150   Baldwin County Hospital Authority, Georgia,                    12/09 at 100.00             BB+            150,014
                    Revenue Bonds, Oconee Regional Medical Center,
                    Series 1997, 5.250%, 12/01/12
                 Baldwin County Hospital Authority, Georgia,Revenue Bonds,
                 Oconee Regional Medical Center, Series 1998:
            40      5.250%, 12/01/22                                            12/10 at 100.00             BB+             35,018
           315      5.375%, 12/01/28                                            12/09 at 101.00             BB+            254,917
                 Coffee County Hospital Authority, Georgia, Revenue Bonds,
                 Coffee County Regional Medical Center, Series 2004:
           165      5.000%, 12/01/19                                            12/14 at 100.00            BBB-            161,822
         1,000      5.250%, 12/01/22                                            12/14 at 100.00            BBB-            979,720
         1,000   Floyd County Hospital Authority, Georgia,                       7/12 at 101.00             Aa3          1,008,880
                    Revenue Anticipation Certificates, Floyd Medical
                    Center Project, Series 2002, 5.200%,
                    7/01/32 - NPFG Insured
         1,140   Houston County Hospital Authority, Georgia,                    10/17 at 100.00              A2          1,100,852
                    Revenue Bonds, Houston Healthcare Project, Series
                    2007, 5.250%, 10/01/35
           450   Macon-Bibb County Hospital Authority, Georgia,                  8/19 at 100.00              AA            437,292
                    Revenue Anticipation Certificates, The Medical
                    Center of Central Georgia, Inc. Project,
                    Series 2009, 5.000%, 8/01/35
                 Newnan Hospital Authority, Georgia, Revenue Anticipation
                 Certificates, Newnan Hospital Inc., Series 2002:
         2,260      5.500%, 1/01/19 - NPFG Insured                               1/13 at 100.00              A2          2,572,355
         3,020      5.500%, 1/01/20 - NPFG Insured                               1/13 at 100.00              A2          3,437,394
           350   Royston Hospital Authority, Georgia, Revenue Anticipation       7/11 at 100.00             N/R            349,164
                    Certificates, Ty Cobb Healthcare
                    System Inc., Series 1999, 6.700%, 7/01/16
         2,000   Savannah Hospital Authority, Georgia, Revenue Bonds,            1/14 at 100.00            Baa1          1,928,400
                    St. Joseph's/Candler Health System,
                    Series 2003, 5.250%, 7/01/23 - RAAI Insured
         1,945   Tift County Hospital Authority, Georgia, Revenue               12/12 at 101.00              A2          1,953,344
                    Anticipation Bonds, Tift Regional Medical
                    Center, Series 2002, 5.250%, 12/01/19 - AMBAC Insured
           750   Valdosta and Lowndes County Hospital Authority, Georgia,       10/17 at 100.00              A+            702,360
                    Revenue Certificates, South Georgia
                    Medical Center, Series 2007, 5.000%, 10/01/33
-----------------------------------------------------------------------------------------------------------------------------------
       14,585   Total Health Care                                                                                       15,071,532
-----------------------------------------------------------------------------------------------------------------------------------

22  Nuveen Investments

     PRINCIPAL                                                                   OPTIONAL CALL
  AMOUNT (000)   DESCRIPTION (1)                                                 PROVISIONS (2)     RATINGS (3)              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                 HOUSING/MULTIFAMILY - 4.7% (3.3% OF TOTAL INVESTMENTS)
$           25   Cobb County Development Authority, Georgia, Student             7/17 at 100.00            Baa3       $     21,508
                    Housing Revenue Bonds, KSU Village II Real
                    Estate Foundation LLC Project, Series 2007A,
                    5.250%, 7/15/38 - AMBAC Insured
                 Savannah Economic Development Authority, Georgia, GNMA
                 Collateralized Multifamily Housing Revenue Bonds,
                 Snap I-II-III Apartments, Series 2002A:
           500      5.150%, 11/20/22 (Alternative Minimum Tax)                  11/12 at 102.00             AAA            513,545
           980      5.200%, 11/20/27 (Alternative Minimum Tax)                  11/12 at 102.00             AAA            990,241
         1,465      5.250%, 11/20/32 (Alternative Minimum Tax)                  11/12 at 102.00             AAA          1,471,973
-----------------------------------------------------------------------------------------------------------------------------------
         2,970   Total Housing/Multifamily                                                                               2,997,267
-----------------------------------------------------------------------------------------------------------------------------------
                 HOUSING/SINGLE FAMILY - 0.7% (0.5% OF TOTAL INVESTMENTS)
           170   Georgia Housing and Finance Authority, Single Family           12/15 at 100.00             AAA            153,022
                    Mortgage Bonds, Series 2006C-2, 4.550%,
                    12/01/31 (Alternative Minimum Tax)
           295   Georgia Housing and Finance Authority, Single Family            6/11 at 100.00             AAA            302,458
                    Mortgage Resolution 1 Bonds, Series
                    2001B-2, 5.400%, 12/01/31 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------------
           465   Total Housing/Single Family                                                                               455,480
-----------------------------------------------------------------------------------------------------------------------------------
                 INDUSTRIALS - 3.1% (2.1% OF TOTAL INVESTMENTS)
         2,190   Cobb County Development Authority, Georgia, Solid Waste         4/16 at 101.00             BBB          1,964,737
                    Disposal Revenue Bonds, Georgia Waste
                    Management Project, Series 2004A, 5.000%,
                    4/01/33 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------------
                 LONG-TERM CARE - 0.4% (0.3% OF TOTAL INVESTMENTS)
           250   Medical Center Hospital Authority, Georgia,                       No Opt. Call             N/R            254,335
                    Revenue Bonds, Spring Harbor at Green Island,
                    Series 2007, 5.000%, 7/01/11
-----------------------------------------------------------------------------------------------------------------------------------
                 MATERIALS - 2.6% (1.8% OF TOTAL INVESTMENTS)
         1,000   Richmond County Development Authority, Georgia,                 2/11 at 101.00             BBB            998,920
                    Environmental Improvement Revenue Bonds,
                    International Paper Company, Series 2001A,
                    6.250%, 2/01/25 (Alternative Minimum Tax)
           250   Richmond County Development Authority, Georgia,                 2/12 at 101.00             BBB            245,585
                    Environmental Improvement Revenue Refunding
                    Bonds, International Paper Company, Series 2002A,
                    6.000%, 2/01/25 (Alternative Minimum Tax)
           370   Savannah Economic Development Authority, Georgia,                 No Opt. Call            Baa3            384,500
                    Pollution Control Revenue Bonds, Union Camp
                    Corporation, Series 1995, 6.150%, 3/01/17
-----------------------------------------------------------------------------------------------------------------------------------
         1,620   Total Materials                                                                                         1,629,005
-----------------------------------------------------------------------------------------------------------------------------------
                 TAX OBLIGATION/GENERAL - 26.8% (18.5% OF TOTAL INVESTMENTS)
           600   Cherokee County Resource Recovery Development Authority,        7/17 at 100.00             AA+            571,530
                    Georgia, Solid Waste Disposal Revenue
                    Bonds, Ball Ground Recycling LLC Project,
                    Series 2007A, 5.000%, 7/01/37 - AMBAC Insured
                    (Alternative Minimum Tax)
           900   Decatur, Georgia, General Obligation Bonds,                     1/17 at 100.00             AAA            958,167
                    Series 2007, 5.000%, 1/01/31 - FSA Insured
         1,000   Forsyth County, Georgia, General Obligation Bonds,              3/14 at 101.00             AA+          1,124,000
                    Series 2004, 5.250%, 3/01/19
           915   Georgia Municipal Association Inc., Certificates of             5/19 at 100.00             AAA            947,601
                    Participation, Riverdale Public Purpose
                    Project, Series 2009, 5.500%, 5/01/38 - AGC Insured
         1,700   Georgia State, General Obligation Bonds,                        8/17 at 100.00             AAA          1,894,701
                    Series 2007, 5.000%, 8/01/24
         1,645   Georgia State, General Obligation Bonds,                        1/19 at 100.00             AAA          1,841,693
                    Series 2009B, 5.000%, 1/01/26
           750   Georgia, General Obligation Bonds,                                No Opt. Call             AAA            894,555
                    Series 1998D, 5.250%, 10/01/15
         1,000   Georgia, General Obligation Bonds,                                No Opt. Call             AAA          1,176,010
                    Series 2005B, 5.000%, 7/01/15
         2,100   Gwinnett County School District, Georgia,                       2/18 at 100.00             AAA          2,214,303
                    General Obligation Bonds, Series 2008, 5.000%,
                    2/01/36 (UB)
           200   La Grange-Troup County Hospital Authority, Georgia,             7/18 at 100.00              A+            202,170
                    Revenue Anticipation Certificates, Series
                    2008A, 5.500%, 7/01/38
                 Oconee County, Georgia, General Obligation Bonds,
                 Recreation Project, Series 2003:
         1,410      5.500%, 1/01/23 - AMBAC Insured                              1/13 at 101.00             Aa3          1,534,277
         1,470      5.250%, 1/01/26 - AMBAC Insured                              1/13 at 101.00             Aa3          1,548,513
         1,200   Paulding County School District, Georgia,                       2/17 at 100.00             AA+          1,226,748
                    General Obligation Bonds, Series 2007,
                    5.000%, 2/01/33
           950   Wayne County Hospital Authority, Georgia, Hospital              3/16 at 100.00             N/R            894,549
                    Revenue Bonds, Series 2006, 5.000%,
                    3/01/23 - SYNCORA GTY Insured
-----------------------------------------------------------------------------------------------------------------------------------
        15,840   Total Tax Obligation/General                                                                           17,028,817
-----------------------------------------------------------------------------------------------------------------------------------

                                                          Nuveen Investments  23

    | Portfolio of Investments November 30, 2009 (Unaudited)

     PRINCIPAL                                                                   OPTIONAL CALL
  AMOUNT (000)   DESCRIPTION (1)                                                 PROVISIONS (2)     RATINGS (3)              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                 TAX OBLIGATION/LIMITED - 11.5% (8.0% OF TOTAL INVESTMENTS)
$          620   Atlanta, Georgia, Tax Allocation Bonds Atlanta Station         12/17 at 100.00             AAA       $    638,960
                    Project, Series 2007, 5.000%,
                    12/01/23 - AGC Insured
           130   Atlanta, Georgia, Tax Allocation Bonds, Eastside Project,         No Opt. Call             N/R            134,744
                    Series 2005A, 5.625%, 1/01/16
                    (Alternative Minimum Tax)
                 Atlanta, Georgia, Tax Allocation Bonds,
                 Eastside Project, Series 2005B:
           250      5.400%, 1/01/20                                              7/15 at 100.00             N/R            241,690
           350      5.600%, 1/01/30                                              7/15 at 100.00             N/R            307,458
           340   Atlanta, Georgia, Tax Allocation Bonds, Princeton Lakes         1/16 at 100.00             N/R            286,168
                    Project, Series 2006, 5.500%, 1/01/31
                 Cobb-Marietta Coliseum and Exhibit Hall Authority,
                 Georgia, Revenue Refunding Bonds, Series 1993:
           105      5.500%, 10/01/18 - NPFG Insured                                No Opt. Call               A            113,822
         1,720      5.625%, 10/01/26 - NPFG Insured                             10/19 at 100.00               A          1,849,808
           750   Georgia Municipal Association Inc., Certificates of             6/12 at 101.00             N/R            777,915
                    Participation, Atlanta Court Project,
                    Series 2002, 5.125%, 12/01/21 - AMBAC Insured
         2,500   Metropolitan Atlanta Rapid Transit Authority, Georgia,            No Opt. Call             Aa3          2,977,425
                    Sales Tax Revenue Refunding Bonds,
                    Series 1992P, 6.250%, 7/01/20 - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------------------
         6,765   Total Tax Obligation/Limited                                                                            7,327,990
-----------------------------------------------------------------------------------------------------------------------------------
                 TRANSPORTATION - 5.8% (4.0% OF TOTAL INVESTMENTS)
         3,650   Atlanta, Georgia, Airport General Revenue Refunding Bonds,      1/10 at 101.00              A+          3,695,698
                    Series 2000A, 5.500%, 1/01/21 - FGIC Insured
-----------------------------------------------------------------------------------------------------------------------------------
                 U.S. GUARANTEED - 10.8% (7.5% OF TOTAL INVESTMENTS) (4)
         1,000   Augusta, Georgia, Water and Sewerage Revenue Bonds,            10/12 at 100.00             AAA          1,122,280
                    Series 2002, 5.250%, 10/01/22
                    (Pre-refunded 10/01/12) - FSA Insured
         1,000   Cherokee County School System, Georgia, General Obligation      8/13 at 100.00         AA+ (4)          1,140,840
                    Bonds, Series 2003, 5.000%, 8/01/16
                    (Pre-refunded 8/01/13) - MBIA Insured
                 DeKalb County, Georgia, Water and Sewerage Revenue Bonds,
                 Series 2000:
         1,000      5.125%, 10/01/31 (Pre-refunded 10/01/10)                    10/10 at 101.00             AAA          1,050,280
           900      5.375%, 10/01/35 (Pre-refunded 10/01/10)                    10/10 at 101.00             AAA            947,124
         1,305   Gainesville and Hall County Hospital Authority, Georgia,        5/11 at 100.00         N/R (4)          1,395,149
                    Revenue Anticipation Certificates,
                    Northeast Georgia Health Services Inc., Series 2001,
                    5.500%, 5/15/31 (Pre-refunded 5/15/11)
         1,100   Private Colleges and Universities Authority, Georgia,          10/11 at 102.00        Baa2 (4)          1,224,498
                    Revenue Bonds, Mercer University, Series
                    2001, 5.750%, 10/01/31 (Pre-refunded 10/01/11)
-----------------------------------------------------------------------------------------------------------------------------------
         6,305   Total U.S. Guaranteed                                                                                   6,880,171
-----------------------------------------------------------------------------------------------------------------------------------
                 UTILITIES - 4.9% (3.4% OF TOTAL INVESTMENTS)
         1,000   Elberton, Georgia, Combined Utility System Revenue              1/12 at 100.00              A3          1,048,200
                    Refunding and Improvement Bonds, Series
                    2001, 5.000%, 1/01/22 - AMBAC Insured
         1,000   Georgia Municipal Electric Authority, General Power             1/17 at 100.00               A          1,025,130
                    Revenue Bonds, Project 1, Series 2007A,
                    5.000%, 1/01/25 - NPFG Insured
         1,000   Municipal Electric Authority of Georgia, Project One            1/13 at 100.00               A          1,030,190
                    Subordinated Lien Revenue Bonds, Series
                    2003A, 5.000%, 1/01/22 - NPFG Insured
-----------------------------------------------------------------------------------------------------------------------------------
         3,000   Total Utilities                                                                                         3,103,520
-----------------------------------------------------------------------------------------------------------------------------------
                 WATER AND SEWER - 29.3% (20.2% OF TOTAL INVESTMENTS)
                 Atlanta, Georgia, Water and Wastewater Revenue Bonds,
                 Series 2004:
           500      5.250%, 11/01/15 - FSA Insured                              11/14 at 100.00            AAA             554,125
           700      5.000%, 11/01/37 - FSA Insured                              11/14 at 100.00            AAA             690,634
         3,500   Augusta, Georgia, Water and Sewerage Revenue Bonds,            10/12 at 100.00            AAA           3,588,060
                    Series 2002, 5.000%, 10/01/27 - FSA Insured
         1,990   Cherokee County Water and Sewerage Authority, Georgia,          8/18 at 100.00            AAA           2,024,885
                    Revenue Bonds, Series 2001, 5.000%,
                    8/01/35 - FSA Insured
                 Coweta County Water and Sewer Authority, Georgia,
                 Revenue Bonds, Series 2007:
           500      5.000%, 6/01/32                                              6/18 at 100.00            Aa3             515,365
           500      5.000%, 6/01/37                                              6/18 at 100.00            Aa3             509,360

24  Nuveen Investments

     PRINCIPAL                                                                   OPTIONAL CALL
  AMOUNT (000)   DESCRIPTION (1)                                                 PROVISIONS (2)     RATINGS (3)              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                 WATER AND SEWER (CONTINUED)
$        1,000   Douglasville-Douglas County Water and Sewer Authority,         12/15 at 100.00             AA-       $  1,036,150
                    Georgia, Water and Sewer Revenue Bonds,
                    Series 2005, 5.000%, 6/01/29 - NPFG Insured
           445   Douglasville-Douglas County Water and Sewer Authority,          6/17 at 100.00             AA-            451,110
                    Georgia, Water and Sewer Revenue Bonds,
                    Series 2007, 5.000%, 6/01/37 - NPFG Insured
         4,000   Forsyth County Water and Sewerage Authority,                    4/13 at 100.00             AA+          4,064,800
                    Georgia, Revenue Bonds, Series 2002,
                    5.000%, 4/01/32
           375   Forsyth County Water and Sewerage Authority, Georgia,           4/17 at 100.00             AAA            381,191
                    Revenue Bonds, Series 2007, 5.000%,
                    4/01/37 - FSA Insured
           950   Fulton County, Georgia, Water and Sewerage Revenue              1/10 at 100.50             AA-            957,846
                    Bonds, Series 1998, 5.000%, 1/01/16 -
                    FGIC Insured
         3,100   Harris County, Georgia, Water System Revenue Bonds,            12/12 at 100.00             N/R          3,130,069
                    Series 2002, 5.000%, 12/01/22 -
                    AMBAC Insured
           685   Walton County Water and Sewerage Authority, Georgia,            2/18 at 100.00             Aa3            694,123
                    Revenue Bonds, The Oconee-Hard Creek
                    Reservoir Project, Series 2008, 5.000%,
                    2/01/38 - FSA Insured
-----------------------------------------------------------------------------------------------------------------------------------
        18,245   Total Water and Sewer                                                                                  18,597,718
-----------------------------------------------------------------------------------------------------------------------------------
$       88,965   Total Investments (cost $90,349,942) - 144.7%                                                          91,966,730
=================------------------------------------------------------------------------------------------------------------------
                 Floating Rate Obligations - (2.2)%                                                                     (1,395,000)
                 ------------------------------------------------------------------------------------------------------------------
                 Other Assets Less Liabilities - 3.6%                                                                    2,295,464
                 ------------------------------------------------------------------------------------------------------------------
                 Preferred Shares, at Liquidation Value - (46.1)% (5)                                                  (29,300,000)
                 ------------------------------------------------------------------------------------------------------------------
                 Net Assets Applicable to Common Shares - 100%                                                        $ 63,567,194
                 ==================================================================================================================

 (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
 (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
 (3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.
 (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
 (5) Preferred Shares, at Liquidation Value as a percentage of Total Investments is 31.9%.
N/R   Not rated.
(IF)  Inverse floating rate investment.
(UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 - Inverse Floating Rate Securities for more information.

                                 See accompanying notes to financial statements.

                                                          Nuveen Investments  25

NNC | Nuveen North Carolina Premium Income Municipal Fund
    | Portfolio of Investments November 30, 2009 (Unaudited)

     PRINCIPAL                                                                   OPTIONAL CALL
  AMOUNT (000)   DESCRIPTION (1)                                                 PROVISIONS (2)     RATINGS (3)              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                 EDUCATION AND CIVIC ORGANIZATIONS - 22.1%
                    (14.5% OF TOTAL INVESTMENTS)
$        2,500   North Carolina Capital Facilities Financing Agency,            10/15 at 100.00             AA+       $  2,558,875
                    Revenue Bonds, Duke University, Series
                    2005A, 5.000%, 10/01/41 (UB)
           970   North Carolina Capital Facilities Financing Agency,             4/13 at 100.00             N/R            954,412
                    Revenue Bonds, Johnson and Wales
                    University, Series 2003A, 5.250%, 4/01/23 - SYNCORA
                    GTY Insured
         2,285   North Carolina State University at Raleigh, General            10/13 at 100.00              AA          2,562,285
                    Revenue Bonds, Series 2003A,
                    5.000%, 10/01/15
         1,530   University of North Carolina System, Pooled Revenue Bonds,        No Opt. Call               A          1,721,219
                    Series 2005A, 5.000%, 4/01/15 -
                    AMBAC Insured
           580   University of North Carolina System, Pooled Revenue            10/12 at 100.00              AA            591,014
                    Refunding Bonds, Series 2002A, 5.375%,
                    4/01/22 - AMBAC Insured
                 University of North Carolina Wilmington, Certificates of
                 Participation, Student Housing Project Revenue Bonds,
                 Series 2006:
         1,430      5.000%, 6/01/23 - FGIC Insured                               6/16 at 100.00               A          1,495,337
         1,505      5.000%, 6/01/24 - FGIC Insured                               6/16 at 100.00               A          1,565,937
                 University of North Carolina, Chapel Hill,
                 System Net Revenue Bonds, Series 2003:
         2,380      5.000%, 12/01/19                                            12/13 at 100.00             AA+          2,567,877
         2,725      5.000%, 12/01/21                                            12/13 at 100.00             AA+          2,957,824
         1,500      5.000%, 12/01/23                                            12/13 at 100.00             AA+          1,627,815
         1,675   University of North Carolina, Wilmington, General               1/12 at 101.00              A2          1,687,780
                    Revenue Bonds, Series 2002A, 5.000%,
                    1/01/23 - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------------------
        19,080   Total Education and Civic Organizations                                                                20,290,375
-----------------------------------------------------------------------------------------------------------------------------------
                 ENERGY - 1.7% (1.1% OF TOTAL INVESTMENTS)
         1,500   Virgin Islands Public Finance Authority, Revenue Bonds,         1/14 at 100.00             BBB          1,513,080
                    Refinery Project - Hovensa LLC, Series
                    2003, 6.125%, 7/01/22 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------------
                 HEALTH CARE - 22.4% (14.7% OF TOTAL INVESTMENTS)
         1,145   Albemarle Hospital Authority, North Carolina, Health Care      10/17 at 100.00             N/R          1,014,939
                    Facilities Revenue Bonds, Series
                    2007, 5.250%, 10/01/27
         1,000   Johnston Memorial Hospital Authority, North Carolina,           4/18 at 100.00             AAA          1,012,040
                    Mortgage Revenue Bonds, Johnston
                    Memorial Hospital Project, Series 2008,
                    5.250%, 10/01/36 - FSA Insured
           225   New Hanover County, North Carolina, Hospital Revenue Bonds,    10/19 at 100.00             AAA            228,724
                    New Hanover Regional Medical
                    Center, Series 2006B, 5.125%, 10/01/31 - FSA Insured
           920   North Carolina Medical Care Commission Health Care Facilities  10/14 at 100.00             AAA            942,779
                    Revenue Bonds (WakeMed), Series
                    2009A, 5.625%, 10/01/38 - AGC Insured
         2,000   North Carolina Medical Care Commission, Healthcare Facilities  11/13 at 100.00              A+          2,071,100
                    Revenue Bonds, Novant Health
                    Obligated Group, Series 2003A, 5.000%, 11/01/19
         2,000   North Carolina Medical Care Commission, Healthcare Facilities   4/10 at 101.00            BBB+          2,006,460
                    Revenue Bonds, Stanly Memorial
                    Hospital, Series 1999, 6.375%, 10/01/29
                 North Carolina Medical Care Commission, Healthcare Facilities
                 Revenue Bonds, Union Regional Medical Center, Series 2002A:
         1,000      5.500%, 1/01/19                                              1/12 at 100.00               A          1,018,260
           550      5.500%, 1/01/20                                              1/12 at 100.00               A            559,823
         1,750      5.375%, 1/01/32                                              1/12 at 100.00               A          1,722,140
         3,000   North Carolina Medical Care Commission, Hospital Revenue        6/12 at 101.00               A          2,862,600
                    Bonds, Southeastern Regional Medical
                    Center, Series 2002, 5.375%, 6/01/32
         1,500   North Carolina Medical Care Commission, Hospital Revenue       11/17 at 100.00              A-          1,453,335
                    Bonds, Wilson Medical Center, Series
                    2007, 5.000%, 11/01/27
         1,395   North Carolina Medical Care Commission, Revenue Bonds,          1/15 at 100.00              A+          1,355,856
                    Blue Ridge Healthcare System, Series
                    2005, 5.000%, 1/01/33 - FGIC Insured

26  Nuveen Investments

     PRINCIPAL                                                                   OPTIONAL CALL
  AMOUNT (000)   DESCRIPTION (1)                                                 PROVISIONS (2)     RATINGS (3)              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                 HEALTH CARE (continued)
                 North Carolina Medical Care Commission, Revenue Bonds,
                 Cleveland County Healthcare System, Series 2004A:
$          600      5.250%, 7/01/20 - AMBAC Insured                              7/14 at 100.00               A       $    613,698
           500      5.250%, 7/01/22 - AMBAC Insured                              7/14 at 100.00               A            505,450
           300   Northern Hospital District of Surry County, North Carolina,     4/18 at 100.00             BBB            300,741
                    Health Care Facilities Revenue
                    Bonds, Series 2008, 6.250%, 10/01/38
           665   Onslow County Hospital Authority, North Carolina,              10/16 at 100.00               A            623,491
                    FHA Insured Mortgage Revenue Bonds, Onslow
                    Memorial Hospital Project, Series 2006, 5.000%,
                    4/01/31 - NPFG Insured
         2,300   The Charlotte-Mecklenberg Hospital Authority, North             1/18 at 100.00             AA-          2,206,321
                    Carolina, Doing Business as Carolinas
                    HealthCare System, Health Care Refunding Revenue
                    Bonds, Series 2008A, 5.000%, 1/15/47
-----------------------------------------------------------------------------------------------------------------------------------
        20,850   Total Health Care                                                                                      20,497,757
-----------------------------------------------------------------------------------------------------------------------------------
                 HOUSING/MULTIFAMILY - 4.7% (3.1% OF TOTAL INVESTMENTS)
         1,000   Asheville Housing Authority, North Carolina,                    5/10 at 100.00             AAA          1,000,270
                    GNMA-Collateralized Multifamily Housing Revenue
                    Bonds, Woodridge Apartments, Series 1997, 5.800%,
                    11/20/39 (Alternative Minimum Tax)
         2,290   Mecklenburg County, North Carolina, FNMA Multifamily            7/13 at 105.00             AAA          2,314,205
                    Housing Revenue Bonds, Little Rock
                    Apartments, Series 2003, 5.375%, 1/01/36
                    (Alternative Minimum Tax)
         1,000   North Carolina Capital Facilities Financing Agency,             6/13 at 100.00             N/R          1,006,700
                    Housing Revenue Bonds, Elizabeth City
                    State University, Series 2003A, 5.000%,
                    6/01/28 - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------------------
         4,290   Total Housing/Multifamily                                                                               4,321,175
-----------------------------------------------------------------------------------------------------------------------------------
                 HOUSING/SINGLE FAMILY - 6.8% (4.5% OF TOTAL INVESTMENTS)
         1,010   North Carolina Housing Finance Agency, Home Ownership           7/10 at 100.00              AA          1,010,929
                    Revenue Bonds, 1998 Trust Agreement,
                    Series 10A, 5.400%, 7/01/32 - AMBAC Insured
                    (Alternative Minimum Tax)
         2,295   North Carolina Housing Finance Agency, Home Ownership           1/10 at 100.00              AA          2,296,813
                    Revenue Bonds, 1998 Trust Agreement,
                    Series 6A, 6.200%, 1/01/29 (Alternative Minimum Tax)
         1,000   North Carolina Housing Finance Agency, Home Ownership           1/17 at 100.00              AA            938,200
                    Revenue Bonds, Series 2007-29A, 4.800%,
                    7/01/33 (Alternative Minimum Tax)
           830   North Carolina Housing Finance Agency, Home Ownership           7/16 at 100.00              AA            779,835
                    Revenue Bonds, Series 25-A, 4.900%,
                    7/01/37 (Alternative Minimum Tax)
         1,190   North Carolina Housing Finance Agency, Single Family            3/10 at 100.00              AA          1,206,434
                    Revenue Bonds, Series 1996HH, 6.300%,
                    3/01/26 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------------
         6,325   Total Housing/Single Family                                                                             6,232,211
-----------------------------------------------------------------------------------------------------------------------------------
                 LONG-TERM CARE - 0.4% (0.2% OF TOTAL INVESTMENTS)
           375   North Carolina Medical Care Commission, Revenue Bonds,          1/16 at 100.00             N/R            330,326
                    Pines at Davidson, Series 2006A, 5.000%, 1/01/36
-----------------------------------------------------------------------------------------------------------------------------------
                 MATERIALS - 0.5% (0.3% OF TOTAL INVESTMENTS)
           500   Columbus County Industrial Facilities and Pollution Control     3/17 at 100.00             BBB            411,235
                    Financing Authority, North
                    Carolina, Environmental Improvement Revenue Bonds,
                    International Paper Company Project,
                    Series 2007A, 4.625%, 3/01/27
-----------------------------------------------------------------------------------------------------------------------------------
                 TAX OBLIGATION/GENERAL - 10.1% (6.6% OF TOTAL INVESTMENTS)
         1,890   Craven County, North Carolina, General Obligation Bonds,        5/12 at 101.00              AA          1,992,211
                    Series 2002, 5.000%, 5/01/21 -
                    AMBAC Insured
         4,285   Durham County, North Carolina, General Obligation Bonds,        4/12 at 100.00             AAA          4,706,430
                    Series 2002B, 5.000%, 4/01/16
         1,820   Durham, North Carolina, General Obligation Bonds,               4/17 at 100.00             AAA          2,059,057
                    Series 2007, 5.000%, 4/01/21
           500   North Carolina, General Obligation Bonds, Series 2004A,         3/14 at 100.00             AAA            543,875
                    5.000%, 3/01/22
-----------------------------------------------------------------------------------------------------------------------------------
         8,495   Total Tax Obligation/General                                                                            9,301,573
-----------------------------------------------------------------------------------------------------------------------------------

                                                          Nuveen Investments  27

    | Portfolio of Investments November 30, 2009 (Unaudited)

     PRINCIPAL                                                                   OPTIONAL CALL
  AMOUNT (000)   DESCRIPTION (1)                                                 PROVISIONS (2)     RATINGS (3)              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                 TAX OBLIGATION/LIMITED - 38.9% (25.5% OF TOTAL INVESTMENTS)
$        1,330   Cabarrus County, North Carolina, Certificates of                2/13 at 100.00              AA       $  1,420,852
                    Participation, Series 2002, 5.250%, 2/01/17
         1,800   Catawba County, North Carolina, Certificates of                 6/14 at 100.00             Aa3          1,899,234
                    Participation, Series 2004, 5.250%, 6/01/21 -
                    NPFG Insured
         1,700   Charlotte, North Carolina, Certificates of                      6/13 at 100.00             AA+          1,777,962
                    Participation, Governmental Facilities Projects,
                    Series 2003G, 5.375%, 6/01/26
         1,400   Charlotte, North Carolina, Certificates of                      6/19 at 100.00             AA+          1,425,438
                    Participation, Nascar Hall of Fame, Series 2009C,
                    5.000%, 6/01/39
           950   Charlotte, North Carolina, Certificates of                      6/18 at 100.00             AA+            974,472
                    Participation, Transit Projects Phase 2, Series
                    2008A, 5.000%, 6/01/33
         1,500   Charlotte, North Carolina, Certificates of                      6/13 at 100.00             AA+          1,519,695
                    Participation, Transit Projects, Series 2003A,
                    5.000%, 6/01/33
                 Charlotte, North Carolina, Storm Water Fee Revenue
                 Bonds, Series 2002:
         1,050      5.250%, 6/01/20                                              6/12 at 101.00             AAA          1,152,113
         1,750      5.000%, 6/01/25                                              6/12 at 101.00             AAA          1,886,273
         1,400   Craven County, North Carolina, Certificates of                  6/17 at 100.00             AA-          1,451,366
                    Participation, Series 2007, 5.000%, 6/01/27 - NPFG Insured
         1,000   Davidson County, North Carolina, Certificates of                  No Opt. Call              A+          1,124,820
                    Participation, Series 2004, 5.250%, 6/01/14 - AMBAC Insured
           750   Harnett County, North Carolina, Certificates of                 6/19 at 100.00             AAA            789,405
                    Participation, Series 2009, 5.000%, 6/01/28 - AGC Insured
                 Lee County, North Carolina, Certificates of
                 Participation, Public Schools and Community
                 College, Series 2004:
         1,715      5.250%, 4/01/18 - FSA Insured                                4/14 at 100.00             AAA          1,864,617
           500      5.250%, 4/01/20 - FSA Insured                                4/14 at 100.00             AAA            535,000
         1,000      5.250%, 4/01/22 - FSA Insured                                4/14 at 100.00             AAA          1,059,260
           200   Mecklenburg County, North Carolina, Certificates of               No Opt. Call             AA+            214,422
                    Participation, Series 2009A, 5.000%, 2/01/27
         2,600   North Carolina Infrastructure Finance Corporation,              2/15 at 100.00             AA+          2,824,068
                    Certificates of Participation, Capital
                    Improvements, Series 2005A, 5.000%, 2/01/19
         1,500   North Carolina Infrastructure Finance Corporation,              2/14 at 100.00             AA+          1,573,860
                    Certificates of Participation, Correctional
                    Facilities, Series 2004A, 5.000%, 2/01/23
         1,500   North Carolina, Certificates of Participation, Repair and       6/14 at 100.00             AA+          1,601,220
                    Renovation Project, Series 2004B, 5.000%, 6/01/20
                 North Carolina, Certificates of Participation, Series 2003:
         1,130      5.250%, 6/01/21                                              6/13 at 100.00             AA+          1,193,551
         1,000      5.250%, 6/01/23                                              6/13 at 100.00             AA+          1,049,750
         2,000   Puerto Rico Highway and Transportation Authority, Grant         3/14 at 100.00              A+          1,990,700
                    Anticipation Revenue Bonds, Series
                    2004, 5.000%, 9/15/21 - NPFG Insured
           285   Raleigh, North Carolina, Certificates of Participation,         2/17 at 100.00             AA+            301,687
                    Series 2007, 5.000%, 2/01/27
         1,000   Randolph County, North Carolina, Certificates of                6/14 at 102.00             AAA          1,078,570
                    Participation, Series 2004, 5.000%, 6/01/20 -
                    FSA Insured
         1,000   Rutherford County, North Carolina, Certificates of             12/17 at 100.00             AAA          1,053,900
                    Participation, Series 2007, 5.000%,
                    12/01/27 - FSA Insured
         1,950   Sampson County, North Carolina, Certificates of                 6/17 at 100.00             AAA          1,973,108
                    Participation, Series 2006, 5.000%,
                    6/01/34 - FSA Insured (UB)
         1,200   Wilmington, North Carolina, Certificates of                     6/18 at 100.00              AA          1,264,536
                    Participation, Series 2008A, 5.000%, 6/01/29
           700   Wilson County, North Carolina, Certificates of                  4/17 at 100.00              A2            721,623
                    Participation, School Facilities Project,
                    Series 2007, 5.000%, 4/01/25 - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------------------
        33,910   Total Tax Obligation/Limited                                                                           35,721,502
-----------------------------------------------------------------------------------------------------------------------------------

28  Nuveen Investments

     PRINCIPAL                                                                   OPTIONAL CALL
  AMOUNT (000)   DESCRIPTION (1)                                                 PROVISIONS (2)     RATINGS (3)              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                 TRANSPORTATION - 8.6% (5.7% OF TOTAL INVESTMENTS)
                 Charlotte, North Carolina, Airport Revenue Bonds,
                 Series 2004A:
$          600      5.250%, 7/01/24 - NPFG Insured                               7/14 at 100.00              A+       $    643,062
         2,710      5.000%, 7/01/29 - NPFG Insured                               7/14 at 100.00              A+          2,750,894
           600   North Carolina Turnpike Authority, Triangle Expressway          1/19 at 100.00             AAA            632,958
                    System Senior Lien Revenue Bonds,
                    Series 2009A, 5.750%, 1/01/39 - AGC Insured
         4,230   North Carolina Turnpike Authority, Triangle Expressway            No Opt. Call             AAA          1,005,767
                    System Senior Lien Revenue Bonds,
                    Series 2009B, 0.000%, 1/01/33 - AGC Insured
           500   Piedmont Triad Airport Authority, North Carolina, Airport       7/15 at 100.00              A2            528,640
                    Revenue Bonds, Series 2005A, 5.000%,
                    7/01/20 - SYNCORA GTY Insured
         2,250   Raleigh Durham Airport Authority, North Carolina, Airport       5/11 at 101.00             Aa3          2,342,993
                    Revenue Bonds, Series 2001A, 5.250%,
                    11/01/16 - FGIC Insured
-----------------------------------------------------------------------------------------------------------------------------------
        10,890   Total Transportation                                                                                    7,904,314
-----------------------------------------------------------------------------------------------------------------------------------
                 U.S. GUARANTEED - 12.1% (7.9% OF TOTAL INVESTMENTS) (4)
         1,530   North Carolina Medical Care Commission, Health System          10/11 at 101.00          AA (4)          1,675,580
                    Revenue Bonds, Mission St. Joseph's
                    Health System, Series 2001, 5.250%, 10/01/31
                    (Pre-refunded 10/01/11)
           735   North Carolina Medical Care Commission, Revenue Bonds,         11/14 at 100.00         Aa3 (4)            856,701
                    Northeast Medical Center, Series 2004,
                    5.000%, 11/01/24 (Pre-refunded 11/01/14)
           425   North Carolina Municipal Power Agency 1, Catawba Electric         No Opt. Call             AAA            428,710
                    Revenue Bonds, Series 1980, 10.500%,
                    1/01/10 (ETM)
         4,260   North Carolina Municipal Power Agency 1, Catawba Electric         No Opt. Call             AAA          4,912,078
                    Revenue Bonds, Series 1986, 5.000%,
                    1/01/20 (ETM)
           500   North Carolina, General Obligation Bonds, Series 2000A,         9/10 at 102.00             AAA            528,305
                    5.100%, 9/01/16 (Pre-refunded 9/01/10)
           420   University of North Carolina System, Pooled Revenue Refunding  10/12 at 100.00         N/R (4)            472,823
                    Bonds, Series 2002A, 5.375%,
                    4/01/22 (Pre-refunded 10/01/12) - AMBAC Insured
         2,000   Winston-Salem, North Carolina, Water and Sewerage System        6/12 at 100.00            AAA           2,206,040
                    Revenue Bonds, Series 2002A, 5.000%,
                    6/01/18 (Pre-refunded 6/01/12)
-----------------------------------------------------------------------------------------------------------------------------------
         9,870   Total U.S. Guaranteed                                                                                  11,080,237
-----------------------------------------------------------------------------------------------------------------------------------
                 UTILITIES - 13.6% (8.9% OF TOTAL INVESTMENTS)
            25   North Carolina Eastern Municipal Power Agency, Power System     1/13 at 100.00              A-             26,593
                    Revenue Bonds, Series 2003C,
                    5.375%, 1/01/17
         3,000   North Carolina Eastern Municipal Power Agency, Power System     1/13 at 100.00              A-          3,188,430
                    Revenue Bonds, Series 2003F,
                    5.500%, 1/01/15
         1,000   North Carolina Eastern Municipal Power Agency, Power System     1/16 at 100.00              A-          1,052,000
                    Revenue Bonds, Series 2005,
                    5.250%, 1/01/20 - AMBAC Insured
                 North Carolina Eastern Municipal Power Agency, Power System
                 Revenue Refunding Bonds, Series 1993B:
            15      5.500%, 1/01/17 - FGIC Insured                               1/10 at 100.00            Baa1             15,020
           105      5.500%, 1/01/21                                              1/10 at 100.00              A-            105,091
           165      6.000%, 1/01/22 - FGIC Insured                                 No Opt. Call            Baa1            189,702
           575   North Carolina Municipal Power Agency 1, Catawba Electric       1/19 at 100.00               A            584,637
                    Revenue Bonds, Refunding Series
                    2009A, 5.000%, 1/01/30
         4,000   North Carolina Municipal Power Agency 1, Catawba Electric       1/10 at 101.00               A          4,060,960
                    Revenue Bonds, Series 1999B,
                    6.500%, 1/01/20
         2,000   North Carolina Municipal Power Agency 1, Catawba Electric       1/13 at 100.00              A2          2,192,920
                    Revenue Bonds, Series 2003A, 5.250%,
                    1/01/15 - AMBAC Insured
         1,000   Wake County Industrial Facilities and Pollution Control         2/12 at 101.00              A1          1,071,520
                    Financing Authority, North Carolina,
                    Revenue Refunding Bonds, Carolina Power and Light
                    Company, Series 2002, 5.375%, 2/01/17
-----------------------------------------------------------------------------------------------------------------------------------
        11,885   Total Utilities                                                                                        12,486,873
-----------------------------------------------------------------------------------------------------------------------------------

                                                          Nuveen Investments  29

    | Portfolio of Investments November 30, 2009 (Unaudited)

     PRINCIPAL                                                                   OPTIONAL CALL
  AMOUNT (000)   DESCRIPTION (1)                                                 PROVISIONS (2)     RATINGS (3)              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                 WATER AND SEWER - 10.6% (7.0% OF TOTAL INVESTMENTS)
$        1,605   Broad River Water Authority, North Carolina, Water              6/15 at 100.00            Baa2       $  1,629,508
                    System Revenue Bonds, Series 2005, 5.000%,
                    6/01/20 - SYNCORA GTY Insured
           500   Brunswick County, North Carolina, Enterprise System             4/18 at 100.00             AAA            516,835
                    Revenue Bonds, Series 2008A, 5.000%,
                    4/01/31 - FSA Insured
            50   Charlotte, North Carolina, Water and Sewerage System            6/11 at 101.00             AAA             51,946
                    Revenue Bonds, Series 2001,
                    5.125%, 6/01/26
         1,295   Greensboro, North Carolina, Combined Enterprise                 6/15 at 100.00             AAA          1,384,446
                    System Revenue Bonds, Series 2005A,
                    5.000%, 6/01/26
                 Oak Island, North Carolina, Enterprise System Revenue
                 Bonds, Series 2009A:
           550      6.000%, 6/01/34 - AGC Insured                                6/19 at 100.00             AAA            591,630
         1,000      6.000%, 6/01/36 - AGC Insured                                6/19 at 100.00             AAA          1,067,110
           500   Onslow County, North Carolina, Combined Enterprise System       6/14 at 100.00               A            518,745
                    Revenue Bonds, Series 2004B, 5.000%,
                    6/01/23 - SYNCORA GTY Insured
         3,865   Winston-Salem, North Carolina, Water and Sewer System           6/17 at 100.00             AAA          4,003,096
                    Revenue Bonds, Series 2007A, 5.000%,
                    6/01/37 (UB)
-----------------------------------------------------------------------------------------------------------------------------------
         9,365   Total Water and Sewer                                                                                   9,763,316
-----------------------------------------------------------------------------------------------------------------------------------
$      137,335   Total Investments (cost $135,995,898) - 152.5%                                                        139,853,974
==============---------------------------------------------------------------------------------------------------------------------
                 Floating Rate Obligations - (5.7)%                                                                     (5,195,000)
                 ------------------------------------------------------------------------------------------------------------------
                 Other Assets Less Liabilities - 2.4%                                                                    2,225,636
                 ------------------------------------------------------------------------------------------------------------------
                 Preferred Shares, at Liquidation Value - (49.2)% (5)                                                  (45,150,000)
                 ------------------------------------------------------------------------------------------------------------------
                 Net Assets Applicable to Common Shares - 100%                                                        $ 91,734,610
                 ==================================================================================================================

  (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
  (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
  (3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.
  (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
  (5) Preferred Shares, at Liquidation Value as a percentage of Total Investments is 32.3%.
 N/R  Not rated.
(ETM) Escrowed to maturity.
 (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 - Inverse Floating Rate Securities for more information.

                                 See accompanying notes to financial statements.

30  Nuveen Investments

NRB | Nuveen North Carolina Dividend Advantage Municipal Fund
    | Portfolio of Investments November 30, 2009 (Unaudited)

     PRINCIPAL                                                                   OPTIONAL CALL
  AMOUNT (000)   DESCRIPTION (1)                                                 PROVISIONS (2)     RATINGS (3)              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                 EDUCATION AND CIVIC ORGANIZATIONS - 15.6% (9.4% OF TOTAL
                    INVESTMENTS)
$          380   North Carolina Capital Facilities Financing Agency,           10/11 at 100.00             AA+         $   389,686
                    Revenue Bonds, Duke University, Series
                    2001A, 5.125%, 10/01/26
           500   North Carolina Capital Facilities Financing Agency, Revenue    9/11 at 101.00             Ba2             451,350
                    Bonds, High Point University,
                    Series 2001, 5.125%, 9/01/18
         1,430   University of North Carolina System, Pooled Revenue           10/12 at 100.00              AA           1,556,684
                    Refunding Bonds, Series 2002A, 5.375%,
                    4/01/17 - AMBAC Insured
         1,750   University of North Carolina, Chapel Hill, System Net          6/11 at 100.00             AA+           1,833,457
                    Revenue Bonds, Series 2001A,
                    5.000%, 12/01/25
         1,000   University of North Carolina, Chapel Hill, System Net            No Opt. Call             AA+           1,086,670
                    Revenue Bonds, Series 2002B,
                    5.000%, 12/01/11
------------------------------------------------------------------------------------------------------------------------------------
         5,060   Total Education and Civic Organizations                                                                 5,317,847
------------------------------------------------------------------------------------------------------------------------------------
                 HEALTH CARE - 18.8% (11.4% OF TOTAL INVESTMENTS)
           555   Albemarle Hospital Authority, North Carolina, Health Care     10/17 at 100.00             N/R             416,150
                    Facilities Revenue Bonds, Series
                    2007, 5.250%, 10/01/38
           250   Johnston Memorial Hospital Authority, North Carolina,          4/18 at 100.00             AAA             253,010
                    Mortgage Revenue Bonds, Johnston
                    Memorial Hospital Project, Series 2008, 5.250%, 10/01/36
                    - FSA Insured
            30   New Hanover County, North Carolina, Hospital Revenue Bonds,   10/19 at 100.00             AAA              30,497
                    New Hanover Regional Medical
                    Center, Series 2006B, 5.125%, 10/01/31 - FSA Insured
           280   North Carolina Medical Care Commission Health Care            10/14 at 100.00             AAA             286,933
                    Facilities Revenue Bonds (WakeMed), Series
                    2009A, 5.625%, 10/01/38 - AGC Insured
         1,110   North Carolina Medical Care Commission, Healthcare             1/12 at 100.00               A           1,140,825
                    Facilities Revenue Bonds, Union Regional
                    Medical Center, Series 2002A, 5.250%, 1/01/15
           980   North Carolina Medical Care Commission, Healthcare Revenue     5/10 at 100.00              A+             980,451
                    Bonds, Carolina Medicorp, Series
                    1996, 5.250%, 5/01/26
         1,500   North Carolina Medical Care Commission, Hospital Revenue       6/12 at 101.00               A           1,509,525
                    Bonds, Southeastern Regional Medical
                    Center, Series 2002, 5.250%, 6/01/22
           500   North Carolina Medical Care Commission, Hospital Revenue      11/17 at 100.00              A-             508,480
                    Bonds, Wilson Medical Center, Series
                    2007, 5.000%, 11/01/20
           250   North Carolina Medical Care Commission, Revenue Bonds, Blue    1/15 at 100.00              A+             242,985
                    Ridge Healthcare System, Series
                    2005, 5.000%, 1/01/33 - FGIC Insured
           150   Northern Hospital District of Surry County, North Carolina,    4/18 at 100.00             BBB             150,371
                    Health Care Facilities Revenue
                    Bonds, Series 2008, 6.250%, 10/01/38
           950   The Charlotte-Mecklenberg Hospital Authority, North            1/18 at 100.00             AA-             911,307
                    Carolina, Doing Business as Carolinas
                    HealthCare System, Health Care Refunding Revenue Bonds,
                    Series 2008A, 5.000%, 1/15/47
-----------------------------------------------------------------------------------------------------------------------------------
         6,555   Total Health Care                                                                                       6,430,534
-----------------------------------------------------------------------------------------------------------------------------------
                 HOUSING/SINGLE FAMILY - 4.7% (2.8% OF TOTAL INVESTMENTS)
           400   North Carolina Housing Finance Agency, Home Ownership          7/10 at 100.00              AA             400,368
                    Revenue Bonds, 1998 Trust Agreement,
                    Series 10A, 5.400%, 7/01/32 - AMBAC Insured
                    (Alternative Minimum Tax)
           650   North Carolina Housing Finance Agency, Home Ownership          1/10 at 100.00              AA             650,189
                    Revenue Bonds, 1998 Trust Agreement,
                    Series 5A, 5.625%, 7/01/30 (Alternative Minimum Tax)
           250   North Carolina Housing Finance Agency, Home Ownership          1/17 at 100.00              AA             234,550
                    Revenue Bonds, Series 2007-29A, 4.800%,
                    7/01/33 (Alternative Minimum Tax)
           330   North Carolina Housing Finance Agency, Home Ownership          7/16 at 100.00              AA             310,055
                    Revenue Bonds, Series 25-A, 4.900%,
                    7/01/37 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------------
         1,630   Total Housing/Single Family                                                                             1,595,162
-----------------------------------------------------------------------------------------------------------------------------------

                                                          Nuveen Investments  31

      Portfolio of Investments November 30, 2009 (Unaudited)

     PRINCIPAL                                                                   OPTIONAL CALL
  AMOUNT (000)   DESCRIPTION (1)                                                 PROVISIONS (2)     RATINGS (3)              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                 LONG-TERM CARE - 1.7% (1.0% OF TOTAL INVESTMENTS)
                 North Carolina Medical Care Commission, Healthcare
                 Facilities Revenue Bonds, Presbyterian Homes, Series 2006:
$          200      5.400%, 10/01/27                                           10/16 at 100.00             N/R         $   186,328
           300      5.500%, 10/01/31                                           10/16 at 100.00             N/R             269,418
           150   North Carolina Medical Care Commission, Revenue Bonds,         1/16 at 100.00             N/R             132,131
                    Pines at Davidson, Series 2006A, 5.000%, 1/01/36
-----------------------------------------------------------------------------------------------------------------------------------
           650   Total Long-Term Care                                                                                      587,877
-----------------------------------------------------------------------------------------------------------------------------------
                 MATERIALS - 1.0% (0.6% OF TOTAL INVESTMENTS)
           400   Columbus County Industrial Facilities and Pollution Control    3/17 at 100.00             BBB             328,988
                    Financing Authority, North Carolina, Environmental
                    Improvement Revenue Bonds, International Paper Company
                    Project, Series 2007A, 4.625%, 3/01/27
-----------------------------------------------------------------------------------------------------------------------------------
                 TAX OBLIGATION/GENERAL - 9.8% (6.0% OF TOTAL INVESTMENTS)
         1,000   Durham, North Carolina, General Obligation Bonds, Series       4/17 at 100.00             AAA           1,131,350
                    2007, 5.000%, 4/01/21
                 North Carolina, General Obligation Bonds, Series 2004A:
         1,000      5.000%, 3/01/18                                             3/14 at 100.00             AAA           1,131,560
         1,000      5.000%, 3/01/22                                             3/14 at 100.00             AAA           1,087,750
-----------------------------------------------------------------------------------------------------------------------------------
         3,000   Total Tax Obligation/General                                                                            3,350,660
-----------------------------------------------------------------------------------------------------------------------------------
                 TAX OBLIGATION/LIMITED - 26.6% (16.2% OF TOTAL INVESTMENTS)
         1,400   Charlotte, North Carolina, Certificates of Participation,      6/13 at 100.00             AA+           1,464,204
                    Governmental Facilities Projects,
                    Series 2003G, 5.375%, 6/01/26 (UB)
           200   Charlotte, North Carolina, Certificates of Participation,      6/19 at 100.00             AA+             203,634
                    Nascar Hall of Fame, Series 2009C,
                    5.000%, 6/01/39
           305   Charlotte, North Carolina, Certificates of Participation,      6/18 at 100.00             AA+             312,857
                    Transit Projects Phase 2, Series
                    2008A, 5.000%, 6/01/33
           160   Craven County, North Carolina, Certificates of                 6/17 at 100.00             AA-             169,219
                    Participation, Series 2007, 5.000%, 6/01/23 -
                    NPFG Insured
         1,870   Dare County, North Carolina, Certificates of Participation,   12/12 at 100.00             AA-           2,070,557
                    Series 2002, 5.250%, 6/01/15 -
                    AMBAC Insured
         1,250   Davidson County, North Carolina, Certificates of               6/14 at 100.00              A+           1,310,500
                    Participation, Series 2004, 5.250%, 6/01/21 -
                    AMBAC Insured
         1,390   Durham, North Carolina, Certificates of Participation,         6/15 at 100.00             AA+           1,444,544
                    Series 2005B, 5.000%, 6/01/25
            50   Harnett County, North Carolina, Certificates of                6/19 at 100.00             AAA              52,627
                    Participation, Series 2009, 5.000%, 6/01/28 -
                    AGC Insured
           470   Raleigh, North Carolina, Certificates of Participation,        6/14 at 100.00             AA+             501,716
                    Downtown Improvement Project, Series
                    2004B, 5.000%, 6/01/20
           170   Raleigh, North Carolina, Certificates of Participation,        2/17 at 100.00             AA+             179,954
                    Series 2007, 5.000%, 2/01/27
           150   Rutherford County, North Carolina, Certificates of            12/17 at 100.00             AAA             158,085
                    Participation, Series 2007, 5.000%,
                    12/01/27 - FSA Insured
           700   Sampson County, North Carolina, Certificates of                6/17 at 100.00             AAA             708,295
                    Participation, Series 2006, 5.000%,
                    6/01/34 - FSA Insured (UB)
           250   Wilmington, North Carolina, Certificates of Participation,     6/18 at 100.00              AA             263,445
                    Series 2008A, 5.000%, 6/01/29
           250   Wilson County, North Carolina, Certificates of                 4/17 at 100.00              A2             257,723
                    Participation, School Facilities Project,
                    Series 2007, 5.000%, 4/01/25 - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------------------
         8,615   Total Tax Obligation/Limited                                                                            9,097,360
-----------------------------------------------------------------------------------------------------------------------------------
                 TRANSPORTATION - 7.8% (4.7% OF TOTAL INVESTMENTS)
           250   North Carolina Turnpike Authority, Triangle Expressway         1/19 at 100.00             AAA             263,733
                    System Senior Lien Revenue Bonds,
                    Series 2009A, 5.750%, 1/01/39 - AGC Insured
         2,170   North Carolina Turnpike Authority, Triangle Expressway           No Opt. Call             AAA             484,821
                    System Senior Lien Revenue Bonds,
                    Series 2009B, 0.000%, 1/01/34 - AGC Insured

32 Nuveen Investments

     PRINCIPAL                                                                   OPTIONAL CALL
  AMOUNT (000) DESCRIPTION (1)                                                   PROVISIONS (2)     RATINGS (3)              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                 TRANSPORTATION (continued)
$          300   Piedmont Triad Airport Authority, North Carolina,               7/15 at 100.00              A2       $     17,184
                    Airport Revenue Bonds, Series 2005A, 5.000%,
                    7/01/20 - SYNCORA GTY Insured
         1,530   Raleigh Durham Airport Authority, North Carolina, Airport       5/11 at 101.00             Aa3          1,582,862
                    Revenue Bonds, Series 2001A, 5.250%,
                    11/01/18 - FGIC Insured
-----------------------------------------------------------------------------------------------------------------------------------
         4,250   Total Transportation                                                                                    2,648,600
-----------------------------------------------------------------------------------------------------------------------------------
                 U.S. GUARANTEED - 13.9% (8.4% OF TOTAL INVESTMENTS) (4)
         1,000   Broad River Water Authority, North Carolina, Water System       6/10 at 101.00        Baa1 (4)          1,035,140
                    Revenue Bonds, Series 2000, 5.375%,
                    6/01/26 (Pre-refunded 6/01/10) - MBIA Insured
           100   Charlotte-Mecklenburg Hospital Authority, North Carolina,       1/15 at 100.00             AAA            116,793
                    Healthcare System Revenue Bonds, DBA
                    Carolinas Healthcare System, Series 2005A, 5.000%,
                    1/15/45 (Pre-refunded 1/15/15)
           500   Greensboro, North Carolina, Combined Enterprise System          6/11 at 101.00             AAA            539,895
                    Revenue Bonds, Series 2001A, 5.125%,
                    6/01/21 (Pre-refunded 6/01/11)
           620   North Carolina Capital Facilities Financing Agency,            10/11 at 100.00             AAA            671,801
                    Revenue Bonds, Duke University, Series
                    2001A, 5.125%,10/01/26 (Pre-refunded 10/01/11)
           800   North Carolina Medical Care Commission, Health                 10/11 at 101.00          AA (4)            876,120
                    System Revenue Bonds, Mission St. Joseph's
                    Health System, Series 2001, 5.250%,
                    10/01/31 (Pre-refunded 10/01/11)
           300   North Carolina Medical Care Commission, Revenue                11/14 at 100.00         Aa3 (4)            349,674
                    Bonds, Northeast Medical Center, Series 2004,
                    5.000%, 11/01/24 (Pre-refunded 11/01/14)
         1,020   University of North Carolina System, Pooled Revenue            10/12 at 100.00         N/R (4)          1,148,285
                    Refunding Bonds, Series 2002A, 5.375%,
                    4/01/17 (Pre-refunded 10/01/12) - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------------------
         4,340   Total U.S. Guaranteed                                                                                   4,737,708
-----------------------------------------------------------------------------------------------------------------------------------
                 UTILITIES - 21.3% (12.9% OF TOTAL INVESTMENTS)
                 Greenville, North Carolina, Combined Enterprise System
                 Revenue Bonds, Series 2001:
         1,000      5.250%, 9/01/20 - FSA Insured                                9/11 at 101.00             AAA          1,066,890
           500      5.250%, 9/01/21 - FSA Insured                                9/11 at 101.00             AAA            531,055
           500   North Carolina Eastern Municipal Power Agency, Power            1/16 at 100.00              A-            526,000
                    System Revenue Bonds, Series 2005,
                    5.250%, 1/01/20 - AMBAC Insured
         2,500   North Carolina Eastern Municipal Power Agency, Power            1/10 at 100.00            Baa1          2,503,321
                    System Revenue Refunding Bonds, Series
                    1993B, 5.500%, 1/01/17 - FGIC Insured
         1,000   North Carolina Eastern Municipal Power Agency, Power            1/10 at 101.00              A-          1,014,550
                    System Revenue Refunding Bonds, Series
                    1999B, 5.650%, 1/01/16
            25   North Carolina Municipal Power Agency 1, Catawba                1/19 at 100.00               A             25,419
                    Electric Revenue Bonds, Refunding Series
                    2009A, 5.000%, 1/01/30
         1,500   Wake County Industrial Facilities and Pollution                 2/12 at 101.00              A1          1,607,280
                    Control Financing Authority, North Carolina,
                    Revenue Refunding Bonds, Carolina Power and
                    Light Company, Series 2002, 5.375%,2/01/17
-----------------------------------------------------------------------------------------------------------------------------------
         7,025   Total Utilities                                                                                         7,274,515
-----------------------------------------------------------------------------------------------------------------------------------
                 WATER AND SEWER - 43.9% (26.6% OF TOTAL INVESTMENTS)
           100   Brunswick County, North Carolina, Enterprise System             4/18 at 100.00             AAA            103,367
                    Revenue Bonds, Series 2008A, 5.000%,
                    4/01/31 - FSA Insured
           505   Cape Fear Public Utility Authority, North Carolina,             8/18 at 100.00              AA            524,953
                    Water & Sewer System Revenue Bonds, Series
                    2008, 5.000%, 8/01/35
         2,250   Charlotte, North Carolina, Water and Sewerage System            6/11 at 101.00             AAA          2,337,547
                    Revenue Bonds, Series 2001,
                    5.125%, 6/01/26
         1,000   Charlotte, North Carolina, Water and Sewerage System            7/18 at 100.00             AAA          1,051,610
                    Revenue Bonds, Series 2008,
                    5.000%, 7/01/38
           500   Greensboro, North Carolina, Combined Enterprise System          6/15 at 100.00             AAA            536,235
                    Revenue Bonds, Series 2005A,
                    5.000%, 6/01/25
           700   Oak Island, North Carolina, Enterprise System Revenue           6/19 at 100.00             AAA            752,983
                    Bonds, Series 2009A, 6.000%, 6/01/34 -
                    AGC Insured

                                          Nuveen Investments      33

        Nuveen North Carolina Dividend Advantage Municipal Fund (continued)
NRB  |  Portfolio of Investments November 30, 2009 (Unaudited)

     PRINCIPAL                                                                   OPTIONAL CALL
         AMOUNT (000)     DESCRIPTION (1)                                        PROVISIONS (2)     RATINGS (3)              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                 WATER AND SEWER (continued)
$          400   Onslow County, North Carolina, Combined Enterprise              6/14 at 100.00               A       $    414,995
                    System Revenue Bonds, Series 2004B, 5.000%,
                    6/01/23 - SYNCORA GTY Insured
                 Raleigh, North Carolina, Combined Enterprise System
                 Revenue Bonds, Series 2006A:
         4,440      5.000%, 3/01/31 (UB)                                         3/16 at 100.00             AAA          4,697,076
         3,000      5.000%, 3/01/36 (UB)                                         3/16 at 100.00             AAA          3,121,380
             5   Raleigh, North Carolina, Combined Enterprise System             3/16 at 100.00             AAA              5,607
                    Revenue Bonds, Series 2006A, Residuals
                    Series II-R-645-2, 13.879%, 3/01/36 (IF)
         1,385   Winston-Salem, North Carolina, Water and Sewer System           6/17 at 100.00             AAA          1,434,486
                    Revenue Bonds, Series 2007A, 5.000%, 6/01/37 (UB)
-----------------------------------------------------------------------------------------------------------------------------------
        14,285   Total Water and Sewer                                                                                  14,980,239
-----------------------------------------------------------------------------------------------------------------------------------
$       55,810   Total Investments (cost $54,534,514) - 165.1%                                                          56,349,490
==============---------------------------------------------------------------------------------------------------------------------
                 Floating Rate Obligations - (21.0)%                                                                   (7,160,000)
                 ------------------------------------------------------------------------------------------------------------------
                 Other Assets Less Liabilities - 3.0%                                                                    1,013,778
                 ------------------------------------------------------------------------------------------------------------------
                 Preferred Shares, at Liquidation Value - (47.1)% (5)                                                 (16,075,000)
                 ------------------------------------------------------------------------------------------------------------------
                 Net Assets Applicable to Common Shares - 100%                                                        $ 34,128,268
                 ==================================================================================================================

(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5) Preferred Shares, at Liquidation Value as a percentage of Total Investments is 28.5%.

N/R Not rated.

(IF)Inverse floating rate investment.

(UB)Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 - Inverse Floating
    Rate Securities for more information.

                See accompanying notes to financial  statements.

 34 Nuveen Investments

 NNO | Nuveen North Carolina Dividend Advantage Municipal Fund 2
     | PORTFOLIO OF INVESTMENTS
                                                   November 30, 2009 (Unaudited)

     PRINCIPAL                                                                    OPTIONAL CALL
  AMOUNT (000)   DESCRIPTION (1)                                                  PROVISIONS (2)    RATINGS (3)            VALUE
----------------------------------------------------------------------------------------------------------------------------------
                 EDUCATION AND CIVIC ORGANIZATIONS - 14.1% (9.0% OF TOTAL INVESTMENTS)
                 Appalachian State University, North Carolina, Housing
                 and Student Center System Revenue Refunding Bonds, Series 2002:
$      1,040        5.000%, 7/15/14 - NPFG Insured                                7/12 at 100.00           A1      $    1,133,787
       1,000        5.000%, 7/15/15 - NPFG Insured                                7/12 at 100.00           A1           1,063,870
                 North Carolina Capital Facilities Financing Agency,
                 Revenue Bonds, Duke University,Series 2001A:
         715        5.125%, 10/01/26                                             10/11 at 100.00          AA+             733,225
         380        5.125%, 10/01/41                                             10/11 at 100.00          AA+             383,751
       1,000     University of North Carolina System, Pooled Revenue              4/15 at 100.00           A            1,047,470
                    Bonds, Series 2005A, 5.000%, 4/01/22 - AMBAC Insured
         635     University of North Carolina System, Pooled Revenue Refunding   10/12 at 100.00           AA             674,808
                    Bonds, Series 2002A, 5.375%, 4/01/19 - AMBAC Insured
         500     University of North Carolina Wilmington, Certificates of         6/16 at 100.00            A             530,055
                    Participation, Student Housing Project Revenue Bonds,
                    Series 2006, 5.000%, 6/01/21 - FGIC Insured
       1,500     University of North Carolina, Chapel Hill, System Net Revenue      No Opt. Call          AA+           1,630,005
                    Bonds, Series 2002B,  5.000%, 12/01/11
         250     University of North Carolina, Charlotte, Certificates of         3/15 at 100.00            A             263,625
                    Participation, Student Housing
                    Project, Series 2005, 5.000%, 3/01/21 - AMBAC Insured
         400     University of North Carolina, Greensboro, General Revenue        4/11 at 101.00          AAA             426,820
                    Refunding Bonds, Series 2002B,
                    5.375%, 4/01/17 - FSA Insured

----------------------------------------------------------------------------------------------------------------------------------
       7,420     Total Education and Civic Organizations                                                                7,887,416
----------------------------------------------------------------------------------------------------------------------------------
                 HEALTH CARE - 25.1% (16.0% OF TOTAL INVESTMENTS)

         945     Albemarle Hospital Authority, North Carolina, Health Care       10/17 at 100.00          N/R             708,580
                    Facilities Revenue Bonds, Series
                    2007, 5.250%, 10/01/38
       1,640     Charlotte-Mecklenburg Hospital Authority, North Carolina,         1/11 at 101.0          AA-           1,641,214
                    Healthcare System Revenue Bonds,
                    Carolinas Healthcare System, Series 2001A,
                    5.000%, 1/15/31
         500     Johnston Memorial Hospital Authority, North Carolina,            4/18 at 100.00          AAA             506,020
                    Mortgage Revenue Bonds, Johnston
                    Memorial Hospital Project, Series 2008, 5.250%, 10/01/36 -
                    FSA Insured
         120     New Hanover County, North Carolina, Hospital Revenue Bonds,     10/19 at 100.00          AAA             121,986
                    New Hanover Regional Medical Center, Series 2006B,
                    5.125%, 10/01/31 - FSA Insured
         455     North Carolina Medical Care Commission Health Care              10/14 at 100.00          AAA             466,266
                    Facilities Revenue Bonds (WakeMed), Series
                    2009A, 5.625%, 10/01/38 - AGC Insured
       2,000     North Carolina Medical Care Commission, Healthcare              11/13 at 100.00           A+           2,060,120
                    Facilities Revenue Bonds, Novant Health
                    Obligated Group, Series 2003A, 5.000%, 11/01/20
       1,005     North Carolina Medical Care Commission, Healthcare               1/12 at 100.00           A            1,045,612
                    Facilities Revenue Bonds, Union Regional
                    Medical Center, Series 2002A, 5.250%, 1/01/13
                 North Carolina Medical Care Commission, Hospital Revenue
                 Bonds, Southeastern Regional Medical Center, Series 2002:
       1,000        5.500%, 6/01/15                                               6/12 at 101.00            A           1,040,120
       2,100        5.250%, 6/01/22                                               6/12 at 101.00            A           2,113,335
         925     North Carolina Medical Care Commission, Hospital Revenue        11/17 at 100.00           A-             896,223
                    Bonds, Wilson Medical Center, Series 2007,
                    5.000%, 11/01/27
       1,250     North Carolina Medical Care Commission, Revenue Bonds, Blue      1/15 at 100.00           A+           1,214,925
                    Ridge Healthcare System, Series 2005, 5.000%, 1/01/33 -
                    FGIC Insured
                 North Carolina Medical Care Commission, Revenue Bonds,
                 Cleveland County Healthcare System, Series 2004A:
         595        5.250%, 7/01/20 - AMBAC Insured                                7/14 at 100.00            A            608,584
         500        5.250%, 7/01/22 - AMBAC Insured                                7/14 at 100.00            A            505,450
         150     Northern Hospital District of Surry County, North Carolina,      4/18 at 100.00          BBB             150,371
                    Health Care Facilities Revenue
                    Bonds, Series 2008, 6.250%, 10/01/38
       1,000     The Charlotte-Mecklenberg Hospital Authority, North              1/18 at 100.00          AA-             959,270
                    Carolina, Doing Business as Carolinas
                    HealthCare System, Health Care Refunding Revenue Bonds,
                    Series 2008A, 5.000%, 1/15/47
----------------------------------------------------------------------------------------------------------------------------------
      14,185    Total Health Care                                                                                      14,038,076
----------------------------------------------------------------------------------------------------------------------------------

                                                           Nuveen Investments 35

     | Nuveen North Carolina Dividend Advantage Municipal Fund 2 (continued) NNO | Portfolio of Investments November 30, 2009 (Unaudited)

     PRINCIPAL                                                                        OPTIONAL CALL
  AMOUNT (000)    DESCRIPTION (1)                                                     PROVISIONS (2)    RATINGS (3)          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                  HOUSING/SINGLE FAMILY - 4.2% (2.7% OF TOTAL INVESTMENTS)
$          345    North Carolina Housing Finance Agency, Home Ownership              7/10 at 100.00            AA     $    345,317
                     Revenue Bonds, 1998 Trust Agreement,
                     Series 10A, 5.400%, 7/01/32 - AMBAC Insured (Alternative
                     Minimum Tax)
                  North Carolina Housing Finance Agency, Home Ownership Revenue
                  Bonds, Series 13A:
           735       4.700%, 7/01/12 (Alternative Minimum Tax)                       7/11 at 100.00            AA          751,155
           740       4.850%, 7/01/13 (Alternative Minimum Tax)                       7/11 at 100.00            AA          755,377
           510    North Carolina Housing Finance Agency, Home Ownership Revenue      7/16 at 100.00            AA          479,176
                     Bonds, Series 25-A, 4.900%,
                     7/01/37 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------------
         2,330    Total Housing/Single Family                                                                            2,331,025
-----------------------------------------------------------------------------------------------------------------------------------
                  LONG-TERM CARE - 1.7% (1.1% OF TOTAL INVESTMENTS)
                  North Carolina Medical Care Commission, Healthcare Facilities
                  Revenue Bonds, Presbyterian Homes, Series 2006:
           250       5.400%, 10/01/27                                               10/16 at 100.00           N/R          232,910
           600       5.500%, 10/01/31                                               10/16 at 100.00           N/R          538,836
           185    North Carolina Medical Care Commission, Revenue Bonds, Pines       1/16 at 100.00           N/R          162,961
                     at Davidson, Series 2006A, 5.000%, 1/01/36
-----------------------------------------------------------------------------------------------------------------------------------
         1,035   Total Long-Term Care                                                                                      934,707
-----------------------------------------------------------------------------------------------------------------------------------
                 MATERIALS - 2.4% (1.5% OF TOTAL INVESTMENTS)
           300   Columbus County Industrial Facilities and Pollution Control        3/17 at 100.00           BBB           246,741
                     Financing Authority, North Carolina,
                     Environmental Improvement Revenue Bonds,
                     International Paper Company Project,
                     Series 2007A, 4.625%, 3/01/27
         1,100   Northampton County Industrial Facilities and Pollution Control     2/11 at 101.00           BBB         1,100,506
                     Financing Authority, North Carolina, Environmental
                     Improvement Revenue Bonds, International Paper Company,
                     Series 2001A, 6.200%, 2/01/25 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------------
         1,400   Total Materials                                                                                         1,347,247
-----------------------------------------------------------------------------------------------------------------------------------
                 TAX OBLIGATION/GENERAL - 5.4% (3.4% OF TOTAL INVESTMENTS)
           250   Durham County, North Carolina, General Obligation Bonds,            5/10 at 102.00           AAA          260,610
                    Series 2000, 5.600%, 5/01/15
         1,475   Durham, North Carolina, General Obligation Bonds, Series 2007,      4/17 at 100.00           AAA        1,657,576
                    5.000%, 4/01/22
         1,000   North Carolina, General Obligation Bonds, Series 2004A,             3/14 at 100.00           AAA        1,087,750
                    5.000%, 3/01/22
-----------------------------------------------------------------------------------------------------------------------------------
         2,725   Total Tax Obligation/General                                                                            3,005,936
-----------------------------------------------------------------------------------------------------------------------------------
                 TAX OBLIGATION/LIMITED - 34.9% (22.3% OF TOTAL INVESTMENTS)
            30   Cabarrus County, North Carolina, Certificates of                    2/13 at 100.00            AA           32,349
                    Participation, Series 2002, 5.250%, 2/01/16
         1,750   Charlotte, North Carolina, Certificates of Participation,           6/13 at 100.00           AA+        1,799,753
                    Governmental Facilities Projects,
                    Series 2003G, 5.000%, 6/01/28
           400   Charlotte, North Carolina, Certificates of Participation,           6/19 at 100.00           AA+          407,268
                    Nascar Hall of Fame, Series 2009C,
                    5.000%, 6/01/39
           575   Charlotte, North Carolina, Certificates of Participation,           6/18 at 100.00           AA+          589,812
                    Transit Projects Phase 2, Series
                    2008A, 5.000%, 6/01/33
         1,850   Charlotte, North Carolina, Storm Water Fee Revenue Bonds,           6/12 at 101.00           AAA        2,029,913
                    Series 2002, 5.250%, 6/01/18
           800   Craven County, North Carolina, Certificates of Participation,       6/17 at 100.00           AA-          829,352
                    Series 2007, 5.000%, 6/01/27 -
                    NPFG Insured
           500   Harnett County, North Carolina, Certificates of                     6/19 at 100.00           AAA          521,120
                    Participation, Series 2009, 5.000%, 6/01/29 -
                    AGC Insured
                 Hartnett County, North Carolina, Certificates of
                 Participation, Series 2002:
         1,000      5.250%, 12/01/15 - FSA Insured                                  12/12 at 101.00           AAA        1,112,090
         2,025      5.375%, 12/01/16 - FSA Insured                                  12/12 at 101.00           AAA        2,262,533
           715   Lee County, North Carolina, Certificates of Participation,          4/14 at 100.00           AAA          765,050
                    Public Schools and Community
                    College, Series 2004, 5.250%, 4/01/20 - FSA Insured
         1,380   Pasquotank County, North Carolina, Certificates of                  6/14 at 100.00             A        1,416,322
                    Participation, Series 2004, 5.000%,
                    6/01/25 - NPFG Insured
         2,070   Pitt County, North Carolina, Certificates of Participation,         4/14 at 100.00           AA-        2,092,356
                    School Facilities Project, Series
                    2004B, 5.000%, 4/01/29 - AMBAC Insured

36 Nuveen Investments

     PRINCIPAL                                                                    OPTIONAL CALL
  AMOUNT (000)   DESCRIPTION (1)                                                 PROVISIONS (2)     RATINGS (3)              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                 TAX OBLIGATION/LIMITED (continued)
                 Raleigh, North Carolina, Certificates of Participation,
                 Downtown Improvement Project, Series 2004B:
$          805      5.000%, 6/01/20                                              6/14 at 100.00             AA+      $     859,321
         1,310      5.000%, 6/01/21                                              6/14 at 100.00             AA+          1,389,583
           115   Raleigh, North Carolina, Certificates of Participation,         2/17 at 100.00             AA+            121,733
                    Series 2007, 5.000%, 2/01/27
         1,000   Randolph County, North Carolina, Certificates of                6/14 at 102.00             AAA          1,078,570
                    Participation,Series 2004, 5.000%, 6/01/20 -
                    FSA Insured
           100   Rutherford County, North Carolina, Certificates of             12/17 at 100.00             AAA            105,390
                    Participation, Series 2007, 5.000%, 12/01/27 -
                    FSA Insured
         1,150   Sampson County, North Carolina, Certificates of                 6/17 at 100.00             AAA          1,163,628
                    Participation, Series 2006, 5.000%,
                    6/01/34 - FSA Insured (UB)
           500   Wilmington, North Carolina, Certificates of Participation,      6/18 at 100.00              AA            526,890
                    Series 2008A, 5.000%, 6/01/29
           400   Wilson County, North Carolina, Certificates of                  4/17 at 100.00              A2            412,356
                    Participation, School Facilities Project,
                    Series 2007, 5.000%, 4/01/25 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
        18,475   Total Tax Obligation/Limited                                                                           19,515,389
------------------------------------------------------------------------------------------------------------------------------------
                 TRANSPORTATION - 17.6% (11.2% OF TOTAL INVESTMENTS)
         1,935   Charlotte, North Carolina, Airport Revenue Bonds, Series        7/14 at 100.00              A+          1,951,467
                    2004A, 5.000%, 7/01/34 - NPFG Insured
           400   North Carolina Turnpike Authority, Triangle Expressway          1/19 at 100.00             AAA            421,972
                    System Senior Lien Revenue Bonds,
                    Series 2009A, 5.750%, 1/01/39 - AGC Insured
         5,000   North Carolina Turnpike Authority, Triangle Expressway            No Opt. Call             AAA            917,200
                    System Senior Lien Revenue Bonds,
                    Series 2009B, 0.000%, 1/01/37 - AGC Insured
           435   Piedmont Triad Airport Authority, North Carolina, Airport       7/15 at 100.00              A2            459,917
                    Revenue Bonds, Series 2005A, 5.000%,
                    7/01/20 - SYNCORA GTY Insured
                 Raleigh Durham Airport Authority, North Carolina, Airport
                 Revenue Bonds, Series 2001A:
         1,000      5.250%, 11/01/15 - FGIC Insured                              5/11 at 101.00             Aa3          1,046,180
         2,320      5.250%, 11/01/16 - FGIC Insured                              5/11 at 101.00             Aa3          2,415,885
         2,230      5.250%, 11/01/17 - FGIC Insured                              5/11 at 101.00             Aa3          2,313,893
           270   University of North Carolina, Charlotte, Parking System         1/12 at 101.00              A2            286,405
                    Revenue Bonds, Series 2002, 5.000%,
                    1/01/20 - NPFG Insured
------------------------------------------------------------------------------------------------------------------------------------
        13,590   Total Transportation                                                                                    9,812,919
------------------------------------------------------------------------------------------------------------------------------------
                 U.S. GUARANTEED - 13.6% (8.7% OF TOTAL INVESTMENTS) (4)
           490   Charlotte-Mecklenburg Hospital Authority, North Carolina,       1/11 at 101.00         Aa3 (4)            520,346
                    Healthcare System Revenue Bonds,
                    Carolinas Healthcare System, Series 2001A, 5.000%,
                    1/15/31 (Pre-refunded 1/15/11)
           200   Charlotte-Mecklenburg Hospital Authority, North Carolina,       1/15 at 100.00             AAA            233,586
                    Healthcare System Revenue Bonds, DBA
                    Carolinas Healthcare System, Series 2005A, 5.000%,
                    1/15/45 (Pre-refunded 1/15/15)
           370   North Carolina Medical Care Commission, Health System          10/11 at 101.00          AA (4)            405,206
                    Revenue Bonds, Mission St. Joseph's
                    Health System, Series 2001, 5.250%, 10/01/31
                    (Pre-refunded 10/01/11)
           500   North Carolina Medical Care Commission, Revenue Bonds,         11/14 at 100.00         Aa3 (4)            582,790
                    Northeast Medical Center, Series 2004,
                    5.000%, 11/01/24 (Pre-refunded 11/01/14)
                 Raleigh, North Carolina, Combined Enterprise System
                 Revenue Bonds, Series 2004:
         1,000      5.000%, 3/01/21 (Pre-refunded 3/01/14)                       3/14 at 100.00             AAA          1,152,090
         1,250      5.000%, 3/01/22 (Pre-refunded 3/01/14)                       3/14 at 100.00             AAA          1,440,113
         3,200   Wake County, North Carolina, General Obligation School          2/10 at 101.50             AAA          3,275,966
                    Bonds, Series 2000, 5.400%, 2/01/13
                    (Pre-refunded 2/01/10)
------------------------------------------------------------------------------------------------------------------------------------
         7,010   Total U.S. Guaranteed                                                                                   7,610,097
------------------------------------------------------------------------------------------------------------------------------------
                 UTILITIES - 13.6% (8.7% OF TOTAL INVESTMENTS)
           500   North Carolina Eastern Municipal Power Agency, Power            1/16 at 100.00              A-            526,000
                    System Revenue Bonds, Series 2005,
                    5.250%, 1/01/20 - AMBAC Insured
                 North Carolina Eastern Municipal Power Agency, Power
                 System Revenue Refunding Bonds, Series 1993B:
         2,500      5.500%, 1/01/17 - FGIC Insured                               1/10 at 100.00            Baa1          2,503,324
            25      5.500%, 1/01/21                                              1/10 at 100.00              A-             25,022
            10   North Carolina Eastern Municipal Power Agency, Power            1/11 at 100.00              A-             10,146
                    System Revenue Refunding Bonds, Series
                    1999A, 5.750%, 1/01/26 - ACA Insured

                                                          Nuveen Investments  37

    | PORTFOLIO OF INVESTMENTS November 30, 2009 (Unaudited)

     PRINCIPAL                                                                    OPTIONAL CALL
  AMOUNT (000)   DESCRIPTION (1)                                                 PROVISIONS (2)     RATINGS (3)              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                 UTILITIES (continued)
$          225   North Carolina Municipal Power Agency 1, Catawba Electric       1/19 at 100.00               A      $     228,771
                    Revenue Bonds, Refunding Series
                    2009A, 5.000%, 1/01/30
         1,500   North Carolina Municipal Power Agency 1, Catawba Electric       1/10 at 101.00               A          1,522,860
                    Revenue Bonds, Series 1999B,
                    6.500%, 1/01/20
         2,600   Wake County Industrial Facilities and Pollution Control         2/12 at 101.00              A1          2,785,951
                    Financing Authority, North Carolina,
                    Revenue Refunding Bonds, Carolina Power and Light
                    Company, Series 2002, 5.375%, 2/01/17
-----------------------------------------------------------------------------------------------------------------------------------
         7,360   Total Utilities                                                                                         7,602,074
-----------------------------------------------------------------------------------------------------------------------------------
                 WATER AND SEWER - 24.1% (15.4% OF TOTAL INVESTMENTS)
           500   Brunswick County, North Carolina, Enterprise System Revenue     4/18 at 100.00             AAA            516,835
                    Bonds, Series 2008A, 5.000%,
                    4/01/31 - FSA Insured
           500   Cape Fear Public Utility Authority, North Carolina, Water &     8/18 at 100.00              AA            519,755
                    Sewer System Revenue Bonds, Series
                    2008, 5.000%, 8/01/35
         2,520   Charlotte, North Carolina, Water and Sewerage System Revenue      No Opt. Call             AAA          2,891,044
                    Bonds, Series 2002A,
                    5.250%, 7/01/13
         1,000   Durham County, North Carolina, Enterprise System Revenue        6/13 at 100.00              AA          1,035,790
                    Bonds, Series 2002, 5.000%, 6/01/23 -
                    NPFG Insured
           700   Oak Island, North Carolina, Enterprise System Revenue Bonds,    6/19 at 100.00             AAA            752,983
                    Series 2009A, 6.000%, 6/01/34 -
                    AGC Insured
                 Raleigh, North Carolina, Combined Enterprise System Revenue
                 Bonds, Series 2006A:
         3,095      5.000%, 3/01/31 (UB)                                         3/16 at 100.00             AAA          3,274,201
           975      5.000%, 3/01/36 (UB)                                         3/16 at 100.00             AAA          1,014,449
            40   Raleigh, North Carolina, Combined Enterprise System Revenue     3/16 at 100.00             AAA             46,948
                    Bonds, Series 2006A, Residuals
                    Series II-R-645-2, 13.583%, 3/01/31 (IF)
         1,000   Wilmington, North Carolina, Water and Sewer Revenue Bonds,      6/15 at 100.00             AAA          1,054,811
                    Series 2005, 5.000%, 6/01/25 - FSA Insured
         2,275   Winston-Salem, North Carolina, Water and Sewer System Revenue   6/17 at 100.00             AAA          2,356,286
                    Bonds, Series 2007A, 5.000%,
                    6/01/37 (UB)
-----------------------------------------------------------------------------------------------------------------------------------
        12,605   Total Water and Sewer                                                                                  13,463,102
-----------------------------------------------------------------------------------------------------------------------------------
$       88,135   Total Investments (cost $84,856,442) - 156.7%                                                          87,547,988
=================------------------------------------------------------------------------------------------------------------------
                 Floating Rate Obligations - (8.6)%                                                                     (4,805,000)
                 ------------------------------------------------------------------------------------------------------------------
                 Other Assets Less Liabilities - 2.0%                                                                    1,129,084
                 ------------------------------------------------------------------------------------------------------------------
                 Preferred Shares, at Liquidation Value - (50.1)% (5)                                                  (28,000,000)
                 ------------------------------------------------------------------------------------------------------------------
                 Net Assets Applicable to Common Shares - 100%                                                       $  55,872,072
                 ==================================================================================================================

(1) All percentages shown in the Portfolio of nvestments are based on net assets applicable to Common shares unless otherwise noted.

(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)  Ratings: Using the higher of Standard & Poor's Group ("Standard &
     Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5) Preferred Shares, at Liquidation Value as a percentage of Total Investments is 32.0%.

N/R  Not rated.

(IF) Inverse floating rate investment.

(UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 - Inverse Floating Rate Securities for more information.

                             See accompanying notes to financial statements.

38 Nuveen Investments

NII | Nuveen North Carolina Dividend Advantage Municipal Fund 3
      Portfolio of Investments November 30, 2009 (Unaudited)

     PRINCIPAL                                                                   OPTIONAL CALL
  AMOUNT (000)   DESCRIPTION (1)                                                 PROVISIONS (2)     RATINGS (3)              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                 CONSUMER STAPLES - 3.0% (1.9% OF TOTAL INVESTMENTS)
$        2,000   Puerto Rico, The Children's Trust Fund, Tobacco                5/12 at 100.00             BBB         $ 1,702,140
                    Settlement Asset-Backed Refunding Bonds,
                    Series 2002, 5.500%, 5/15/39
-----------------------------------------------------------------------------------------------------------------------------------
                 EDUCATION AND CIVIC ORGANIZATIONS - 4.0%
                    (2.5% of Total Investments)
                 North Carolina Capital Facilities Financing Agency,
                 Revenue Bonds, Duke University,  Series 2001A:
           330      5.125%, 10/01/26                                            10/11 at 100.00             AA+            338,412
            95      5.125%, 10/01/41                                            10/11 at 100.00             AA+             95,938
         1,290   University of North Carolina System, Pooled Revenue            10/12 at 100.00              A+          1,306,577
                    Refunding Bonds, Series 2002A, 5.000%,
                    4/01/27 - AMBAC Insured
           500   University of North Carolina Wilmington,                        6/16 at 100.00               A            530,055
                    Certificates of Participation, Student Housing
                    Project Revenue Bonds, Series 2006, 5.000%,
                    6/01/21 - FGIC Insured
----------------------------------------------------------------------------------------------------------------------------------
         2,215   Total Education and Civic Organizations                                                                 2,270,982
----------------------------------------------------------------------------------------------------------------------------------

                 HEALTH CARE - 12.4% (7.7% OF TOTAL INVESTMENTS)
           695   Albemarle Hospital Authority, North Carolina,                  10/17 at 100.00             N/R            616,055
                    Health Care Facilities Revenue Bonds, Series
                    2007, 5.250%, 10/01/27
           580   Charlotte-Mecklenburg Hospital Authority,                       1/11 at 101.00             AA-            580,429
                    North Carolina, Healthcare System Revenue Bonds,
                    Carolinas Healthcare System, Series 2001A, 5.000%, 1/15/31
           500   Johnston Memorial Hospital Authority, North Carolina,           4/18 at 100.00             AAA            506,020
                    Mortgage Revenue Bonds, Johnston
                    Memorial Hospital Project, Series 2008, 5.250%,
                    10/01/36 - FSA Insured
           180   New Hanover County, North Carolina, Hospital Revenue           10/19 at 100.00             AAA            182,979
                    Bonds, New Hanover Regional Medical
                    Center, Series 2006B, 5.125%, 10/01/31 - FSA Insured
           545   North Carolina Medical Care Commission Health Care             10/14 at 100.00             AAA            558,494
                    Facilities Revenue Bonds (WakeMed), Series
                    2009A, 5.625%, 10/01/38 - AGC Insured
         2,000   North Carolina Medical Care Commission, Healthcare             11/13 at 100.00              A+          2,079,920
                    Facilities Revenue Bonds, Novant Health
                    Obligated Group, Series 2003A, 5.000%, 11/01/18
         1,000   North Carolina Medical Care Commission, Hospital               11/17 at 100.00              A-            968,890
                    Revenue Bonds, Wilson Medical Center, Series
                    2007, 5.000%, 11/01/27
           300   North Carolina Medical Care Commission, Revenue                 1/15 at 100.00              A+            291,582
                    Bonds, Blue Ridge Healthcare System, Series
                    2005, 5.000%, 1/01/33 - FGIC Insured
           150   Northern Hospital District of Surry County,                     4/18 at 100.00             BBB            150,371
                    North Carolina, Health Care Facilities Revenue
                    Bonds, Series 2008, 6.250%, 10/01/38
         1,200   The Charlotte-Mecklenberg Hospital Authority,                   1/18 at 100.00             AA-          1,151,124
                    North Carolina, Doing Business as Carolinas
                    HealthCare System, Health Care Refunding
                    Revenue Bonds, Series 2008A, 5.000%, 1/15/47
-----------------------------------------------------------------------------------------------------------------------------------
         7,150   Total Health Care                                                                                       7,085,864
-----------------------------------------------------------------------------------------------------------------------------------
                 HOUSING/MULTIFAMILY - 1.8% (1.1% OF TOTAL INVESTMENTS)
         1,000   Mecklenburg County, North Carolina, FNMA                        7/13 at 105.00             AAA          1,043,300
                    Multifamily Housing Revenue Bonds, Little Rock
                    Apartments, Series 2003, 5.150%, 1/01/22
                    (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------------
                 HOUSING/SINGLE FAMILY - 2.8% (1.7% OF TOTAL INVESTMENTS)
           650   North Carolina Housing Finance Agency,                          1/10 at 100.00              AA            650,189
                    Home Ownership Revenue Bonds, 1998 Trust Agreement,
                    Series 5A, 5.625%, 7/01/30 (Alternative Minimum Tax)
           500   North Carolina Housing Finance Agency,                          1/17 at 100.00              AA            469,100
                    Home Ownership Revenue Bonds, Series 2007-29A, 4.800%,       7/16 at 100.00              AA            474,478
                    7/01/33 (Alternative Minimum Tax)
           505   North Carolina Housing Finance Agency,
                    Home Ownership Revenue Bonds, Series 25-A, 4.900%,
                    7/01/37 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------------
         1,655   Total Housing/Single Family                                                                             1,593,767
===================================================================================================================================

                                                           Nuveen Investments 39

      Portfolio of Investments November 30, 2009 (Unaudited)


     PRINCIPAL                                                                   OPTIONAL CALL
  AMOUNT (000)   DESCRIPTION (1)                                                 PROVISIONS (2)     RATINGS (3)              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                 LONG-TERM CARE - 1.6% (1.0% OF TOTAL INVESTMENTS)
                 North Carolina Medical Care Commission, Healthcare
                 Facilities Revenue Bonds, Presbyterian
                 Homes, Series 2006:
$          250      5.400%, 10/01/27                                            10/16 at 100.00             N/R        $   232,910
           600      5.500%, 10/01/31                                            10/16 at 100.00             N/R            538,836
           190   North Carolina Medical Care Commission, Revenue                 1/16 at 100.00             N/R            167,365
                    Bonds, Pines at Davidson, Series 2006A,
                    5.000%, 1/01/36
-----------------------------------------------------------------------------------------------------------------------------------
         1,040   Total Long-Term Care                                                                                      939,111
-----------------------------------------------------------------------------------------------------------------------------------
                 MATERIALS - 0.3% (0.2% OF TOTAL INVESTMENTS)
           200   Columbus County Industrial Facilities and                       3/17 at 100.00             BBB            164,494
                    Pollution Control Financing Authority, North
                    Carolina, Environmental Improvement Revenue Bonds,
                    International Paper Company Project,
                    Series 2007A, 4.625%, 3/01/27
-----------------------------------------------------------------------------------------------------------------------------------
                 TAX OBLIGATION/GENERAL - 17.2% (10.7% OF TOTAL INVESTMENTS)
         3,900   Cary, North Carolina, General Obligation Water and              3/11 at 102.00             AAA          4,203,026
                    Sewer Bonds, Series 2001, 5.000%, 3/01/20
         1,500   Durham, North Carolina, General Obligation Bonds,               4/17 at 100.00             AAA          1,685,670
                    Series 2007, 5.000%, 4/01/22
                 Lincoln County, North Carolina, General
                 Obligation Bonds, Series 2002A:
           850      5.000%, 6/01/19 - FGIC Insured                               6/12 at 101.00             AA-            899,368
           900      5.000%, 6/01/20 - FGIC Insured                               6/12 at 101.00             AA-            945,693
         1,050      5.000%, 6/01/21 - FGIC Insured                               6/12 at 101.00             AA-          1,113,021
           500   North Carolina, General Obligation Bonds,                       3/14 at 100.00             AAA            543,875
                    Series 2004A, 5.000%, 3/01/22
           400   Raleigh, North Carolina, General Obligation                     6/12 at 100.00             AAA            441,632
                    Bonds, Series 2002, 5.000%, 6/01/21
-----------------------------------------------------------------------------------------------------------------------------------
         9,100   Total Tax Obligation/General                                                                            9,832,285
-----------------------------------------------------------------------------------------------------------------------------------
                 TAX OBLIGATION/LIMITED - 34.1%
                    (21.3% OF TOTAL INVESTMENTS)
         1,800   Catawba County, North Carolina, Certificates                    6/14 at 100.00             Aa3          1,891,044
                    of Participation, Series 2004, 5.250%, 6/01/22 -
                    NPFG Insured
         2,750   Charlotte, North Carolina, Certificates of                      6/13 at 100.00             AA+          2,782,560
                    Participation, Governmental Facilities Projects,
                    Series 2003G, 5.000%, 6/01/33
           600   Charlotte, North Carolina, Certificates of                      6/19 at 100.00             AA+            610,902
                    Participation, Nascar Hall of Fame, Series 2009C,
                    5.000%, 6/01/39
           575   Charlotte, North Carolina, Certificates of                      6/18 at 100.00             AA+            589,812
                    Participation, Transit Projects Phase 2, Series
                    2008A, 5.000%, 6/01/33
           800   Craven County, North Carolina, Certificates of                  6/17 at 100.00             AA-            829,352
                    Participation, Series 2007, 5.000%, 6/01/27 -
                    NPFG Insured                                                12/12 at 100.00             AA-          3,022,410
         3,000   Dare County, North Carolina, Certificates of
                    Participation, Series 2002, 5.000%, 6/01/23 -
                    AMBAC Insured
           200   Harnett County, North Carolina, Certificates of                 6/19 at 100.00             AAA            210,508
                    Participation, Series 2009, 5.000%, 6/01/28 -
                    AGC Insured
           500   Lee County, North Carolina, Certificates of                     4/14 at 100.00             AAA            535,000
                    Participation, Public Schools and Community
                    College, Series 2004, 5.250%, 4/01/20 - FSA Insured
           200   Mecklenburg County, North Carolina, Certificates                  No Opt. Call             AA+            214,422
                    of Participation, Series 2009A,
                    5.000%, 2/01/27
         1,000   North Carolina, Certificates of Participation,                  6/14 at 100.00             AA+          1,067,480
                    Repair and Renovation Project, Series 2004B,
                    5.000%, 6/01/20
           565   Raleigh, North Carolina, Certificates of                        2/17 at 100.00             AA+            598,081
                    Participation, Series 2007, 5.000%, 2/01/27
         2,000   Rutherford County, North Carolina, Certificates                 9/12 at 101.00              A-          2,086,380
                    of Participation, Series 2002, 5.000%,
                    9/01/21 - AMBAC Insured
         1,000   Rutherford County, North Carolina, Certificates                12/17 at 100.00             AAA          1,053,900
                    of Participation, Series 2007, 5.000%,
                    12/01/27 - FSA Insured
         1,200   Sampson County, North Carolina, Certificates of                 6/17 at 100.00             AAA          1,214,220
                    Participation, Series 2006, 5.000%,
                    6/01/34 - FSA Insured (UB)
         1,785   Union County, North Carolina, Certificates of                   6/13 at 101.00             AA-          1,897,776
                    Participation, Series 2003, 5.000%, 6/01/20 -
                    AMBAC Insured

40 Nuveen Investments

     PRINCIPAL                                                                   OPTIONAL CALL
  AMOUNT (000)   DESCRIPTION (1)                                                 PROVISIONS (2)     RATINGS (3)              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                 TAX OBLIGATION/LIMITED (continued)
$          500   Wilmington, North Carolina, Certificates of                    6/18 at 100.00              AA        $    526,890
                    Participation, Series 2008A, 5.000%, 6/01/29
           400   Wilson County, North Carolina, Certificates of                 4/17 at 100.00              A2             412,356
                    Participation, School Facilities Project,
                    Series 2007, 5.000%, 4/01/25 - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------------------
        18,875   Total Tax Obligation/Limited                                                                           19,543,093
-----------------------------------------------------------------------------------------------------------------------------------
                 TRANSPORTATION - 10.3% (6.5% OF TOTAL INVESTMENTS)
           400   North Carolina Turnpike Authority, Triangle                    1/19 at 100.00             AAA             421,972
                    Expressway System Senior Lien Revenue Bonds,
                    Series 2009A, 5.750%, 1/01/39 - AGC Insured                   No Opt. Call             AAA             460,840
         2,195   North Carolina Turnpike Authority, Triangle
                    Expressway System Senior Lien Revenue Bonds,
                    Series 2009B, 0.000%, 1/01/35 - AGC Insured
                 Raleigh Durham Airport Authority, North Carolina,
                 Airport Revenue Bonds, Series 2001A:
         1,780      5.250%, 11/01/15 - FGIC Insured                              5/11 at 101.00             Aa3          1,862,200
         3,100      5.000%, 11/01/20 - FGIC Insured                              5/11 at 101.00             Aa3          3,176,570
-----------------------------------------------------------------------------------------------------------------------------------
         7,475   Total Transportation                                                                                    5,921,582
-----------------------------------------------------------------------------------------------------------------------------------
                 U.S. GUARANTEED - 17.4% (10.9% OF TOTAL INVESTMENTS) (4)
           500   Broad River Water Authority, North Carolina,                    6/10 at 101.00        Baa1 (4)            517,570
                    Water System Revenue Bonds, Series 2000, 5.375%,
                    6/01/26 (Pre-refunded 6/01/10) - MBIA Insured                1/11 at 101.00         Aa3 (4)            180,528
           170   Charlotte-Mecklenburg Hospital Authority,
                    North Carolina, Healthcare System Revenue Bonds,
                    Carolinas Healthcare System, Series 2001A, 5.000%,
                    1/15/31 (Pre-refunded 1/15/11)
           200   Charlotte-Mecklenburg Hospital Authority,                       1/15 at 100.00             AAA            233,586
                    North Carolina, Healthcare System Revenue Bonds, DBA
                    Carolinas Healthcare System, Series 2005A, 5.000%,
                    1/15/45 (Pre-refunded 1/15/15)
                 Forsyth County, North Carolina, Certificates of
                 Participation, Public Facilities and Equipment
                 Project, Series 2002:
         1,325      5.125%, 1/01/16 (Pre-refunded 1/01/13)                       1/13 at 101.00         AA+ (4)          1,499,397
           770      5.250%, 1/01/19 (Pre-refunded 1/01/13)                       1/13 at 101.00         AA+ (4)            874,266
                 North Carolina Capital Facilities Financing Agency,
                 Revenue Bonds, Duke University,
                 Series 2001A:
           920      5.125%, 10/01/26 (Pre-refunded 10/01/11)                    10/11 at 100.00             AAA            996,866
           405      5.125%, 10/01/41 (Pre-refunded 10/01/11)                    10/11 at 100.00             AAA            438,838
         1,600   North Carolina Capital Facilities Financing Agency,            10/12 at 100.00             AAA          1,790,048
                    Revenue Bonds, Duke University, Series
                    2002A, 5.125%, 7/01/42 (Pre-refunded 10/01/12)
           500   North Carolina Medical Care Commission, Health                 10/11 at 101.00          AA (4)            547,575
                    System Revenue Bonds, Mission St. Joseph's
                 Health System, Series 2001, 5.250%, 10/01/31
                    (Pre-refunded 10/01/11)
           500   North Carolina Medical Care Commission,                        11/14 at 100.00          Aa3 (4)           582,790
                    Revenue Bonds, Northeast Medical Center, Series 2004,
                    5.000%, 11/01/24 (Pre-refunded 11/01/14)
           610   University of North Carolina System, Pooled                    10/12 at 100.00          N/R (4)           680,327
                    Revenue Refunding Bonds, Series 2002A, 5.000%,
                    4/01/27 (Pre-refunded 10/01/12) - AMBAC Insured
         1,500   Winston-Salem, North Carolina, Water and Sewerage               6/12 at 100.00             AAA          1,654,530
                    System Revenue Bonds, Series 2002A, 5.000%,
                    6/01/19 (Pre-refunded 6/01/12)
-----------------------------------------------------------------------------------------------------------------------------------
         9,000   Total U.S. Guaranteed                                                                                   9,996,321
-----------------------------------------------------------------------------------------------------------------------------------
                 UTILITIES - 19.5% (12.2% OF TOTAL INVESTMENTS)
           150   North Carolina Eastern Municipal Power Agency,                  1/13 at 100.00              A-            158,339
                    Power System Revenue Bonds, Series 2003F,
                    5.500%, 1/01/16
           500   North Carolina Eastern Municipal Power Agency,                  1/16 at 100.00              A-            526,000
                    Power System Revenue Bonds, Series 2005,
                    5.250%, 1/01/20 - AMBAC Insured
         1,400   North Carolina Eastern Municipal Power Agency,                  1/19 at 100.00              A-          1,432,788
                    Power System Revenue Bonds, Series 2009B,
                    5.000%, 1/01/26
         4,060   North Carolina Eastern Municipal Power Agency,                  1/10 at 100.00            Baa1          4,065,400
                    Power System Revenue Refunding Bonds, Series
                    1993B, 5.500%, 1/01/17 - FGIC Insured
          275    North Carolina Municipal Power Agency 1, Catawba                1/19 at 100.00               A            279,609
                    Electric Revenue Bonds, Refunding Series
                    2009A, 5.000%, 1/01/30
         2,665   North Carolina Municipal Power Agency 1, Catawba                1/13 at 100.00              A2          2,922,066
                    Electric Revenue Bonds, Series 2003A, 5.250%,
                    1/01/15 - AMBAC Insured

                                                           Nuveen Investments 41

      Portfolio of Investments
      November 30, 2009 (Unaudited)

     PRINCIPAL                                                                   OPTIONAL CALL
  AMOUNT (000)   DESCRIPTION (1)                                                 PROVISIONS (2)     RATINGS (3)              VALUE
----------------------------------------------------------------------------------------------------------------------------------
$          250   North Carolina Municipal Power Agency 1, Catawba                1/18 at 100.00               A       $    275,390
                    Electric Revenue Bonds, Series 2008A,
                    5.250%, 1/01/20
         1,400   Wake County Industrial Facilities and Pollution                 2/12 at 101.00              A1          1,500,128
                    Control Financing Authority, North Carolina,
                    Revenue Refunding Bonds, Carolina Power and
                    Light Company, Series 2002, 5.375%, 2/01/17
----------------------------------------------------------------------------------------------------------------------------------
        10,700   Total Utilities                                                                                        11,159,720
----------------------------------------------------------------------------------------------------------------------------------
                 WATER AND SEWER - 35.6% (22.3% of Total Investments)
         2,000   Brunswick County, North Carolina, Enterprise System             4/18 at 100.00             AAA          2,067,340
                    Revenue Bonds, Series 2008A, 5.000%,
                    4/01/31 - FSA Insured
           425   Cape Fear Public Utility Authority, North Carolina,             8/18 at 100.00              AA            459,251
                    Water & Sewer System Revenue Bonds, Series
                    2008, 5.000%, 8/01/28
                 Charlotte, North Carolina, Water and Sewerage
                 System Revenue Bonds, Series 2001:
           750      5.125%, 6/01/26                                              6/11 at 101.00             AAA            779,183
         1,780      5.125%, 6/01/26 - FGIC Insured                               6/11 at 101.00             Aa1          1,820,175
           300   Durham County, North Carolina, Enterprise System                6/13 at 100.00              AA            322,653
                    Revenue Bonds, Series 2002, 5.000%, 6/01/18 -
                    NPFG Insured
         2,500   Kannapolis, North Carolina, Water and Sewerage                  2/12 at 101.00             AAA          2,512,850
                    System Revenue Bonds, Series 2001B, 5.250%,
                    2/01/26 - FSA Insured (Alternative Minimum Tax)
            50   Oak Island, North Carolina, Enterprise System                   6/19 at 100.00             AAA             53,785
                    Revenue Bonds, Series 2009A, 6.000%, 6/01/34 -
                    AGC Insured
           500   Onslow County, North Carolina, Combined Enterprise              6/14 at 100.00               A            518,745
                    System Revenue Bonds, Series 2004B, 5.000%,
                    6/01/23 - SYNCORA GTY Insured
         1,000   Orange Water and Sewerage Authority, North                      7/11 at 101.00             AA+          1,029,169
                    Carolina, Water and Sewerage System Revenue Bonds,
                    Series 2001, 5.000%, 7/01/26
                 Raleigh, North Carolina, Combined Enterprise
                 System Revenue Bonds, Series 2006A:
         4,950      5.000%, 3/01/31 (UB)                                         3/16 at 100.00             AAA          5,236,605
         3,000      5.000%, 3/01/36 (UB)                                         3/16 at 100.00             AAA          3,121,380
             5   Raleigh, North Carolina, Combined Enterprise System             3/16 at 100.00             AAA              5,607
                    Revenue Bonds, Series 2006A, Residuals
                    Series II-R-645-2, 13.879%, 3/01/36 (IF)
         2,375   Winston-Salem, North Carolina, Water and Sewer System           6/17 at 100.00             AAA          2,459,859
                    Revenue Bonds, Series 2007A, 5.000%,
                    6/01/37 (UB)
----------------------------------------------------------------------------------------------------------------------------------
        19,635   Total Water and Sewer                                                                                  20,386,602
----------------------------------------------------------------------------------------------------------------------------------
$       90,045   Total Investments (cost $89,473,566) - 160.0%                                                          91,639,261
==============--------------------------------------------------------------------------------------------------------------------
                 Floating Rate Obligations - (13.1)%                                                                    (7,480,000)
                 -----------------------------------------------------------------------------------------------------------------
                 Other Assets Less Liabilities - 2.0%                                                                    1,108,662
                 -----------------------------------------------------------------------------------------------------------------
                 Preferred Shares, at Liquidation Value - (48.9)% (5)                                                  (28,000,000)
                 -----------------------------------------------------------------------------------------------------------------
                 Net Assets Applicable to Common Shares - 100%                                                        $ 57,267,923
                 =================================================================================================================

(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5) Preferred Shares, at Liquidation Value as a percentage of Total Investments is 30.6%.

N/R Not rated.

(IF)Inverse floating rate investment.

(UB)Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 - Inverse Floating Rate Securities for more information.

                                 See accompanying notes to financial statements.

42 Nuveen Investments

| Statement of
| ASSETS & LIABILITIES
                                                   November 30, 2009 (Unaudited)

                                                                    GEORGIA                  GEORGIA               GEORGIA
                                                                    PREMIUM                 DIVIDEND              DIVIDEND
                                                                     INCOME                ADVANTAGE           ADVANTAGE 2
                                                                       (NPG)                    (NZX)                 (NKG)
---------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $76,551,883, $41,741,288             $79,104,513             $42,749,353           $91,966,730
    and $90,349,942, respectively)
Cash                                                                 814,726                      --             1,122,198
Receivables:
    Interest                                                       1,368,852                 719,306             1,500,320
    Investments sold                                                      --                      --                    --
Other assets                                                          17,131                   5,345                11,706
---------------------------------------------------------------------------------------------------------------------------
    Total assets                                                  81,305,222              43,474,004            94,600,954
---------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                            --                   1,516                    --
Floating rate obligations                                          1,190,000                 660,000             1,395,000
Payables:
    Common share dividends                                           194,596                 114,237               256,242
    Preferred share dividends                                          1,246                   1,218                   355
Accrued expenses:
    Management fees                                                   42,994                  19,362                43,743
    Other                                                             33,579                  22,566                38,420
---------------------------------------------------------------------------------------------------------------------------
    Total liabilities                                              1,462,415                 818,899             1,733,760
---------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                            25,700,000              13,900,000            29,300,000
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                           $54,142,807             $28,755,105           $63,567,194
===========================================================================================================================
Common shares outstanding                                          3,805,652               1,969,350             4,554,659
===========================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                         $     14.23             $     14.60           $     13.96
===========================================================================================================================

NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
---------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                          $    38,057              $    19,694          $    45,547
Paid-in surplus                                                   52,378,175               27,902,244           64,271,011
Undistributed (Over-distribution of) net investment income           497,246                  251,394              491,990
Accumulated net realized gain (loss) from investments
    and derivative transactions                                   (1,323,301)                (426,292)          (2,858,142)
Net unrealized appreciation (depreciation) of investments          2,552,630                1,008,065            1,616,788
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                           $54,142,807              $28,755,105          $63,567,194
===========================================================================================================================
Authorized shares:
   Common                                                          Unlimited                Unlimited            Unlimited
   Preferred                                                       Unlimited                Unlimited            Unlimited
===========================================================================================================================

                                 See accompanying notes to financial statements.

                                                           Nuveen Investments 43

| Statement of
| Assets & Liabilities (continued)
                                                   November 30, 2009 (Unaudited)

                                                                      NORTH             NORTH             NORTH            NORTH
                                                                   CAROLINA          CAROLINA          CAROLINA         CAROLINA
                                                                    PREMIUM          DIVIDEND          DIVIDEND         DIVIDEND
                                                                     INCOME         ADVANTAGE       ADVANTAGE 2      ADVANTAGE 3
                                                                       (NNC)             (NRB)             (NNO)            (NII)
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $135,995,898, $54,534,514,
    $84,856,442 and $89,473,566, respectively)                 $139,853,974       $56,349,490       $87,547,988      $91,639,261
Cash                                                                 36,209           245,513                --               --
Receivables:
    Interest                                                      2,484,577           956,486         1,463,341        1,437,965
    Investments sold                                                150,646                --                --               --
Other assets                                                         24,085             8,453            10,549            9,704
---------------------------------------------------------------------------------------------------------------------------------
   Total assets                                                 142,549,491        57,559,942        89,021,878       93,086,930
---------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                           --                --            41,122           21,126
Floating rate obligations                                         5,195,000         7,160,000         4,805,000        7,480,000
Payables:
    Common share dividends                                          344,154           148,843           234,083          239,231
    Preferred share dividends                                         2,187             1,206               339            2,100
Accrued expenses:
    Management fees                                                  72,495            22,639            33,687           39,126
    Other                                                            51,045            23,986            35,575           37,424
---------------------------------------------------------------------------------------------------------------------------------
   Total liabilities                                              5,664,881         7,356,674         5,149,806        7,819,007
---------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                           45,150,000        16,075,000        28,000,000       28,000,000
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                         $ 91,734,610       $34,128,268       $55,872,072      $57,267,923
=================================================================================================================================
Common shares outstanding                                         6,352,638         2,267,165         3,749,642        3,934,176
=================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                       $      14.44       $     15.05       $     14.90      $     14.56
=================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
---------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                        $     63,526       $    22,672       $    37,496      $    39,342
Paid-in surplus                                                  87,841,126        32,151,628        53,194,277       55,514,206
Undistributed (Over-distribution of) net investment income          855,731           340,843           584,035          489,790
Accumulated net realized gain (loss) from investments
    and derivative transactions                                    (883,849)         (201,851)         (635,282)        (941,110)
Net unrealized appreciation (depreciation) of investments         3,858,076         1,814,976         2,691,546        2,165,695
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                         $ 91,734,610       $34,128,268       $55,872,072      $57,267,923
=================================================================================================================================
Authorized shares:
   Common                                                         Unlimited         Unlimited         Unlimited        Unlimited
   Preferred                                                      Unlimited         Unlimited         Unlimited        Unlimited
=================================================================================================================================

                                 See accompanying notes to financial statements.

44 Nuveen Investments

| Statement of
| OPERATIONS
                                              Six Months Ended November 30, 2009
                                              (Unaudited)

                                                                         GEORGIA             GEORGIA            GEORGIA
                                                                         PREMIUM            DIVIDEND           DIVIDEND
                                                                          INCOME           ADVANTAGE        ADVANTAGE 2
                                                                            (NPG)               (NZX)              (NKG)
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                     $1,927,743          $1,051,554         $2,239,244
------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                          261,073             139,118            302,198
Preferred shares - auction fees                                           19,544              10,552             22,311
Preferred shares - dividend disbursing agent fees                          5,011               5,011              5,011
Shareholders' servicing agent fees and expenses                            1,971                 266                280
Interest expense on floating rate obligations                              4,114               2,282              4,822
Custodian's fees and expenses                                              9,637               6,808             11,259
Trustees' fees and expenses                                                  913                 496              1,046
Professional fees                                                          6,092               5,210              6,513
Shareholders' reports - printing and mailing expenses                     11,801               7,141             11,611
Stock exchange listing fees                                                  269                 139                322
Investor relations expense                                                 3,340               1,749              3,473
Other expenses                                                             8,818               8,191              9,048
------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement     332,583             186,963            377,894
   Custodian fee credit                                                      (46)                (16)               (50)
   Expense reimbursement                                                      --             (28,773)           (62,377)
------------------------------------------------------------------------------------------------------------------------
Net expenses                                                             332,537             158,174            315,467
------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  1,595,206             893,380          1,923,777
------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from investments                                (84,153)           (251,506)          (703,130)
Change in net unrealized appreciation (depreciation) investments       1,692,390           1,314,955          3,513,115
------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                                1,608,237           1,063,449          2,809,985
------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                               (60,174)            (32,791)           (69,099)
------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares from
   distributions to Preferred shareholders                               (60,174)            (32,791)           (69,099)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common shares
   from operations                                                    $3,143,269          $1,924,038         $4,664,663
========================================================================================================================

                                 See accompanying notes to financial statements.

                                                           Nuveen Investments 45

| Statement of
| Operations (continued)
                                              Six Months Ended November 30, 2009
                                              (Unaudited)

                                                                           NORTH          NORTH            NORTH           NORTH
                                                                        CAROLINA       CAROLINA         CAROLINA         CAROLINA
                                                                         PREMIUM       DIVIDEND         DIVIDEND         DIVIDEND
                                                                          INCOME      ADVANTAGE      ADVANTAGE 2      ADVANTAGE 3
                                                                            (NNC)          (NRB)            (NNO)            (NII)
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                     $3,307,726     $1,320,855       $2,042,586       $2,110,134
----------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                          438,964        162,793          266,770          271,197
Preferred shares - auction fees                                           33,983         12,176           21,058           21,058
Preferred shares - dividend disbursing agent fees                          5,011          5,011            5,011            5,011
Shareholders' servicing agent fees and expenses                            3,550            200              306              340
Interest expense on floating rate obligations                             18,227         19,758           12,496           19,707
Custodian's fees and expenses                                             15,332          7,610           10,777           10,718
Trustees' fees and expenses                                                1,520            559              933              944
Professional fees                                                          7,478          5,268            6,036            6,211
Shareholders' reports - printing and mailing expenses                     19,543          8,361           12,654           13,116
Stock exchange listing fees                                                4,622            161              265              278
Investor relations expense                                                 5,827          2,139            3,376            3,603
Other expenses                                                             9,744          8,318            8,926            8,909
----------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement     563,801        232,354          348,608          361,092
   Custodian fee credit                                                      (19)           (16)              (4)             (21)
   Expense reimbursement                                                      --        (25,301)         (62,190)         (56,026)
----------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                             563,782        207,037          286,414          305,045
----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  2,743,944      1,113,818        1,756,172        1,805,089
----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from investments                                266,142         31,129            1,691           15,083
Change in net unrealized appreciation (depreciation) of investments    3,431,863        994,500        1,903,972        1,833,325
----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                                3,698,005      1,025,629        1,905,663        1,848,408
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                              (104,586)       (38,448)         (65,176)         (66,306)
----------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares from
   distributions to Preferred shareholders                              (104,586)       (38,448)         (65,176)         (66,306)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common shares
   from operations                                                    $6,337,363     $2,100,999       $3,596,659       $3,587,191
==================================================================================================================================

                                 See accompanying notes to financial statements.

46 Nuveen Investments

| Statement of
| CHANGES IN NET ASSETS (Unaudited)

                                                     GEORGIA                      GEORGIA                         GEORGIA
                                              PREMIUM INCOME (NPG)        DIVIDEND ADVANTAGE (NZX)      DIVIDEND ADVANTAGE 2 (NKG)
                                         ----------------------------   ---------------------------     --------------------------
                                          SIX MONTHS             YEAR   SIX MONTHS             YEAR     SIX MONTHS           YEAR
                                               ENDED            ENDED        ENDED            ENDED          ENDED          ENDED
                                            11/30/09          5/31/09     11/30/09          5/31/09       11/30/09        5/31/09
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                    $ 1,595,206      $ 3,224,577  $   893,380      $ 1,792,334    $ 1,923,777    $ 3,958,372
Net realized gain (loss) from:
    Investments                              (84,153)      (1,167,344)    (251,506)        (336,360)      (703,130)    (1,562,683)
    Forward swaps                                 --               --           --          153,554             --             --
    Futures                                       --               --           --           53,752             --             --
Change in net unrealized appreciation
    (depreciation) of:
    Investments                            1,692,390         (875,690)   1,314,955         (865,813)     3,513,115     (1,763,298)
    Forward swaps                                 --               --           --         (139,708)            --             --
    Futures                                       --               --           --               --             --             --
Distributions to Preferred Shareholders:
    From net investment income               (60,174)        (626,715)     (32,791)        (337,625)       (69,099)      (741,862)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                         3,143,269          554,828    1,924,038          320,134      4,664,663       (109,471)
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                (1,227,323)      (2,338,573)    (691,242)      (1,295,832)    (1,516,701)    (2,876,178)
----------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders                 (1,227,323)      (2,338,573)    (691,242)      (1,295,832)    (1,516,701)    (2,876,178)
----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares
   issued to shareholders due to
   reinvestment of distributions                  --               --           --               --             --          3,290
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares from
   capital share transactions                     --               --           --               --             --          3,290
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares             1,915,946       (1,783,745)   1,232,796         (975,698)     3,147,962     (2,982,359)
Net assets applicable to Common
   shares at the beginning of period      52,226,861       54,010,606   27,522,309       28,498,007     60,419,232     63,401,591
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period           $54,142,807      $52,226,861  $28,755,105      $27,522,309    $63,567,194    $60,419,232
==================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the
   end of period                         $   497,246      $   189,537  $   251,394      $    82,047    $   491,990    $   154,013
==================================================================================================================================

                                                           Nuveen Investments 47

Statement of
CHANGES IN NET ASSETS   (Unaudited) (continued)

                                                                 NORTH CAROLINA                        NORTH CAROLINA
                                                             PREMIUM INCOME (NNC)                DIVIDEND ADVANTAGE (NRB)
                                                        -------------------------------    ----------------------------------
                                                        SIX MONTHS                YEAR      SIX MONTHS                  YEAR
                                                             ENDED               ENDED           ENDED                 ENDED
                                                          11/30/09             5/31/09        11/30/09               5/31/09
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                  $ 2,743,944         $ 5,380,918     $ 1,113,818           $ 2,154,026
Net realized gain (loss) from:
    Investments                                            266,142            (897,516)         31,129              (137,599)
    Forward swaps                                               --                  --              --                    --
    Futures                                                     --             115,239              --                    --
Change in net unrealized appreciation
    (depreciation) of:
    Investments                                          3,431,863            (968,029)        994,500               (57,913)
    Forward swaps                                               --                  --              --                    --
    Futures                                                     --               5,056              --                    --
Distributions to Preferred Shareholders:
    From net investment income                            (104,586)         (1,055,046)        (38,448)             (381,027)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                                       6,337,363           2,580,622       2,100,999             1,577,487
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                              (2,172,377)         (3,849,214)       (883,946)           (1,587,813)
-----------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders                               (2,172,377)         (3,849,214)       (883,946)           (1,587,813)
-----------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares
   issued to shareholders due to
   reinvestment of distributions                            11,486                  --          17,696                36,304
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares from
   capital share transactions                               11,486                  --          17,696                36,304
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares                           4,176,472          (1,268,592)      1,234,749                25,978
Net assets applicable to Common
   shares at the beginning of period                    87,558,138          88,826,730      32,893,519            32,867,541
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period                         $91,734,610         $87,558,138     $34,128,268           $32,893,519
=============================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the
   end of period                                       $   855,731         $   388,750     $   340,843           $   149,419
=============================================================================================================================

48 Nuveen Investments

| Statement of
| Changes in Net Assets (Unaudited) (continued)

                                                                         NORTH CAROLINA                    NORTH CAROLINA
                                                                  DIVIDEND ADVANTAGE 2 (NNO)         DIVIDEND ADVANTAGE 3 (NII)
                                                               ------------------------------     -------------------------------
                                                                 SIX MONTHS             YEAR       SIX MONTHS               YEAR
                                                                      ENDED            ENDED            ENDED              ENDED
                                                                   11/30/09          5/31/09         11/30/09            5/31/09
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                          $  1,756,172      $ 3,430,965      $ 1,805,089        $ 3,522,734
Net realized gain (loss) from:
    Investments                                                       1,691         (604,487)          15,083            (59,376)
    Forward swaps                                                        --               --               --                 --
    Futures                                                              --          117,502               --                 --
Change in net unrealized appreciation
    (depreciation) of:
    Investments                                                   1,903,972         (466,301)       1,833,325           (718,134)
    Forward swaps                                                        --               --               --                 --
    Futures                                                              --            5,332               --                 --
Distributions to Preferred Shareholders:
      From net investment income                                    (65,176)        (632,076)         (66,306)          (635,213)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                                                3,596,659        1,850,935        3,587,191          2,110,011
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                       (1,377,993)      (2,437,267)      (1,398,416)        (2,611,502)
---------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders                                        (1,377,993)      (2,437,267)      (1,398,416)        (2,611,502)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares
   issued to shareholders due to
   reinvestment of distributions                                         --               --           14,200             11,874
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares from
   capital share transactions                                            --               --           14,200             11,874
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares                                    2,218,666         (586,332)       2,202,975           (489,617)
Net assets applicable to Common
   shares at the beginning of period                             53,653,406       54,239,738       55,064,948         55,554,565
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period                                 $ 55,872,072      $53,653,406      $57,267,923        $55,064,948
=================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the
   end of period                                               $    584,035      $   271,032      $   489,790        $   149,423
=================================================================================================================================

                                 See accompanying notes to financial statements.

                                                           Nuveen Investments 49

| Statement of
| CASH FLOWS
                                              Six Months Ended November 30, 2009
                                              (Unaudited)

                                                                                                       NORTH             NORTH
                                                                                                    CAROLINA           CAROLINA
                                                                                                    DIVIDEND           DIVIDEND
                                                                                                   ADVANTAGE        ADVANTAGE 3
                                                                                                        (NRB)              (NII)
--------------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHARES FROM OPERATIONS                $ 2,100,999        $ 3,587,191
Adjustments to reconcile the net increase (decrease) in net assets applicable to
   Common shares from operations to net cash provided by (used in) operating activities:
   Purchases of investments                                                                       (1,147,554)        (3,629,983)
   Proceeds from sales and maturities of investments                                               1,205,646          3,025,906
   Amortization (Accretion) of premiums and discounts, net                                            65,750            113,760
   (Increase) Decrease in receivable for interest                                                    (20,757)           (14,385)
   (Increase) Decrease in other assets                                                                 3,762              2,262
   Increase (Decrease) in payable for investments purchased                                          (29,850)          (179,100)
   Increase (Decrease) in payable for Preferred share dividends                                         (143)               372
   Increase (Decrease) in accrued management fees                                                       (637)             4,638
   Increase (Decrease) in accrued other liabilities                                                    3,435              7,122
   Net realized (gain) loss from investments                                                         (31,129)           (15,083)
   Change in net unrealized (appreciation) depreciation of investments                              (994,500)        (1,833,325)
--------------------------------------------------------------------------------------------------------------------------------
   Net cash provided by (used in) operating activities                                             1,155,022          1,069,375
--------------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
Increase (Decrease) in cash overdraft balance                                                             --             21,126
Cash distributions paid to Common shareholders                                                      (852,750)        (1,362,319)
Increase (Decrease) in Preferred shares, at liquidation value                                       (925,000)                --
--------------------------------------------------------------------------------------------------------------------------------
   Net cash provided by (used in) financing activities                                            (1,777,750)        (1,341,193)
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN CASH                                                                     (622,728)          (271,818)
Cash at the beginning of period                                                                      868,241            271,818
--------------------------------------------------------------------------------------------------------------------------------
Cash at the End of Period                                                                            245,513                 --
================================================================================================================================

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION

Cash paid for interest on floating rate obligations was $19,758 and $19,707 for North Carolina Dividend Advantage (NRB) and North Carolina Dividend Advantage 3
(NII), respectively.

Non-cash financing activities not included herein consist of reinvestments of Common share distributions of $17,696 and $14,200 for North Carolina Dividend Advantage (NRB) and North Carolina Dividend Advantage 3 (NII), respectively.

                                 See accompanying notes to financial statements.

50 Nuveen Investments

| Notes to
| FINANCIAL STATEMENTS(Unaudited)

1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The funds covered in this report and their corresponding Common share stock exchange symbols are Nuveen Georgia Premium Income Municipal Fund (NPG), Nuveen Georgia Dividend Advantage Municipal Fund (NZX), Nuveen Georgia Dividend Advantage Municipal Fund 2 (NKG), Nuveen North Carolina Premium Income Municipal Fund (NNC), Nuveen North Carolina Dividend Advantage Municipal Fund (NRB), Nuveen North Carolina Dividend Advantage Municipal Fund 2 (NNO) and Nuveen North Carolina Dividend Advantage Municipal Fund 3 (NII) (collectively, the "Funds"). Common shares of Georgia Premium Income (NPG), Georgia Dividend Advantage (NZX), Georgia Dividend Advantage 2 (NKG), North Carolina Dividend Advantage (NRB), North Carolina Dividend Advantage 2 (NNO) and North Carolina Dividend Advantage 3 (NII) are traded on the New York Stock Exchange (NYSE) Amex while Common shares of North Carolina Premium Income (NNC) are traded on the NYSE. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end management investment companies.

Each Fund seeks to provide current income exempt from both regular federal and designated state income taxes by investing primarily in a portfolio of municipal obligations issued by state and local government authorities within a single state or certain U.S. territories.

In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards CodificationTM (the "Codification") as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with generally accepted accounting principles (GAAP). The Codification supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but rather organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective for financial statements issued for interim and annual periods ending after September 15, 2009. The Codification did not have a material effect on the Funds' financial statements.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with US generally accepted accounting principles.

Investment Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. Prices of forward swap contracts are also provided by an independent pricing service approved by each Fund's Board of Trustees. Futures contracts are valued using the closing settlement price, or, in the absence of such a price, at the mean of the bid and asked prices. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service or, in the absence of a pricing service for a particular investment or derivative instrument, the Board of Trustees of the Fund, or its designee, may establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant. Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates value.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At November 30, 2009, there were no such outstanding purchase commitments in any of the Funds.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which

                                                           Nuveen Investments 51

| Notes to
| Financial Statements (Unaudited) (continued)

will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Common Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from US generally accepted accounting principles.

Preferred Shares

The Funds have issued and outstanding Preferred shares, $25,000 stated value per share, as a means of effecting financial leverage. Each Fund's Preferred shares are issued in one Series. The dividend rate paid by the Funds on each Series is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable at the end of each rate period. As of November 30, 2009, the number of Preferred shares outstanding for each Fund is as follows:

                                                                             NORTH          NORTH           NORTH           NORTH
                           GEORGIA         GEORGIA         GEORGIA        CAROLINA       CAROLINA        CAROLINA        CAROLINA
                           PREMIUM        DIVIDEND        DIVIDEND         PREMIUM       DIVIDEND        DIVIDEND        DIVIDEND
                            INCOME       ADVANTAGE     ADVANTAGE 2          INCOME      ADVANTAGE     ADVANTAGE 2     ADVANTAGE 3
                              (NPG)           (NZX)           (NKG)           (NNC)          (NRB)           (NNO)           (NII)
----------------------------------------------------------------------------------------------------------------------------------
Number of shares:
     Series M                   --             556              --              --             --              --              --
     Series T                   --              --              --              --            643              --              --
     Series W                   --              --              --              --             --              --           1,120
     Series TH               1,028              --              --           1,806             --              --              --
     Series F                   --              --           1,172              --             --           1,120              --
==================================================================================================================================

Beginning in February 2008, more shares for sale were submitted in the regularly scheduled auctions for the Preferred shares issued by the Funds than there were offers to buy. This meant that these auctions "failed to clear,'' and that many Preferred shareholders who wanted to sell their shares in these auctions were unable to do so. Preferred shareholders unable to sell their shares received distributions at the "maximum rate'' applicable to failed auctions as calculated in accordance with the pre-established terms of the Preferred shares.

These developments have generally not affected the portfolio management or investment policies of these Funds. However, one continuing implication of these auction failures for Common shareholders is that the Funds' cost of leverage will likely be higher at times than it otherwise would have been had the auctions continued to be successful. As a result, the Funds' future Common share earnings may likely have been incrementally lower than they otherwise would have been. As of November 30, 2009, the aggregate amount of outstanding Preferred shares redeemed by each Fund is as follows:

52 Nuveen Investments

                                                                                GEORGIA         GEORGIA         GEORGIA
                                                                                PREMIUM        DIVIDEND        DIVIDEND
                                                                                 INCOME       ADVANTAGE     ADVANTAGE 2
                                                                                   (NPG)           (NZX)           (NKG)
------------------------------------------------------------------------------------------------------------------------
Preferred shares redeemed, at liquidation value                             $ 2,100,000     $ 1,100,000     $ 3,700,000
========================================================================================================================

                                                                   NORTH          NORTH            NORTH          NORTH
                                                                CAROLINA       CAROLINA         CAROLINA       CAROLINA
                                                                 PREMIUM       DIVIDEND         DIVIDEND       DIVIDEND
                                                                  INCOME      ADVANTAGE      ADVANTAGE 2    ADVANTAGE 3
                                                                    (NNC)          (NRB)            (NNO)          (NII)
------------------------------------------------------------------------------------------------------------------------
Preferred shares redeemed, at liquidation value              $ 1,650,000      $ 925,000             $ --           $ --
========================================================================================================================

Inverse Floating Rate Securities

Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond's par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an "inverse floater") that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates' holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond's downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond's value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an "externally-deposited inverse floater"), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a "self-deposited inverse floater"). The inverse floater held by a Fund gives the Fund the right (a) to cause the holders of the floating rate certificates to tender their notes at par, and (b) to have the broker transfer the fixed-rate bond held by the trust to the Fund, thereby collapsing the trust. An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as "(IF) - Inverse floating rate investment." An investment in a self-deposited inverse floater is accounted for as a financing transaction. In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as "(UB) - Underlying bond of an inverse floating rate trust reflected as a financing transaction," with the Fund accounting for the short-term floating rate certificates issued by the trust as "Floating rate obligations" on the Statement of Assets and Liabilities. In addition, the Fund reflects in "Investment Income" the entire earnings of the underlying bond and recognizes the related interest paid to the holders of the short-term floating rate certificates as "Interest expense on floating rate obligations" on the Statement of Operations.

During the six months ended November 30, 2009, each Fund invested in externally-deposited inverse floaters and/or self-deposited inverse floaters.

Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a "recourse trust" or "credit recovery swap") (such agreements referred to herein as "Recourse Trusts") with a broker-dealer by which a Fund agrees to reimburse the broker-dealer, in certain circumstances, for the difference between the liquidation value of the fixed-rate bond held by the trust and the liquidation value of the floating rate certificates issued by the trust plus any shortfalls in interest cash flows. Under these agreements, a Fund's potential exposure to losses related to or on inverse floaters may increase beyond the value of a Fund's inverse floater investments as a Fund may potentially be liable to fulfill all amounts owed to holders of the floating rate certificates. At period end, any such shortfall is recognized as "Unrealized depreciation on Recourse Trusts" on the Statement of Assets and Liabilities.

At November 30, 2009, the Funds were not invested in externally-deposited Recourse Trusts.

                                                                                NORTH        NORTH          NORTH          NORTH
                                      GEORGIA      GEORGIA        GEORGIA    CAROLINA     CAROLINA       CAROLINA       CAROLINA
                                      PREMIUM     DIVIDEND       DIVIDEND     PREMIUM     DIVIDEND       DIVIDEND       DIVIDEND
                                       INCOME    ADVANTAGE    ADVANTAGE 2      INCOME    ADVANTAGE    ADVANTAGE 2    ADVANTAGE 3
                                         (NPG)        (NZX)          (NKG)       (NNC)        (NRB)          (NNO)          (NII)
---------------------------------------------------------------------------------------------------------------------------------
Maximum exposure to Recourse Trusts      $ --         $ --           $ --        $ --         $ --           $ --           $ --
=================================================================================================================================

                                                           Nuveen Investments 53

| Notes to
| Financial STATEMENTS (Unaudited) (continued)

The average floating rate obligations outstanding and average annual interest rate and fees related to self-deposited inverse floaters during the six months ended November 30, 2009, were as follows:

                                                                                  NORTH        NORTH          NORTH          NORTH
                                        GEORGIA      GEORGIA        GEORGIA    CAROLINA     CAROLINA       CAROLINA       CAROLINA
                                        PREMIUM     DIVIDEND       DIVIDEND     PREMIUM     DIVIDEND       DIVIDEND       DIVIDEND
                                         INCOME    ADVANTAGE    ADVANTAGE 2      INCOME    ADVANTAGE    ADVANTAGE 2    ADVANTAGE 3
                                           (NPG)        (NZX)          (NKG)       (NNC)        (NRB)          (NNO)          (NII)
-----------------------------------------------------------------------------------------------------------------------------------
Average floating rate
   obligations  outstanding         $ 1,190,000    $ 660,000    $ 1,395,000  $ 5,195,000  $ 7,160,000    $ 4,805,000    $ 7,480,000
Average annual interest rate
   and fees                                0.69%        0.69%          0.69%        0.70%        0.55%          0.52%          0.53%
===================================================================================================================================

Forward Swap Contracts

Each Fund is authorized to enter into forward interest rate swap contracts consistent with their investment objectives and policies to reduce, increase or otherwise alter its risk profile or to alter its portfolio characteristics (i.e. duration, yield curve positioning and credit quality).

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Each Fund's use of forward interest rate swap transactions is intended to help the Fund manage its overall interest rate sensitivity, either shorter or longer, generally to more closely align the Fund's interest rate sensitivity with that of the broader municipal market. Forward interest rate swap transactions involve each Fund's agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying the Fund a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the "effective date"). The amount of the payment obligation is based on the notional amount of the swap contract and the termination date of the swap (which is akin to a bond's maturity). The value of the Fund's swap commitment would increase or decrease based primarily on the extent to which long-term interest rates for bonds having a maturity of the swap's termination date increases or decreases. Forward interest rate swap contracts are valued daily. The net amount recorded on these transactions for each counterparty is recognized on the Statement of Assets and Liabilities as "Unrealized appreciation or depreciation on forward swaps" with the change during the fiscal period recognized on the Statement of Operations as "Change in net unrealized appreciation (depreciation) of forward swaps."

The Funds may terminate a swap contract prior to the effective date, at which point a realized gain or loss is recognized. When a forward interest rate swap is terminated, it ordinarily does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash on a net basis. Net realized gains and losses during the fiscal period are recognized on the Statement of Operations as "Net realized gain (loss) from forward swaps." Each Fund intends, but is not obligated, to terminate its forward interest rate swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Fund upon termination. The Funds did not invest in forward interest rate swap transactions during the six months ended November 30, 2009.

Futures Contracts

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objectives and is authorized to invest in futures contracts in attempt to manage such risk. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin." Cash held by the broker to cover initial margin requirements on open futures contracts, if any, is recognized as "Deposits with brokers for open futures contracts" on the Statement of Assets and Liabilities. Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. Variation margin is recognized as a receivable or payable for "Variation margin on futures contracts" on the Statement of Assets and Liabilities, when applicable.

During the period the futures contract is open, changes in the value of the contract are recorded as an unrealized gain or loss by "marking-to-market" on a daily basis to reflect the changes in market value of the contract and is recognized as "Change in net unrealized appreciation (depreciation) of futures contracts" on the Statement of Operations. When the contract is closed or expired, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into and is recognized as "Net realized gain (loss) from futures contracts" on the Statement of Operations.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices. The Funds did not invest in futures contracts during the six months ended November 30, 2009.

Market and Counterparty Credit Risk

In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty

54 Nuveen Investments
credit risk, consist principally of cash due from counterparties on forward, option and swap transactions. The extent of each Fund's exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities. Futures contracts expose a Fund to minimal counterparty credit risk as they are exchange traded and the exchange's clearinghouse, which is counterparty to all exchange traded futures, guarantees the futures contracts against default.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties Nuveen Asset Management (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. ("Nuveen"), believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.

Zero Coupon Securities

Each Fund is authorized to invest in zero coupon securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolios of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the custodian bank.

Indemnifications

Under the Funds' organizational documents, their Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with US generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FAIR VALUE MEASUREMENTS

In determining the value of each Fund's investments various inputs are used. These inputs are summarized in the three broad levels listed below:

     Level 1 - Quoted prices in active markets for identical securities.

     Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of each Fund's fair value measurements as of November 30, 2009:

GEORGIA PREMIUM INCOME (NPG)                       LEVEL 1           LEVEL 2         LEVEL 3             TOTAL
--------------------------------------------------------------------------------------------------------------
Investments:
    Municipal Bonds                                   $ --      $ 79,104,513            $ --      $ 79,104,513
==============================================================================================================
GEORGIA DIVIDEND ADVANTAGE (NZX)                   LEVEL 1           LEVEL 2         LEVEL 3             TOTAL
--------------------------------------------------------------------------------------------------------------
Investments:
    Municipal Bonds                                   $ --      $ 42,749,353            $ --      $ 42,749,353
==============================================================================================================
GEORGIA DIVIDEND ADVANTAGE 2 (NKG)                 LEVEL 1           LEVEL 2         LEVEL 3             TOTAL
--------------------------------------------------------------------------------------------------------------
Investments:
    Municipal Bonds                                   $ --      $ 91,966,730            $ --      $ 91,966,730
==============================================================================================================

                                                           Nuveen Investments 55

| Notes to
| Financial Statements (Unaudited) (continued)

NORTH CAROLINA PREMIUM INCOME (NNC)                LEVEL 1          LEVEL 2        LEVEL 3            TOTAL
-----------------------------------------------------------------------------------------------------------
Investments:
    Municipal Bonds                                   $ --     $139,853,974           $ --     $139,853,974
===========================================================================================================
NORTH CAROLINA DIVIDEND ADVANTAGE (NRB)            LEVEL 1          LEVEL 2        LEVEL 3            TOTAL
-----------------------------------------------------------------------------------------------------------
Investments:
    Municipal Bonds                                   $ --     $ 56,349,490           $ --     $ 56,349,490
===========================================================================================================
NORTH CAROLINA DIVIDEND ADVANTAGE 2 (NNO)          LEVEL 1          LEVEL 2        LEVEL 3            TOTAL
-----------------------------------------------------------------------------------------------------------
Investments:
    Municipal Bonds                                   $ --     $ 87,547,988           $ --     $ 87,547,988
===========================================================================================================
NORTH CAROLINA DIVIDEND ADVANTAGE 3 (NII)          LEVEL 1          LEVEL 2        LEVEL 3            TOTAL
-----------------------------------------------------------------------------------------------------------
Investments:
    Municipal Bonds                                   $ --     $ 91,639,261           $ --     $ 91,639,261
===========================================================================================================

3. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Funds record derivative instruments at fair value with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds' investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for financial reporting purposes. The Funds did not invest in derivative instruments during the six months ended November 30, 2009.

4. FUND SHARES

Common Shares

Since the inception of the Funds' repurchase program, the Funds have not repurchased any of their outstanding Common shares.

Transactions in Common shares were as follows:

                                                    GEORGIA                   GEORGIA DIVIDEND           GEORGIA DIVIDEND
                                              PREMIUM INCOME (NPG)             ADVANTAGE (NZX)          ADVANTAGE 2 (NKG)
                                           ------------------------     -----------------------     -----------------------
                                           SIX MONTHS                   SIX MONTHS                 SIX MONTHS
                                                ENDED    YEAR ENDED          ENDED    YEAR ENDED        ENDED    YEAR ENDED
                                             11/30/09       5/31/09       11/30/09       5/31/09     11/30/09       5/31/09
---------------------------------------------------------------------------------------------------------------------------
Common shares issued to shareholders
   due to reinvestment of distributions            --            --             --            --           --           284
===========================================================================================================================

                                                                               NORTH CAROLINA                NORTH CAROLINA
                                                                            PREMIUM INCOME (NNC)        DIVIDEND ADVANTAGE (NRB)
                                                                        --------------------------    --------------------------
                                                                        SIX MONTHS                    SIX MONTHS
                                                                             ENDED      YEAR ENDED         ENDED     YEAR ENDED
                                                                          11/30/09         5/31/09      11/30/09        5/31/09

--------------------------------------------------------------------------------------------------------------------------------
Common shares issued to shareholders
   due to reinvestment of distributions                                        800              --         1,187          2,524
================================================================================================================================

                                                                               NORTH CAROLINA                NORTH CAROLINA
                                                                                  DIVIDEND                      DIVIDEND
                                                                              ADVANTAGE 2 (NNO)             ADVANTAGE 3 (NII)
                                                                        --------------------------    -------------------------
                                                                        SIX MONTHS                    SIX MONTHS
                                                                             ENDED      YEAR ENDED         ENDED     YEAR ENDED
                                                                          11/30/09         5/31/09      11/30/09        5/31/09
-------------------------------------------------------------------------------------------------------------------------------
Common shares issued to shareholders
   due to reinvestment of distributions                                         --              --           986            892
===============================================================================================================================

56 Nuveen Investments

Preferred Shares

Transactions in Preferred shares were as follows:

                                                                                      GEORGIA PREMIUM INCOME (NPG)
                                                                         ----------------------------------------------------
                                                                             SIX MONTHS
                                                                                ENDED                            YEAR ENDED
                                                                              11/30/09                            5/31/09
                                                                         ----------------------------------------------------
                                                                         SHARES        AMOUNT              SHARES      AMOUNT
-----------------------------------------------------------------------------------------------------------------------------
Preferred shares redeemed and/or noticed for redemption:
    Series TH                                                              84     $ 2,100,000                --          $ --
=============================================================================================================================

                                                                                      GEORGIA DIVIDEND ADVANTAGE (NZX)
                                                                         ----------------------------------------------------
                                                                             SIX MONTHS
                                                                                ENDED                            YEAR ENDED
                                                                              11/30/09                            5/31/09
                                                                         ----------------------------------------------------
                                                                         SHARES        AMOUNT              SHARES      AMOUNT
-----------------------------------------------------------------------------------------------------------------------------
Preferred shares redeemed and/or noticed for redemption:
    Series M                                                               44     $ 1,100,000                --          $ --
=============================================================================================================================

                                                                                      GEORGIA DIVIDEND ADVANTAGE 2 (NKG)
                                                                         ----------------------------------------------------
                                                                             SIX MONTHS
                                                                                ENDED                            YEAR ENDED
                                                                              11/30/09                            5/31/09
                                                                         ----------------------------------------------------
                                                                         SHARES        AMOUNT              SHARES      AMOUNT
-----------------------------------------------------------------------------------------------------------------------------
Preferred shares redeemed and/or noticed for redemption:
    Series F                                                               96     $ 2,400,000                52   $ 1,300,000
=============================================================================================================================

                                                                                      NORTH CAROLINA PREMIUM INCOME (NNC)
                                                                         ----------------------------------------------------
                                                                             SIX MONTHS
                                                                                ENDED                            YEAR ENDED
                                                                              11/30/09                            5/31/09
                                                                         ----------------------------------------------------
                                                                         SHARES        AMOUNT              SHARES      AMOUNT
-----------------------------------------------------------------------------------------------------------------------------
Preferred shares redeemed and/or noticed for redemption:
    Series TH                                                             --           $ --                66     $ 1,650,000
=============================================================================================================================

                                                                                      NORTH CAROLINA DIVIDEND ADVANTAGE (NRB)
                                                                         ----------------------------------------------------
                                                                             SIX MONTHS
                                                                                ENDED                            YEAR ENDED
                                                                              11/30/09                            5/31/09
                                                                         ----------------------------------------------------
                                                                         SHARES        AMOUNT              SHARES      AMOUNT
-----------------------------------------------------------------------------------------------------------------------------
Preferred shares redeemed and/or noticed for redemption:
    Series T                                                               37       $ 925,000                --          $ --
=============================================================================================================================

There were no transactions in Preferred shares for North Carolina Dividend Advantage 2 (NNO) and North Carolina Dividend Advantage 3 (NII) during the six months ended November 30, 2009 and the fiscal year ended May 31, 2009.

5. INVESTMENT TRANSACTIONS

Purchases and sales (including maturities but excluding short-term investments) during the six months ended November 30, 2009, were as follows:

                                                                         GEORGIA             GEORGIA           GEORGIA
                                                                         PREMIUM            DIVIDEND          DIVIDEND
                                                                          INCOME           ADVANTAGE       ADVANTAGE 2
                                                                            (NPG)               (NZX)             (NKG)
-----------------------------------------------------------------------------------------------------------------------
Purchases                                                            $ 1,469,982           $ 808,836       $ 1,854,809
Sales and maturities                                                   1,718,497             669,578         2,513,965
=======================================================================================================================

                                                           Nuveen Investments 57

| Notes to
| Financial Statements (Unaudited) (continued)

                                                                   NORTH           NORTH           NORTH           NORTH
                                                                CAROLINA        CAROLINA        CAROLINA        CAROLINA
                                                                 PREMIUM        DIVIDEND        DIVIDEND        DIVIDEND
                                                                  INCOME       ADVANTAGE     ADVANTAGE 2     ADVANTAGE 3
                                                                    (NNC)           (NRB)           (NNO)           (NII)
-------------------------------------------------------------------------------------------------------------------------
Purchases                                                     $ 3,567,750    $ 1,147,554     $ 2,308,163     $ 3,629,983
Sales and maturities                                            3,201,643      1,205,646       1,934,818       3,025,906
=========================================================================================================================

6. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At November 30, 2009, the cost of investments was as follows:

                                                                                   GEORGIA         GEORGIA         GEORGIA
                                                                                   PREMIUM        DIVIDEND        DIVIDEND
                                                                                    INCOME       ADVANTAGE     ADVANTAGE 2
                                                                                      (NPG)           (NZX)           (NKG)
---------------------------------------------------------------------------------------------------------------------------
Cost of investments                                                           $ 75,342,123    $ 41,078,200    $ 88,945,809
===========================================================================================================================

                                                                     NORTH           NORTH           NORTH           NORTH
                                                                  CAROLINA        CAROLINA        CAROLINA        CAROLINA
                                                                   PREMIUM        DIVIDEND        DIVIDEND        DIVIDEND
                                                                    INCOME       ADVANTAGE     ADVANTAGE 2     ADVANTAGE 3
                                                                      (NNC)           (NRB)           (NNO)           (NII)
---------------------------------------------------------------------------------------------------------------------------
Cost of investments                                          $ 130,811,027    $ 47,352,336    $ 80,043,951    $ 81,991,929
===========================================================================================================================

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2009, were as follows:

                                                                             GEORGIA         GEORGIA         GEORGIA
                                                                             PREMIUM        DIVIDEND        DIVIDEND
                                                                              INCOME       ADVANTAGE     ADVANTAGE 2
                                                                                (NPG)           (NZX)           (NKG)
---------------------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                                          $ 3,295,786     $ 1,454,079     $ 2,725,631
   Depreciation                                                             (723,093)       (442,579)     (1,100,430)
---------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments                $ 2,572,693     $ 1,011,500     $ 1,625,201
=====================================================================================================================

                                                                   NORTH           NORTH           NORTH           NORTH
                                                                CAROLINA        CAROLINA        CAROLINA        CAROLINA
                                                                 PREMIUM        DIVIDEND        DIVIDEND        DIVIDEND
                                                                  INCOME       ADVANTAGE     ADVANTAGE 2     ADVANTAGE 3
                                                                    (NNC)           (NRB)           (NNO)           (NII)
-------------------------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                              $ 4,812,005     $ 2,161,670     $ 3,229,064     $ 2,828,557
   Depreciation                                                 (963,377)       (324,640)       (530,147)       (660,876)
-------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments    $ 3,848,628     $ 1,837,030     $ 2,698,917     $ 2,167,681
=========================================================================================================================

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at May 31, 2009, the Funds' last tax year end, were as follows:

58 Nuveen Investments

                                                                      GEORGIA          GEORGIA         GEORGIA
                                                                      PREMIUM         DIVIDEND        DIVIDEND
                                                                       INCOME        ADVANTAGE     ADVANTAGE 2
                                                                         (NPG)            (NZX)           (NKG)
---------------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income *                               $ 373,900        $ 192,314       $ 394,104
Undistributed net ordinary income **                                       40               16              22
Undistributed net long-term capital gains                                  --               --              --
===============================================================================================================

                                                           NORTH         NORTH            NORTH          NORTH
                                                        CAROLINA      CAROLINA         CAROLINA       CAROLINA
                                                         PREMIUM      DIVIDEND         DIVIDEND       DIVIDEND
                                                          INCOME     ADVANTAGE      ADVANTAGE 2    ADVANTAGE 3
                                                            (NNC)         (NRB)            (NNO)          (NII)
---------------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income *                  $ 732,599     $ 286,621        $ 487,931       $372,506
Undistributed net ordinary income **                          --            --               --             --
Undistributed net long-term capital gains                     --            --           11,059             --
===============================================================================================================

* Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on May 1, 2009, paid on June 1, 2009.

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds' last tax year ended May 31, 2009, was designated for purposes of the dividends paid deduction as follows:

                                                                         GEORGIA          GEORGIA         GEORGIA
                                                                         PREMIUM         DIVIDEND        DIVIDEND
                                                                          INCOME        ADVANTAGE     ADVANTAGE 2
                                                                            (NPG)            (NZX)           (NKG)
------------------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income                             $ 2,958,373      $ 1,633,407     $ 3,619,879
Distributions from net ordinary income**                                      --               --              --
Distributions from net long-term capital gains                                --               --              --
==================================================================================================================

                                                              NORTH         NORTH            NORTH          NORTH
                                                           CAROLINA      CAROLINA         CAROLINA       CAROLINA
                                                            PREMIUM      DIVIDEND         DIVIDEND       DIVIDEND
                                                             INCOME     ADVANTAGE      ADVANTAGE 2    ADVANTAGE 3
                                                               (NNC)         (NRB)            (NNO)          (NII)
------------------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income                $ 4,870,524   $ 1,960,838      $ 3,050,360    $ 3,242,962
Distributions from net ordinary income**                         --            --               --             --
Distributions from net long-term capital gains                   --            --               --             --
==================================================================================================================

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At May 31, 2009, the Funds' last tax year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                              GEORGIA         GEORGIA         GEORGIA     NORTH CAROLINA     NORTH CAROLINA     NORTH CAROLINA
                              PREMIUM        DIVIDEND        DIVIDEND            PREMIUM           DIVIDEND           DIVIDEND
                               INCOME       ADVANTAGE     ADVANTAGE 2             INCOME          ADVANTAGE        ADVANTAGE 3
                                 (NPG)           (NZX)           (NKG)              (NNC)              (NRB)              (NII)
-------------------------------------------------------------------------------------------------------------------------------
Expiration:
    May 31, 2012            $      --       $      --     $        --          $      --           $     --          $ 119,458
    May 31, 2013                   --              --         102,004                 --                 --             36,008
    May 31, 2014                   --          28,170         287,093                 --                 --            474,910
    May 31, 2015                   --          17,587              --                 --                 --                 --
    May 31, 2016                   --              --              --                 --             38,847            115,010
    May 31, 2017              903,290         129,031       1,087,212            356,246              3,765             42,115
-------------------------------------------------------------------------------------------------------------------------------
Total                       $ 903,290       $ 174,788     $ 1,476,309          $ 356,246           $ 42,612          $ 787,501
===============================================================================================================================

The following Funds have elected to defer net realized losses from investments incurred from November 1, 2008 through May 31, 2009, the Funds' last tax year end, ("post-October losses") in accordance with federal income tax regulations. Post-October losses are treated as having arisen on the first day of the current fiscal year:

                                                           Nuveen Investments 59

| Notes to
| Financial Statements (Unaudited) (continued)

                                     GEORGIA          GEORGIA   NORTH CAROLINA   NORTH CAROLINA   NORTH CAROLINA   NORTH CAROLINA
                                     PREMIUM         DIVIDEND          PREMIUM         DIVIDEND         DIVIDEND         DIVIDEND
                                      INCOME      ADVANTAGE 2           INCOME        ADVANTAGE      ADVANTAGE 2      ADVANTAGE 3
                                        (NPG)            (NKG)            (NNC)            (NRB)            (NNO)            (NII)
----------------------------------------------------------------------------------------------------------------------------------
Post-October capital losses        $ 335,866        $ 678,708        $ 776,834        $ 205,361        $ 648,031        $ 168,694
==================================================================================================================================

7. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Each Fund's management fee is separated into two components - a complex-level component, based on the aggregate amount of all fund assets managed by the Adviser, and a specific fund-level component, based only on the amount of assets within each individual Fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex- wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is based upon the average daily net assets of each Fund as follows:

                                                                              GEORGIA PREMIUM INCOME (NPG)
                                                                       NORTH CAROLINA PREMIUM INCOME (NNC)
AVERAGE DAILY NET ASSETS (1)                                                           FUND-LEVEL FEE RATE
-----------------------------------------------------------------------------------------------------------
For the first $125 million     .                                                                     .4500%
For the next $125 million                                                                            .4375
For the next $250 million                                                                            .4250
For the next $500 million                                                                            .4125
For the next $1 billion                                                                              .4000
For the next $3 billion                                                                              .3875
For net assets over $5 billion                                                                       .3750
===========================================================================================================

                                                                          GEORGIA DIVIDEND ADVANTAGE (NZX)
                                                                        GEORGIA DIVIDEND ADVANTAGE 2 (NKG)
                                                                   NORTH CAROLINA DIVIDEND ADVANTAGE (NRB)
                                                                 NORTH CAROLINA DIVIDEND ADVANTAGE 2 (NNO)
                                                                 NORTH CAROLINA DIVIDEND ADVANTAGE 3 (NII)
AVERAGE DAILY NET ASSETS (1)                                                           FUND-LEVEL FEE RATE
-----------------------------------------------------------------------------------------------------------
For the first $125 million                                                                           .4500%
For the next $125 million                                                                            .4375
For the next $250 million                                                                            .4250
For the next $500 million                                                                            .4125
For the next $1 billion                                                                              .4000
For net assets over $2 billion                                                                       .3750
===========================================================================================================

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund net assets managed as stated in the following table. As of November 30, 2009, the complex-level fee rate was .1896%.

The complex-level fee schedule is as follows:

COMPLEX-LEVEL NET ASSET BREAKPOINT LEVEL (1)                            EFFECTIVE RATE AT BREAKPOINT LEVEL
----------------------------------------------------------------------------------------------------------
$55 billion                                                                                         .2000%
$56 billion                                                                                         .1996
$57 billion                                                                                         .1989
$60 billion                                                                                         .1961
$63 billion                                                                                         .1931
$66 billion                                                                                         .1900
$71 billion                                                                                         .1851
$76 billion                                                                                         .1806
$80 billion                                                                                         .1773
$91 billion                                                                                         .1691
$125 billion                                                                                        .1599
$200 billion                                                                                        .1505
$250 billion                                                                                        .1469
$300 billion                                                                                        .1445
==========================================================================================================

(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate daily managed net assets of all Nuveen funds, with such daily managed net assets defined separately for each fund in its management agreement, but excluding assets attributable to investments in other Nuveen funds. For the complex-level and fund-level fee

60 Nuveen Investments
  components, daily managed net assets includes assets managed by the Adviser that are attributable to each fund's use of financial leverage. For these purposes, financial leverage includes the funds use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by the TOB trust that has been effectively financed by the trust's issuance of floating rate securities, subject to an agreement by the Adviser to limit the amount of such assets for determining managed net assets in certain circumstances.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Trustees who are affiliated with the Adviser or to its Officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised funds.

For the first ten years of Georgia Dividend Advantage's (NZX) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets, for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                                                YEAR ENDING
SEPTEMBER 30,                                                              SEPTEMBER 30,
--------------------------------------------------------------------------------------------------------------
2001*                                   .30%                               2007                           .25%
2002                                    .30                                2008                           .20
2003                                    .30                                2009                           .15
2004                                    .30                                2010                           .10
2005                                    .30                                2011                           .05
2006                                    .30
==============================================================================================================

*   From the commencement of operations.

The Adviser has not agreed to reimburse Georgia Dividend Advantage (NZX) for any portion of its fees and expenses beyond September 30, 2011.

For the first eight years of Georgia Dividend Advantage 2's (NKG) and North Carolina Dividend Advantage 3's (NII) operations, the Adviser has agreed to reimburse the Funds, as a percentage of average daily net assets, for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                                                YEAR ENDING
SEPTEMBER 30,                                                              SEPTEMBER 30,
-------------------------------------------------------------------------------------------------------------
2002*                                   .32%                               2007                          .32%
2003                                    .32                                2008                          .24
2004                                    .32                                2009                          .16
2005                                    .32                                2010                          .08
2006                                    .32
=============================================================================================================

*   From the commencement of operations.

The Adviser has not agreed to reimburse Georgia Dividend Advantage 2 (NKG) and North Carolina Dividend Advantage 3 (NII) for any portion of their fees and expenses beyond September 30, 2010.

For the first ten years of North Carolina Dividend Advantage's (NRB) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets, for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                                                YEAR ENDING
JANUARY 31,                                                                JANUARY 31,
-------------------------------------------------------------------------------------------------------------
2001*                                   .30%                               2007                           25%
2002                                    .30                                2008                           20
2003                                    .30                                2009                           15
2004                                    .30                                2010                           10
2005                                    .30                                2011                           05
2006                                    .30
=============================================================================================================

*   From the commencement of operations.

The Adviser has not agreed to reimburse North Carolina Dividend Advantage (NRB) for any portion of its fees and expenses beyond January 31, 2011.

For the first ten years of North Carolina Dividend Advantage 2's (NNO) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets, for fees and expenses in the amounts and for the time periods set forth below:

                                                           Nuveen Investments 61

| Notes to
| Financial Statements (Unaudited) (continued)

YEAR ENDING                                                                YEAR ENDING
NOVEMBER 30,                                                               NOVEMBER 30,
-------------------------------------------------------------------------------------------------------------
2001*                                   .30%                               2007                          .25%
2002                                    .30                                2008                          .20
2003                                    .30                                2009                          .15
2004                                    .30                                2010                          .10
2005                                    .30                                2011                          .05
2006                                    .30
=============================================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse North Carolina Dividend Advantage 2
(NNO) for any portion of its fees and expenses beyond November 30, 2011.

8. NEW ACCOUNTING STANDARDS

Accounting for Transfers of Financial Assets

During June 2009, the FASB issued changes to the authoritative guidance under GAAP on accounting for transfers of financial assets. The objective this guidance is to improve the relevance, representational faithfulness, and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and transferor's continuing involvement, if any, in transferred financial assets.

This guidance is effective as of the beginning of each reporting entity's first annual reporting period that begins after November 15, 2009, for interim periods within that first annual reporting period and for interim and annual reporting periods thereafter. Earlier application is prohibited. The recognition and measurement provisions of this guidance must be applied to transfers occurring on or after the effective date. Additionally, the disclosure provisions of this guidance should be applied to transfers that occurred both before and after the effective date of this guidance. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and disclosures, if any.

9. SUBSEQUENT EVENTS

Distributions to Common Shareholders

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on December 31, 2009, to shareholders of record on December 15, 2009, as follows:

                                                                        NORTH            NORTH          NORTH           NORTH
                        GEORGIA       GEORGIA         GEORGIA        CAROLINA         CAROLINA       CAROLINA        CAROLINA
                        PREMIUM      DIVIDEND        DIVIDEND         PREMIUM         DIVIDEND       DIVIDEND        DIVIDEND
                         INCOME     ADVANTAGE     ADVANTAGE 2          INCOME        ADVANTAGE    ADVANTAGE 2     ADVANTAGE 3
                           (NPG)         (NZX)           (NKG)           (NNC)            (NRB)          (NNO)           (NII)
------------------------------------------------------------------------------------------------------------------------------
Dividend per share       $.0590        $.0640          $.0600          $.0620           $.0690         $.0680          $.0660
==============================================================================================================================

At the same time, North Carolina Premium Income (NNC) declared a long-term capital gain distribution of $.0023 per Common share.

MuniFund Term Preferred Shares

As discussed in the Portfolio Manager's Comments section, subsequent to the reporting period, North Carolina Premium Income (NNC) successfully completed the issuance of $23.3 million of 2.65%, Series 2015 MuniFund Term Preferred. The newly-issued MuniFund Term Preferred shares trade on the New York Stock Exchange
(NYSE) under the symbol "NNC Pr C".

Subsequent to the reporting period, Georgia Premium Income (NPG), Georgia Dividend Advantage (NZX), Georgia Dividend Advantage 2 (NKG), North Carolina Dividend Advantage (NRB), North Carolina Dividend Advantage 2 (NNO) and North Carolina Dividend Advantage 3 (NII) filed with the SEC a registration statement seeking to register MuniFund Term Preferred shares. These registrations statements, declared effective by the SEC, enable the Funds to issue to the public shares of MuniFund Term Preferred to refinance all or a portion of each Fund's auction rate preferred shares. The issuance of MuniFund Term Preferred shares by these Funds is subject to market conditions. There is no assurance that these MuniFund Term Preferred shares will be issued.

Evaluation Date

In May 2009, the FASB issued changes to authoritative guidance under GAAP for subsequent events. This guidance requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. This guidance is intended to establish general standards of accounting and for disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. This guidance requires the disclosure of the date through which an entity has evaluated subsequent events and the basis for that date - that is, whether that date represents the date the financial statements were issued or were available to be issued. This guidance is effective for interim and annual periods ending after June 15, 2009. The Funds have performed an evaluation of subsequent events through January 25, 2010, which is the date the financial statements were issued.

62 Nuveen Investments

| Financial
| HIGHLIGHTS(Unaudited)

                                                           Nuveen Investments 63

| Financial
| Highlights(Unaudited)

Selected data for a Common share outstanding throughout each period:

                                                     INVESTMENT OPERATIONS                               LESS DISTRIBUTIONS
                               ---------------------------------------------------------------   ----------------------------------
                                                         DISTRIBUTIONS   DISTRIBUTIONS
                                                              FROM NET            FROM                   NET
                   BEGINNING                                INVESTMENT         CAPITAL            INVESTMENT    CAPITAL
                      COMMON                       NET       INCOME TO        GAINS TO             INCOME TO   GAINS TO
                       SHARE          NET    REALIZED/       PREFERRED       PREFERRED                COMMON     COMMON
                   NET ASSET   INVESTMENT   UNREALIZED          SHARE-          SHARE-                SHARE-     SHARE-
                       VALUE       INCOME   GAIN (LOSS)        HOLDERS         HOLDERS    TOTAL      HOLDERS    HOLDERS      TOTAL
-----------------------------------------------------------------------------------------------------------------------------------
GEORGIA PREMIUM INCOME (NPG)
-----------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2010(b)               $13.72         $.42        $ .43           $(.02)          $  --    $ .83        $(.32)     $  --      $(.32)
2009                   14.19          .85         (.55)           (.16)             --      .14         (.61)        --       (.61)
2008                   14.55          .84         (.30)           (.24)           (.01)     .29         (.61)      (.04)      (.65)
2007                   14.55          .86          .04            (.23)             --      .67         (.67)        --       (.67)
2006                   15.19          .87         (.48)           (.17)           (.01)     .21         (.78)      (.07)      (.85)
2005                   14.42          .92          .84            (.09)             --     1.67         (.90)        --       (.90)

GEORGIA DIVIDEND ADVANTAGE (NZX)
-----------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2010(b)                13.98          .45          .54            (.02)             --      .97         (.35)        --       (.35)
2009                   14.47          .91         (.57)           (.17)             --      .17         (.66)        --       (.66)
2008                   14.65          .90         (.16)           (.26)             --      .48         (.66)        --       (.66)
2007                   14.71          .92          .02            (.25)             --      .69         (.75)        --       (.75)
2006                   15.30          .94         (.47)           (.19)             --      .28         (.87)        --       (.87)
2005                   14.47          .96          .85            (.10)             --     1.71         (.88)      (.01)      (.89)
===================================================================================================================================

                                    OFFERING                                  PREFERRED SHARES AT END OF PERIOD
                                   COSTS AND        ENDING               ------------------------------------------
                                   PREFERRED        COMMON                  AGGREGATE    LIQUIDATION
                                       SHARE         SHARE      ENDING         AMOUNT     AND MARKET         ASSET
                                UNDERWRITING     NET ASSET      MARKET    OUTSTANDING          VALUE      COVERAGE
                                   DISCOUNTS         VALUE       VALUE          (000)      PER SHARE     PER SHARE
-------------------------------------------------------------------------------------------------------------------
GEORGIA PREMIUM INCOME (NPG)
-------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:                        $ --        $14.23      $12.93        $25,700        $25,000       $77,668
2010(b)                                   --         13.72       12.10         27,800         25,000        71,967
2009                                      --         14.19       13.15         27,800         25,000        73,571
2008                                      --         14.55       14.12         27,800         25,000        74,784
2007                                      --         14.55       15.16         27,800         25,000        74,747
2006                                      --         15.19       16.70         27,800         25,000        76,877
2005
GEORGIA DIVIDEND ADVANTAGE (NZX)
-------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2010(b)                                   --         14.60       14.52         13,900         25,000        76,718
2009                                      --         13.98       13.46         15,000         25,000        70,871
2008                                      --         14.47       13.47         15,000         25,000        72,497
2007                                      --         14.65       16.00         15,000         25,000        73,052
2006                                      --         14.71       15.50         15,000         25,000        73,187
2005                                     .01         15.30       15.89         15,000         25,000        75,012
===================================================================================================================

64 Nuveen Investments

                                                                  RATIOS/SUPPLEMENTAL DATA
                                 -------------------------------------------------------------------------------------------
                                                                                   RATIOS TO AVERAGE NET ASSETS
                                                                                   APPLICABLE TO COMMON SHARES
                                      TOTAL RETURNS                                    BEFORE REIMBURSEMENT
                                 ---------------------                    --------------------------------------------------
                                                 BASED           ENDING
                                                    ON              NET
                                   BASED        COMMON           ASSETS
                                      ON     SHARE NET       APPLICABLE      EXPENSES         EXPENSES               NET
                                  MARKET         ASSET        TO COMMON     INCLUDING        EXCLUDING        INVESTMENT
                                   VALUE*        VALUE*    SHARES (000)    INTEREST++(a)      INTEREST++          INCOME++
----------------------------------------------------------------------------------------------------------------------------
GEORGIA PREMIUM INCOME (NPG)
----------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2010(b)                             9.53%         6.12%         $54,143          1.25%***         1.23%***          5.98%***
2009                               (2.86)         1.33           52,227          1.44             1.33              6.44
2008                               (2.17)         2.06           54,011          1.25             1.25              5.86
2007                               (2.55)         4.62           55,359          1.25             1.25              5.84
2006                               (4.12)         1.42           55,318          1.25             1.25              5.87
2005                               15.46         11.88           57,687          1.25             1.25              6.15
GEORGIA DIVIDEND ADVANTAGE (NZX)
----------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2010(b)                            10.65          7.01           28,755          1.32***          1.31***           6.13***
2009                                5.67          1.46           27,522          1.53             1.42              6.50
2008                              (11.73)         3.33           28,498          1.32             1.32              5.86
2007                                8.10          4.75           28,831          1.35             1.35              5.74
2006                                2.91          1.87           28,912          1.31             1.31              5.82
2005                               20.74         12.10           30,007          1.27             1.27              5.93
============================================================================================================================

                                                    RATIOS/SUPPLEMENTAL DATA
                                ----------------------------------------------------------------
                                           RATIOS TO AVERAGE NET ASSETS
                                           APPLICABLE TO COMMON SHARES
                                              AFTER REIMBURSEMENT**
                                ------------------------------------------------
                                   EXPENSES          EXPENSES               NET       PORTFOLIO
                                  INCLUDING         EXCLUDING        INVESTMENT        TURNOVER
                                INTEREST++(a)        INTEREST++          INCOME++          RATE
------------------------------------------------------------------------------------------------
GEORGIA PREMIUM INCOME (NPG)
------------------------------------------------------------------------------------------------
Year Ended 5/31:
2010(b)                                1.25%***          1.23%***          5.98%***           2%
2009                                   1.44              1.33              6.44              12
2008                                   1.25              1.25              5.86              31
2007                                   1.25              1.25              5.84               4
2006                                   1.25              1.25              5.87              15
2005                                   1.25              1.25              6.15              18
GEORGIA DIVIDEND ADVANTAGE (NZX)
------------------------------------------------------------------------------------------------
Year Ended 5/31:
2010(b)                                1.12***           1.10***           6.33***            2
2009                                   1.27              1.16              6.76               8
2008                                    .99               .99              6.19              22
2007                                    .94               .94              6.14              11
2006                                    .86               .86              6.27               5
2005                                    .82               .82              6.37              12
================================================================================================

* Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

      Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund's market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

** After expense reimbursement from the Adviser, where applicable. Expense ratios do not reflect the reduction of custodian fee credits earned on the Fund's net cash on deposit with the custodian bank, where applicable.

***   Annualized.

+     The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; Net Investment Income ratios reflect income earned and expenses incurred on assets attributable to Preferred shares.

(a) The expense ratios in the above table reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, as described in Footnote 1 - Inverse Floating Rate Securities.

(b)   For the six months ended November 30, 2009.

                                 See accompanying notes to financial statements.

                                                        Nuveen Investments    65

| Financial
| Highlights (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:

                                                        INVESTMENT OPERATIONS                            LESS DISTRIBUTIONS
                                  ----------------------------------------------------------------  -------------------------------
                                                            DISTRIBUTIONS  DISTRIBUTIONS
                                                                 FROM NET           FROM                   NET
                     BEGINNING                                 INVESTMENT        CAPITAL            INVESTMENT    CAPITAL
                        COMMON                         NET      INCOME TO       GAINS TO             INCOME TO   GAINS TO
                         SHARE           NET     REALIZED/      PREFERRED      PREFERRED                COMMON     COMMON
                     NET ASSET    INVESTMENT    UNREALIZED         SHARE-         SHARE-                SHARE-     SHARE-
                         VALUE        INCOME   GAIN (LOSS)        HOLDERS        HOLDERS     TOTAL     HOLDERS    HOLDERS    TOTAL
-----------------------------------------------------------------------------------------------------------------------------------
GEORGIA DIVIDEND ADVANTAGE 2 (NKG)
-----------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2010(b)                 $13.27          $.42         $ .62          $(.02)          $ --     $1.02       $(.33)      $ --    $(.33)
2009                     13.92           .87          (.73)          (.16)            --      (.02)       (.63)        --     (.63)
2008                     14.44           .88          (.50)          (.26)            --       .12        (.64)        --     (.64)
2007                     14.25           .89           .17           (.24)            --       .82        (.63)        --     (.63)
2006                     14.71           .88          (.45)          (.19)            --       .24        (.70)        --     (.70)
2005                     13.79           .87           .94           (.11)            --      1.70        (.78)        --     (.78)
===================================================================================================================================

                                      OFFERING                             PREFERRED SHARES AT END OF PERIOD
                                     COSTS AND      ENDING              --------------------------------------
                                     PREFERRED      COMMON                AGGREGATE   LIQUIDATION
                                         SHARE       SHARE     ENDING        AMOUNT    AND MARKET       ASSET
                                  UNDERWRITING   NET ASSET     MARKET   OUTSTANDING         VALUE    COVERAGE
                                     DISCOUNTS       VALUE      VALUE         (000)     PER SHARE   PER SHARE
--------------------------------------------------------------------------------------------------------------
GEORGIA DIVIDEND ADVANTAGE 2 (NKG)
--------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2010(b)                                  $ --       $13.96     $12.75       $29,300       $25,000     $79,238
2009                                       --        13.27      11.88        31,700        25,000      72,649
2008                                       --        13.92      13.18        33,000        25,000      73,032
2007                                       --        14.44      14.50        33,000        25,000      74,825
2006                                       --        14.25      13.26        33,000        25,000      74,168
2005                                       --        14.71      14.18        33,000        25,000      75,738
==============================================================================================================

66     Nuveen Investments

                                                                              RATIOS/SUPPLEMENTAL DATA
                                                          ----------------------------------------------------------------
                                                                                   RATIOS TO AVERAGE NET ASSETS
                                                                                    APPLICABLE TO COMMON SHARES
                                       TOTAL RETURNS                                   BEFORE REIMBURSEMENT
                                    -------------------                 --------------------------------------------------
                                                  BASED         ENDING
                                                     ON            NET
                                     BASED       COMMON         ASSETS
                                        ON    SHARE NET     APPLICABLE     EXPENSES          EXPENSES             NET
                                    MARKET        ASSET      TO COMMON    INCLUDING         EXCLUDING      INVESTMENT
                                     VALUE*       VALUE*  SHARES (000)     INTEREST++(a)     INTEREST++        INCOME++
--------------------------------------------------------------------------------------------------------------------------
GEORGIA DIVIDEND ADVANTAGE 2 (NKG)
--------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2010(b)                              10.19%        7.78%       $63,567         1.22%***          1.20%***        5.99%***
2009                                 (4.77)         .20         60,419         1.42              1.32            6.54
2008                                 (4.64)         .89         63,402         1.23              1.23            5.82
2007                                 14.40         5.79         65,770         1.24              1.24            5.63
2006                                 (1.61)        1.68         64,901         1.24              1.24            5.63
2005                                 13.61        12.61         66,974         1.23              1.23            5.58
==========================================================================================================================

                                              RATIOS/SUPPLEMENTAL DATA
                                  ------------------------------------------------------------
                                           RATIOS TO AVERAGE NET ASSETS
                                           APPLICABLE TO COMMON SHARES
                                              AFTER REIMBURSEMENT**
                                  --------------------------------------------

                                     EXPENSES       EXPENSES               NET      PORTFOLIO
                                    INCLUDING      EXCLUDING        INVESTMENT       TURNOVER
                                     INTEREST++(a)  INTEREST++          INCOME++         RATE
----------------------------------------------------------------------------------------------
GEORGIA DIVIDEND ADVANTAGE 2 (NKG)
----------------------------------------------------------------------------------------------
Year Ended 5/31:
2010(b)                                  1.01%***       1.00%***          6.19%***          2%
2009                                     1.13           1.02              6.84             13
2008                                      .83            .83              6.22             23
2007                                      .75            .75              6.11              7
2006                                      .76            .76              6.11              7
2005                                      .75            .75              6.06              5
==============================================================================================

* Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

      Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund's market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

** After expense reimbursement from the Adviser, where applicable. Expense ratios do not reflect the reduction of custodian fee credits earned on the Fund's net cash on deposit with the custodian bank, where applicable.

***   Annualized.

+     The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; Net Investment Income ratios reflect income earned and expenses incurred on assets attributable to Preferred shares.

(a) The expense ratios in the above table reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, as described in Footnote 1 - Inverse Floating Rate Securities.

(b)   For the six months ended November 30, 2009.

                                 See accompanying notes to financial statements.

                                                       Nuveen Investments    67

| Financial
| Highlights (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:

                                                                          INVESTMENT OPERATIONS
                                                       -------------------------------------------------------------------
                                                                                 DISTRIBUTIONS   DISTRIBUTIONS
                                                                                      FROM NET            FROM
                                           BEGINNING                                INVESTMENT         CAPITAL
                                              COMMON                       NET       INCOME TO        GAINS TO
                                               SHARE          NET    REALIZED/       PREFERRED       PREFERRED
                                           NET ASSET   INVESTMENT   UNREALIZED          SHARE-          SHARE-
                                               VALUE       INCOME   GAIN (LOSS)        HOLDERS         HOLDERS       TOTAL
---------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA PREMIUM INCOME (NNC)
---------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2010(b)                                       $13.78         $.43     $ .59             $(.02)           $  --       $1.00
2009                                           13.98          .85      (.27)             (.17)              --         .41
2008                                           14.36          .84      (.35)             (.23)            (.01)        .25
2007                                           14.34          .85       .07              (.23)              --****     .69
2006                                           15.16          .88      (.57)             (.16)            (.02)        .13
2005                                           14.55          .91       .70              (.11)              --        1.50
NORTH CAROLINA DIVIDEND ADVANTAGE (NRB)
---------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2010(b)                                        14.52          .49       .45              (.02)              --         .92
2009                                           14.52          .95      (.08)             (.17)              --         .70
2008                                           14.78          .93      (.22)             (.24)            (.01)        .46
2007                                           14.87          .93       .03              (.22)            (.01)        .73
2006                                           15.46          .94      (.48)             (.17)              --         .29
2005                                           14.72          .97       .78              (.09)              --        1.66
===========================================================================================================================

                                                 LESS DISTRIBUTIONS
                                         ---------------------------------

                                                 NET                            OFFERING
                                          INVESTMENT     CAPITAL               COSTS AND        ENDING
                                           INCOME TO    GAINS TO               PREFERRED        COMMON
                                              COMMON      COMMON                   SHARE         SHARE      ENDING
                                              SHARE-      SHARE-            UNDERWRITING     NET ASSET      MARKET
                                             HOLDERS     HOLDERS   TOTAL       DISCOUNTS         VALUE       VALUE
------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA PREMIUM INCOME (NNC)
------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2010(b)                                        $(.34)     $  --    $(.34)           $ --        $14.44      $15.08
2009                                            (.61)        --     (.61)             --         13.78       12.60
2008                                            (.59)      (.04)    (.63)             --         13.98       13.30
2007                                            (.66)      (.01)    (.67)             --         14.36       14.30
2006                                            (.79)      (.16)    (.95)             --         14.34       15.09
2005                                            (.89)        --     (.89)             --         15.16       17.20

NORTH CAROLINA DIVIDEND ADVANTAGE (NRB)
------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2010(b)                                         (.39)        --     (.39)             --         15.05       16.00
2009                                            (.70)        --     (.70)             --         14.52       14.26
2008                                            (.69)      (.03)    (.72)             --         14.52       15.28
2007                                            (.77)      (.05)    (.82)             --         14.78       16.44
2006                                            (.88)        --     (.88)             --         14.87       17.70
2005                                            (.92)        --     (.92)             --         15.46       17.25
==================================================================================================================

                                                      PREFERRED SHARES AT END OF PERIOD
                                            --------------------------------------------------
                                              AGGREGATE       LIQUIDATION
                                                 AMOUNT        AND MARKET                ASSET
                                            OUTSTANDING             VALUE             COVERAGE
                                                  (000)         PER SHARE            PER SHARE
----------------------------------------------------------------------------------------------
NORTH CAROLINA PREMIUM INCOME (NNC)
----------------------------------------------------------------------------------------------
Year Ended 5/31:
2010(b)                                         $45,150           $25,000              $75,794
2009                                             46,800            25,000               71,773
2008                                             46,800            25,000               72,450
2007                                             46,800            25,000               73,713
2006                                             46,800            25,000               73,629
2005                                             46,800            25,000               76,286

NORTH CAROLINA DIVIDEND ADVANTAGE (NRB)
----------------------------------------------------------------------------------------------
Year Ended 5/31:
2010(b)                                          16,075            25,000               78,077
2009                                             17,000            25,000               73,373
2008                                             17,000            25,000               73,335
2007                                             17,000            25,000               74,130
2006                                             17,000            25,000               74,319
2005                                             17,000            25,000               76,205
==============================================================================================

68 Nuveen Investments

                                                                                        RATIOS/SUPPLEMENTAL DATA
                                                                   ----------------------------------------------------------------
                                                                                          RATIOS TO AVERAGE NET ASSETS
                                                                                           APPLICABLE TO COMMON SHARES
                                                TOTAL RETURNS                                  BEFORE REIMBURSEMENT
                                            -------------------                   -------------------------------------------------
                                                          BASED          ENDING
                                                             ON             NET
                                             BASED       COMMON          ASSETS
                                                ON    SHARE NET      APPLICABLE     EXPENSES         EXPENSES             NET
                                            MARKET        ASSET       TO COMMON    INCLUDING        EXCLUDING      INVESTMENT
                                             VALUE*       VALUE*    SHARES (000)    INTEREST++(a)    INTEREST++        INCOME++
-----------------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA PREMIUM INCOME (NNC)
-----------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2010(b)                                      22.62%        7.34%        $91,735         1.26%***         1.21%***        6.11%***
2009                                          (.44)        3.22          87,558         1.39             1.32            6.43
2008                                         (2.52)        1.76          88,827         1.39             1.25            5.94
2007                                          (.78)        4.84          91,191         1.27             1.24            5.82
2006                                         (6.84)         .87          91,033         1.25             1.25            5.98
2005                                         17.79        10.52          96,008         1.23             1.23            6.09
NORTH CAROLINA DIVIDEND ADVANTAGE (NRB)
-----------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2010(b)                                      15.16         6.40          34,128         1.38***          1.27***         6.48***
2009                                         (1.82)        5.17          32,894         1.71             1.37            6.63
2008                                         (2.28)        3.26          32,868         1.91             1.29            6.07
2007                                         (2.26)        4.98          33,409         1.68             1.29            5.82
2006                                          8.03         1.93          33,537         1.29             1.29            5.79
2005                                         21.19        11.53          34,820         1.27             1.27            5.90
===================================================================================================================================

                                                                RATIOS/SUPPLEMENTAL DATA
                                            --------------------------------------------------------------
                                                     RATIOS TO AVERAGE NET ASSETS
                                                     APPLICABLE TO COMMON SHARES
                                                        AFTER REIMBURSEMENT**
                                            ------------------------------------------------
                                              EXPENSES           EXPENSES               NET       PORTFOLIO
                                             INCLUDING          EXCLUDING        INVESTMENT        TURNOVER
                                              INTEREST++(a)      INTEREST++          INCOME++          RATE
------------------------------------------------------------------------------------------------------------
NORTH CAROLINA PREMIUM INCOME (NNC)
------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2010(b)                                           1.26%***           1.21%***          6.11%***           2%
2009                                              1.39               1.32              6.43               4
2008                                              1.39               1.25              5.94              12
2007                                              1.27               1.24              5.82              13
2006                                              1.25               1.25              5.98              16
2005                                              1.23               1.23              6.09              19
NORTH CAROLINA DIVIDEND ADVANTAGE (NRB)
------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2010(b)                                           1.23***            1.12***           6.63***            2
2009                                              1.51               1.16              6.83               7
2008                                              1.63               1.01              6.35               6
2007                                              1.34                .95              6.17              15
2006                                               .86                .86              6.22               4
2005                                               .82                .82              6.34              11
============================================================================================================

* Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

       Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund's market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

**    After expense reimbursement from the Adviser, where applicable.
      Expense ratios do not reflect the reduction of custodian fee credits earned on the Fund's net cash on deposit with the custodian bank, where applicable.

***   Annualized.

**** Rounds to less than $.01 per share. The amounts shown are based on Common share equivalents. Ratios do not reflect the effect of dividend payments to Preferred shareholders; Net Investment Income ratios reflect income earned and expenses incurred on assets attributable to Preferred shares.

(a) The expense ratios in the above table reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, as described in Footnote 1 - Inverse Floating Rate Securities.

(b)   For the six months ended November 30, 2009.

                                 See accompanying notes to financial statements.

                                                           Nuveen Investments 69

| Financial
| Highlights (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:

                                                                           INVESTMENT OPERATIONS
                                                             --------------------------------------------------------------------
                                                                                         DISTRIBUTIONS    DISTRIBUTIONS
                                                                                              FROM NET             FROM
                                               BEGINNING                                    INVESTMENT          CAPITAL
                                                  COMMON                          NET        INCOME TO         GAINS TO
                                                   SHARE            NET     REALIZED/        PREFERRED        PREFERRED
                                               NET ASSET     INVESTMENT    UNREALIZED           SHARE-           SHARE-
                                                   VALUE         INCOME    GAIN (LOSS)         HOLDERS          HOLDERS     TOTAL
---------------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA DIVIDEND ADVANTAGE 2 (NNO)
---------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2010(b)                                           $14.31           $.47         $ .51            $(.02)          $  --      $ .96
2009                                               14.47            .92          (.26)            (.17)             --        .49
2008                                               14.76            .91          (.24)            (.25)           (.02)       .40
2007                                               14.75            .91           .10             (.23)           (.01)       .77
2006                                               15.55            .92          (.60)            (.17)           (.01)       .14
2005                                               14.81            .94           .83             (.10)             --       1.67

NORTH CAROLINA DIVIDEND ADVANTAGE 3 (NII)
---------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2010(b)                                            14.00            .46           .48             (.02)             --        .92
2009                                               14.13            .90          (.21)            (.16)             --        .53
2008                                               14.38            .88          (.25)            (.23)             --        .40
2007                                               14.26            .89           .11             (.23)             --        .77
2006                                               14.78            .88          (.50)            (.18)             --        .20
2005                                               13.89            .89           .91             (.11)             --       1.69
---------------------------------------------------------------------------------------------------------------------------------

                                                             LESS DISTRIBUTIONS
                                                 -----------------------------------
                                                        NET                               OFFERING
                                                 INVESTMENT       CAPITAL                COSTS AND       ENDING
                                                  INCOME TO      GAINS TO                PREFERRED       COMMON
                                                     COMMON        COMMON                    SHARE        SHARE     ENDING
                                                     SHARE-        SHARE-             UNDERWRITING    NET ASSET     MARKET
                                                    HOLDERS       HOLDERS      TOTAL     DISCOUNTS        VALUE      VALUE
--------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA DIVIDEND ADVANTAGE 2 (NNO)
--------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2010(b)                                               $(.37)        $  --      $(.37)         $ --       $14.90     $15.47
2009                                                   (.65)           --       (.65)           --        14.31      13.60
2008                                                   (.63)         (.06)      (.69)           --        14.47      13.66
2007                                                   (.71)         (.05)      (.76)           --        14.76      15.50
2006                                                   (.82)         (.12)      (.94)           --        14.75      15.28
2005                                                   (.86)         (.07)      (.93)           --        15.55      16.25

NORTH CAROLINA DIVIDEND ADVANTAGE 3 (NII)
--------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2010(b)                                                (.36)           --       (.36)           --        14.56      15.42
2009                                                   (.66)           --       (.66)           --        14.00      13.60
2008                                                   (.65)           --       (.65)           --        14.13      14.12
2007                                                   (.65)           --       (.65)           --        14.38      14.64
2006                                                   (.72)           --       (.72)           --        14.26      14.42
2005                                                   (.80)           --       (.80)           --        14.78      15.40
==========================================================================================================================

                                                           PREFERRED SHARES AT END OF PERIOD
                                                   ----------------------------------------------
                                                      AGGREGATE       LIQUIDATION
                                                         AMOUNT        AND MARKET           ASSET
                                                    OUTSTANDING             VALUE        COVERAGE
                                                           (000)        PER SHARE       PER SHARE
-------------------------------------------------------------------------------------------------
NORTH CAROLINA DIVIDEND ADVANTAGE 2 (NNO)
-------------------------------------------------------------------------------------------------
Year Ended 5/31:
2010(b)                                                 $28,000           $25,000         $74,886
2009                                                     28,000            25,000          72,905
2008                                                     28,000            25,000          73,428
2007                                                     28,000            25,000          74,418
2006                                                     28,000            25,000          74,332
2005                                                     28,000            25,000          76,924

NORTH CAROLINA DIVIDEND ADVANTAGE 3 (NII)
-------------------------------------------------------------------------------------------------
Year Ended 5/31:
2010(b)                                                  28,000            25,000          76,132
2009                                                     28,000            25,000          74,165
2008                                                     28,000            25,000          74,602
2007                                                     28,000            25,000          75,457
2006                                                     28,000            25,000          75,044
2005                                                     28,000            25,000          76,817
=================================================================================================

70 Nuveen Investments

                                                                                        RATIOS/SUPPLEMENTAL DATA
                                                                              ------------------------------------------------
                                                                                                 RATIOS TO AVERAGE NET ASSETS
                                                                                                 APPLICABLE TO COMMON SHARES
                                                       TOTAL RETURNS                                 BEFORE REIMBURSEMENT
                                                  ----------------------                       -------------------------------
                                                                   BASED           ENDING
                                                                      ON              NET
                                                   BASED          COMMON           ASSETS
                                                      ON       SHARE NET       APPLICABLE        EXPENSES        EXPENSES
                                                  MARKET           ASSET        TO COMMON       INCLUDING       EXCLUDING
                                                   VALUE*          VALUE*     SHARES (000)     INTEREST++(A)     INTEREST++
------------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA DIVIDEND ADVANTAGE 2 (NNO)
------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2010(b)                                            16.66%           6.76%         $55,872          1.27%***        1.23%***
2009                                                4.72            3.69           53,653          1.48            1.32
2008                                               (7.33)           2.83           54,240          1.54            1.25
2007                                                6.64            5.24           55,349          1.39            1.24
2006                                                (.18)            .97           55,251          1.24            1.24
2005                                               16.46           11.56           58,155          1.23            1.23

North Carolina Dividend Advantage 3 (NII)
------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2010(b)                                            16.21            6.60           57,268          1.28***         1.21***
2009                                                1.43            4.11           55,065          1.55            1.31
2008                                                1.12            2.90           55,555          1.68            1.24
2007                                                6.23            5.48           56,511          1.49            1.23
2006                                               (1.59)           1.41           56,049          1.23            1.23
2005                                               18.78           12.39           58,035          1.24            1.24
==============================================================================================================================

                                                            RATIOS/SUPPLEMENTAL DATA
                          ----------------------------------------------------------------------------------------------------
                              RATIOS TO AVERAGE NET ASSETS               RATIOS TO AVERAGE NET ASSETS
                              APPLICABLE TO COMMON SHARES                 APPLICABLE TO COMMON SHARES
                                  BEFORE REIMBURSEMENT                       AFTER REIMBURSEMENT**
                            ------------------------------   ---------------------------------------------------
                                                   NET          EXPENSES          EXPENSES                NET        PORTFOLIO
                                            INVESTMENT         INCLUDING         EXCLUDING         INVESTMENT         TURNOVER
                                                INCOME++      INTEREST++(a)       INTEREST++           INCOME++           RATE
------------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA DIVIDEND ADVANTAGE 2 (NNO)
------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2010(b)                                           6.17%***          1.04%***           1.00%***           6.40%***           2
2009                                              6.39              1.21               1.05               6.66               4
2008                                              5.87              1.21                .91               6.20               8
2007                                              5.68               .97                .83               6.09               9
2006                                              5.62               .79                .79               6.07               9
2005                                              5.64               .78                .78               6.09              26

NORTH CAROLINA DIVIDEND ADVANTAGE 3 (NII)
------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2010(b)                                           6.22***           1.08***            1.01***            6.42***            3
2009                                              6.39              1.26               1.02               6.68               4
2008                                              5.79              1.28                .84               6.19              15
2007                                              5.62              1.02                .76               6.09              12
2006                                              5.58               .76                .76               6.06               2
2005                                              5.65               .77                .77               6.13               8
==============================================================================================================================

* Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

      Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund's market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

**    After expense reimbursement from the Adviser, where applicable.
      Expense ratios do not reflect the reduction of custodian fee credits earned on the Fund's net cash on deposit with the custodian bank, where applicable.

***   Annualized.

+     The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; Net Investment Income ratios reflect income earned and expenses incurred on assets attributable to Preferred shares.

(a) The expense ratios in the above table reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, as described in Footnote 1 - Inverse Floating Rate Securities.

(b)   For the six months ended November 30, 2009.

                                                           Nuveen Investments 71

REINVEST AUTOMATICALLY
EASILY AND CONVENIENTLY

NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.

NUVEEN CLOSED-END FUNDS DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional Fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like divi- dends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund's shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares' net asset value or 95% of the shares' market value on the last business day immediately prior to the purchase date. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price

72 Nuveen Investments
per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commis- sions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to partici- pate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

                                                           Nuveen Investments 73

GLOSSARY OF TERMS
USED IN THIS REPORT

o AUCTION RATE BOND: An auction rate bond is a security whose interest payments are adjusted periodically through an auction process, which process typically also serves as a means for buying and selling the bond. Auctions that fail to attract enough buyers for all the shares offered for sale are deemed to have "failed," with current holders receiving a formula-based interest rate until the next scheduled auction.

o AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

o AVERAGE EFFECTIVE MATURITY: The average of the number of years to maturity of the bonds in a Fund's portfolio, computed by weighting each bond's time to maturity (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions unless an escrow account has been established to redeem the bond before maturity. The market value weighting for an investment in an inverse floating rate security is the value of the portfolio's residual interest in the inverse floating rate trust, and does not include the value of the floating rate securities issued by the trust.

o DURATION: Duration is a measure of the expected period over which a bond's principal and interest will be paid, and consequently is a measure of the sensitivity of a bond's or bond Fund's value to changes when market interest rates change. Generally, the longer a bond's or Fund's duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund's portfolio of bonds.

74 Nuveen Investments

o INVERSE FLOATERS: Inverse floating rate securities, also known as inverse floaters, are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond's par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an "inverse floater") to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates' holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond's downside investment risk. The holder of the inverse floater typi- cally also benefits disproportionately from any potential appreciation of the underlying bond's value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

o MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

o NET ASSET VALUE (NAV): A Fund's NAV per common share is calculated by subtracting the liabilities of the Fund (including any Preferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of common shares outstanding. Fund NAVs are calculated at the end of each business day.

o PRE-REFUNDING: Pre-refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond's credit rating and thus its value.

o TAXABLE-EQUIVALENT YIELD: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

o ZERO COUPON BOND: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Tax-exempt income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity.The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

                                                           Nuveen Investments 75

Notes

76 Nuveen Investments

Other Useful Information

BOARD OF TRUSTEES
John P. Amboian
Robert P. Bremner
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Judith M. Stockdale
Carole E. Stone
Terence J. Toth

FUND MANAGER
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust
Company
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust
Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL

QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

You may obtain (i) each Fund's quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the twelve-month period ended June 30, 2009, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public References Section at 100 F Street NE, Washington, D.C. 20549.

CEO CERTIFICATION DISCLOSURE

Each Fund's Chief Executive Officer has submitted to the New York Stock Exchange
(NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the SEC the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

COMMON AND PREFERRED SHARE INFORMATION

Each Fund intends to repurchase and/or redeem shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. During the period covered by this report, the Funds repurchased and/or redeemed/noticed for redemption shares of their common and/or preferred stock as shown in the accompanying table.

                     COMMON SHARES           PREFERRED SHARES
FUND                   REPURCHASED                   REDEEMED
NPG                             --                         84
NZX                             --                         44
NKG                             --                         96
NNC                             --                         --
NRB                             --                         37
NNO                             --                         --
NII                             --                         --

Any future repurchases and/or redemptions will be reported to shareholders in the next annual or semi-annual report.

                                                           Nuveen Investments 77

NUVEEN INVESTMENTS:
SERVING INVESTORS FOR GENERATIONS

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility. Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

WE OFFER MANY DIFFERENT INVESTING SOLUTIONS FOR OUR CLIENTS' DIFFERENT NEEDS.

Nuveen Investments is a global investment management firm that seeks to help secure the long-term goals of institutions and high net worth investors as well as the consultants and financial advisors who serve them. Nuveen Investments markets its growing range of specialized investment solutions under the high-quality brands of HydePark, NWQ, Nuveen, Santa Barbara, Symphony, Tradewinds and Winslow Capital. In total, the Company managed $141 billion of assets on September 30, 2009.

FIND OUT HOW WE CAN HELP YOU REACH YOUR FINANCIAL GOALS.

To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or NUVEEN INVESTMENTS, 333 W. WACKER DR., CHICAGO, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: WWW.NUVEEN.COM/CEF

o   Share prices

o   Fund details

o   Daily financial news

o   Investor education

o   Interactive planning tools

Distributed by
Nuveen Investments, LLC                                  It's not what you earn,
333 West Wacker Drive                                     it's what you keep.(R)
Chicago, IL 60606
www.nuveen.com

                                                                     ESA-C-1109D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)  See Portfolio of Investments in Item 1.

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors or Trustees implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen North Carolina Dividend Advantage Municipal Fund
            -----------------------------------------------------------

By (Signature and Title)  /s/ Kevin J. McCarthy
                         ----------------------------------------------
                          Kevin J. McCarthy
                          (Vice President and Secretary)

Date: February 2, 2010
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: February 2, 2010
    -------------------------------------------------------------------

By (Signature and Title)  /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: February 2, 2010
    -------------------------------------------------------------------